                                                1933 Act File No. 333-83397
                                                1940 Act File No. 811-09481

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  9  ...........................        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 10  ..........................................        X

                            HUNTINGTON VA FUNDS

            (Exact name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                         Pittsburgh, PA 15237-7010
                 (Address of Principal Executive Offices)

                              1-800-544-8347
                      (Registrant's Telephone Number)

                           Ronald J. Corn, Esq.
                       The Huntington National Bank
                           41 South High Street
                           Columbus, Ohio 43287
                  (Name and address of agent for service)
             (Notices should be sent to the Agent for Service)

                                Copies to:
                          Alyssa Albertelli, Esq.
                                Ropes & Gray
                            One Franklin Square
                    1301 K Street, N.W., Suite 800 East
                          Washington, D.C. 20005

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b)
_X_ on April 30, 2004    pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
_ _ on ______________    pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo of Huntington VA Funds]

Investor Guide

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M A Y   1,   2 0 0 4

H U N T I N G T O N   V A   F U N D S

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HUNTINGTON VA FUNDS PROSPECTUS

Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Fund

Huntington VA Mortgage Securities Fund

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M A Y   1,   2 0 0 4

[Logo of Huntington VA Funds]

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The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington VA Funds            Table of Contents

How to Read This Prospectus

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The Huntington VA Funds (“Trust”) are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Huntington VA Funds (collectively the “Funds” and each a “Fund”) are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank.

Each Fund diversifies its investments so it would qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies. This prospectus should be accompanied by the prospectuses for such variable contracts, which contain information about restrictions or other limitations imposed on their investments in the Funds.

The Fees and Expenses tables and the Examples that follow them relate exclusively to the Funds’ Shares. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher. The share performance reflected in the Performance Information (Performance Bar Chart and Table) and the Financial Highlights does not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, Share performance would be lower.

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The Funds have various investment goals and strategies. This prospectus gives you important information about the Funds that you should know before investing.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Funds.

Introduction

3

Fund Summary, Investment Strategy and Risks

4	VA Dividend Capture Fund
8	VA Growth Fund
11	VA Income Equity Fund
15	VA International Equity Fund
19	VA Macro 100 Fund
22	VA Mid Corp America Fund
27	VA New Economy Fund
32	VA Rotating Markets Fund
38	VA Situs Small Cap Fund
43	VA Mortgage Securities Fund

Shareowner Guide--How to Invest in the Huntington VA Funds

47	Pricing Shares
47	Purchasing Shares
48	Redeeming Shares

More About the Huntington VA Funds

49	Management of the Trust
49	Investment Advisor
53	Mixed Funding and Shared Funding
53	Dividends and Distributions
53	Tax Consequences
54	Financial Information
56	Financial Highlights
58	Additional Investment Strategies
59	Investment Practices
67	Glossary of Investment Risks

Introduction

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Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

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The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

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As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares (“Shares”). Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Board”).

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

VA Dividend Capture Fund

Fund Summary

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Investment Goal

To seek total return on investment, with dividend income as an important component of that return

Investment Focus

U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy

Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts (“REITs”) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects. Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in commonstock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since Inception
	1 Year

VA Dividend Capture Fund	21.36%	10.32%*

S&P 500	28.68%	4.73%**

*	Since 10/15/01
**	Since 9/30/01

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.41%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	1.01%
Fee Waivers and/or Expense Reimbursements(1)	(0.01)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$321	$557	$1,235
If waivers had not been in place	$103

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Fund Summary

Investment Goal

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To seek to achieve long-term capital appreciation primarily through investing in equity securities

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Investment Focus

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Common stocks of medium to large companies

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Principal Investment Strategy

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Invests in companies offering above-average growth potential

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Share Price Volatility

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Moderate to High

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Investment Strategy

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The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

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Long-term investors seeking capital appreciation

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What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market.

Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since
	1 Year	Inception

VA Growth Fund	15.95%	(5.94)%*

S&P 500	28.68%	(2.69)%**

*	Since 5/1/01
**	Since 4/30/01

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees
(fees paid directly from your investment)	Not Applicable
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.40%

Total Annual Fund Operating Expenses(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005. Currently, the total annual fund operating expenses are not exceeding 1.00%.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$318	$552	$1,225

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VA Income Equity Fund

Fund Summary

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Investment Goal

To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus

Common and preferred stocks

Principal Investment Strategy

Attempts to identify stocks that pay high dividends

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since
	1 Year	Inception

VA Income Equity Fund	18.43%	3.32%*

S&P 500	28.68%	(3.35)%**

*	Since 10/21/99
**	Since 10/31/99

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees
(fees paid directly from your investment)	Not Applicable
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.40%

Total Annual Fund Operating Expenses(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005. Currently, the total annual fund operating expenses are not exceeding 1.00%.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$318	$552	$1,225

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VA International Equity Fund

Fund Summary

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Investment Goal

To seek total return

Investment Focus

Equity securities of companies based outside the United States

Principal Investment Strategy

Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance if there is a change to this policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks.

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

Currency Risk: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	4.98%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	5.58%
Fee Waivers and/or Expense Reimbursements(1)	(4.58)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

* Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Fund Shares	$102	$1,256
If waivers had not been in place	$556

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VA Macro 100 Fund

Fund Summary

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Investment Goal

To seek total return which consists of capital appreciation and income

Investment Focus

Common stocks of companies within the Standard & Poor’s 500 (“S&P 500”)

Principal Investment Strategy

Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 had a total market capitalization value of approximately $10.5 trillion.

As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of large capitalization companies within the S&P 500 — will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	4.98%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	5.58%
Fee Waivers and/or Expense Reimbursements(1)	(4.58)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

* Other expenses are based on estimated amounts for the current fical year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Fund Shares	$102	$1,256
If waivers had not been in place	$556

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VA Mid Corp America Fund

Fund Summary

Investment Goal

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To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies.

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Investment Focus

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Common stocks

Principal Investment Strategy

Attempts to identify companies with outstanding growth characteristics

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Share Price Volatility

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Moderate to High

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Investment Strategy

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The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 27, 2004, the RMCI statistics were as follows; the average market capitalization of companies in the index was approximately $6.32 billion and the median market capitalization was approximately $3.22 billion. The companies in RMCI had a total market capitalization range from $613 million to $18.26 billion. As of March 31, 2004, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.5 billion and the median market capitalization was approximately $2.1 billion. The companies in the S&P 400 had a total market capitalization range from approximately $413 million to $11.3 billion.

In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze and the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

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The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since
	1 Year	Inception

VA Mid Corp America Fund	29.63%	10.92%*

RMCI	40.06%	15.23%**

*	Since 10/15/01
**	Since 9/30/01

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable
Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.40%

Total Annual Fund Operating Expenses(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005. Currently, the total annual fund operating expenses are not exceeding 1.00%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$318	$552	$1,225

VA New Economy Fund

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Fund Summary

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Investment Goal

To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus

Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature

Principal Investment Strategy

Long-term capital appreciation

Share Price Volatility

High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Rate Risk: Prices of fixed income securities rise and fall in response to changes in interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) andincrease the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since
	1 Year	Inception

VA New Economy Fund	31.56%	10.14%*

RUS3G	30.97%	3.98%**

*	Since 10/15/01
**	Since 9/30/01

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.45%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	1.05%
Fee Waivers and/or Expense Reimbursements(1)	(0.05)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$329	$575	$1,278
If waivers had not been in place	$107

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VA Rotating Markets Fund

Fund Summary

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Investment Goal

To seek capital appreciation

Investment Focus

Common stocks and index-based securities

Principal Investment Strategy

Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days’ advance notice before changing this 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index (“RUS2000”), Standard & Poor’s 500 Index (“S&P 500”), or the NASDAQ-100 Index.

Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the RUS2000. As of February 27, 2004, the RUS2000 statistics were as follows: the average market capitalization of companies in the index was approximately $920 million and the median market capitalization was approximately $502 million. The companies in the RUS2000 had a total market capitalization range of approximately $20 million to $2.72 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index (“RMCI”). As of February 27, 2004, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $6.32 billion and the median market capitalization was approximately $3.2 billion. The companies in the RMCI had a total market capitalization range of approximately $613 million to $10.9 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of March 31, 2004, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $20.9 billion and the median market capitalization was approximately $9.4 billion. The S&P 500 had a total market capitalization value of approximately $10.5 trillion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies. However, the most widely followed international equity index is the Morgan Stanley Capital International Europe, Australasia and Far East Index. It includes companies from the stock markets of Europe, Australia, New Zealand, and the Far East.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence by showing changes in the Fund’s performance from year to year. The returns in the bar chart and the table below DO NOT reflect variable insurance contract fees and charges. If these charges were included, the returns would be lower than those shown.

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		Since
	1 Year	Inception

VA Rotating Markets Fund	24.35%	4.53%*

S&P 500	28.68%	4.73%**

*	Since 10/15/01
**	Since 9/30/01

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.46%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	1.06%
Fee Waivers and/or Expense Reimbursements(1)	(0.06)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$331	$579	$1,289
If waivers had not been in place	$108

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VA Situs Small Cap Fund

Fund Summary

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Investment Goal

To seek long-term capital appreciation

Investment Focus

Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy

Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility

Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2004, the smallest company in the index had a market capitalization of $63 billion, the largest company had a market capitalization of $3 billion and the weighted average market capitalization was $1 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily smaller companies in both domestic and foreign markets — will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	4.98%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	5.58%
Fee Waivers and/or Expense Reimbursements(1)	(4.58)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

* Other expenses are based on estimated amounts for the current fical year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Fund Shares	$102	$1,256
If waivers had not been in place	$556

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VA Mortgage Securities Fund

Fund Summary

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Investment Goal

To seek to achieve current income

Investment Focus

Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy

Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility

Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile

Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Sholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	4.98%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	5.58%
Fee Waivers and/or Expense Reimbursements(1)	(4.58)%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of the Fund’s average daily net assets, for the period starting May 1, 2004 through April 30, 2005.

* Other expenses are based on estimated amounts for the fical year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years

Fund Shares	$102	$1,256
If waivers had not been in place	$556

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Shareowner Guide —
How to Invest in the Huntington VA Funds

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Pricing Shares

The Trust calculates the net asset value (“NAV”) per share for each of the Huntington VA Funds as of the close of regular trading of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open.

The Trust calculates NAV for each of the Funds offered by this Prospectus by valuing securities held based on market value or fair value as determined by procedures adopted by the Board. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

The Funds are open for business on any day the NYSE is open. The Funds are closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

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You may purchase Shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Huntington VA Funds as an investment option for your contract or policy.

Notes About Purchases

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Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Shares of the Huntington VA Funds. In order to purchase Shares of a Fund on a particular day, the Trust or its designated agent must receive payment within one (1) business day.

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The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of its Funds.

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If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within one (1) business day, it may cancel the purchase and the separate account may be liable for any losses to the Funds. In addition, the separate account will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

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What Shares Cost

The offering price of a share is its NAV next determined after the order is considered received by the Trust. The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Funds do not impose any sales charges on the purchase of Shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

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Redeeming Shares

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You may redeem Shares of the Huntington VA Funds only through participating insurance companies.

We redeem Shares of the Huntington VA Funds on any business day when the NYSE is open. The price at which the Trust will redeem a Share will be its NAV next determined after the order is considered received. The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

Notes About Redemptions

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In order to redeem Shares of a Huntington VA Fund on a particular day, the Trust or its designated agent must receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

Proceeds are wired to an account designated by the participating insurance companies.

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To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

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Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. The separate accounts (“omnibus accounts”) which purchase shares of the Funds include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity. Excessive short-term or other abusive trading practices may increase fund trading costs. Furthermore, the Funds rely on the participating insurance companies to implement restrictions aimed at discouraging abusive trading practices.

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The Trust may terminate or modify the methods of redemption at any time.

More About the Huntington VA Funds

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Management of the Trust

Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

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Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Huntington VA Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington VA Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington VA Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (“HBI”), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003, The Huntington National Bank had assets of $30 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (“Laffer Investments”), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following Portfolio Managers. Included is their business experience for the last five years.

B. Randolph Bateman serves as Co-Portfolio Manager of the VA Dividend Capture Fund, Portfolio Manager of the VA Situs Small Cap Fund and President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the VA Dividend Capture Fund and Senior Vice President and Director of Fixed Income Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. Mr. Mentzer received his M.B.A. from Xavier University.

James J. Gibboney, Jr. serves as the Senior Portfolio Manager of the VA Growth Fund and Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

Craig J. Hardy serves as Co-Portfolio Manager of the VA Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Christopher G. Cwiklinski serves as Co-Portfolio Manager of the VA Income Equity Fund and Vice President and Senior Portfolio Manager of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock serves as the Senior Portfolio Manager of the VA International Equity Fund and Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2001 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

An Investment Committee is responsible for the daily portfolio management of the VA Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.

Christopher M. Rowane serves as the Senior Portfolio Manager of the VA Mid Corp America Fund and is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty serves as the Senior Portfolio Manager of the VA Mortgage Securities Fund and Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and has served as Vice President for the past five years. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the VA New Economy Fund and Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice

President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Paul Koscik serves as the Senior Portfolio Manager of the VA Rotating Markets Fund and Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

Huntington is entitled to receive the following fees for its services as investment advisor: 0.60% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive a portion of its fee and/or reimburse a fund for certain operating expenses in order to limit the total operating expenses of each Fund to not more than 1.00% of its average daily net assets for the period starting May 1, 2004 through April 30, 2005. Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.40% of the VA Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the VA Macro 100 Fund.

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The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services.

Prior Performance of Similarly Managed Funds

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The table below presents prior performance information for Trust Shares of the Huntington Growth Fund, the Huntington Income Equity Fund, the Huntington International Equity Fund, the Huntington Situs Small Cap Fund and the Huntington Mortgage Securities Fund (the “Corresponding Huntington Funds”), all of which are portfolios of The Huntington Funds, mutual funds advised by the Advisor. The investment objectives, strategies and risks of the Huntington VA Growth Fund, Huntington VA Income Equity Fund, the Huntington VA International Equity Fund, the VA Huntington Situs Small Cap Fund and the VA Huntington Mortgage Securities Fund (the “Corresponding Huntington VA Funds”) are substantially similar in all material respects to those of the respective Corresponding Funds.

However, expenses for the Corresponding Huntington VA Funds will be less than those of the Corresponding Huntington Funds due to the contractual waivers in effect for the Corresponding Huntington VA Funds. The table below has not been adjusted to account for the expense differences.

The table shows how the average annual returns of the Trust Shares of the Corresponding Huntington Funds compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions. The Corresponding Huntington Funds are each a separate fund and their historical performance is not an indication of the potential performance of the respective Corresponding Huntington VA Funds, which are newly created funds and have had no performance history prior to May 1, 2004.

	Average Annual Total Returns
	(as of 12/31/03)

				Since Inception
	1 Year	5 Years	10 Years	(7/3/89)

Huntington Growth Fund	19.15%	(1.91)%	8.57%	8.74%
S&P 500*	28.68%	(0.57)%	11.06%	11.47%
				Since Inception
	1 Year	5 Years	10 Years	(7/3/89)

Huntington Income Equity Fund	21.00%	0.38%	8.42%	8.13%
S&P 500*	28.68%	(0.57)%	11.06%	11.47%
				Since Inception
	1 Year	5 Years	10 Years	(3/1/01)

Huntington International Equity Fund	34.83%	N/A	N/A	(3.68)%
MSCI-EAFE**	39.17%	N/A	N/A	0.01%
				Since Inception
	1 Year	5 Years	10 Years	(6/2/92)

Huntington Mortgage Securities Fund	7.02%	6.69%	5.36%	6.52%
LBMBSI***	3.05%	6.55%	6.89%	6.97%
				Since Inception
	1 Year	5 Years	10 Years	(9/30/02)

Huntington Situs Small Cap Fund	35.18%	N/A	N/A	29.45%
S&P 600	38.80%	N/A	N/A	35.07%
*	Since 6/30/89
**	Since 2/28/01
***	Since 5/31/92

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While the other five Funds of the Trust (VA Dividend Capture Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA New Economy Fund and VA Rotating Markets Fund) have substantially similar investment objectives, strategies and risks as corresponding portfolios of The Huntington Funds that are also advised by the Advisor, no prior performance for those funds are presented since they commenced operations at about the same time as the five Funds of the Trust.

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Mixed Funding and Shared Funding

As noted previously, the Funds were established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Trust is permitted to engage in “mixed funding” (using shares as investments for both variable annuity contracts and variable life insurance policies) and “shared funding” (using shares as investments for separate accounts of unaffiliated life insurance companies) pursuant to an exemption from the SEC, and currently is engaged in shared funding arrangements and must comply with conditions of the SEC exemption that are designed to protect investors in the Funds. Although the Funds do not currently see any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the SEC only requires the Board to monitor the operation of mixed funding and shared funding arrangements, and to consider appropriate action to avoid material conflicts, and to take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

The Funds are authorized to pay financial institutions (primarily life insurance companies), a fee at the maximum annual rate of 0.25% of the average daily net assets of Shares for which a financial institution provides shareholder and/or recordkeeping services. In addition, the Advisor and its affiliates may pay out of their own reasonable resources and profits these financial institutions an additional fee for providing these services.

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Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

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All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective Huntington VA Fund unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

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Tax Consequences

There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

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Each Fund intends to qualify as a “regulated investment company” for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts. Each Fund will distribute any net investment income and net realized capital gains at least annually.

Generally, owners of variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1 / 2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity contracts, the separate accounts underlying such contracts, as well as the Funds in which such accounts invest, must meet certain diversification requirements.

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Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

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Under recently enacted Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Fund shares.

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Financial Information

Financial Highlights

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The financial highlights tables that follow do not reflect any charges or expenses that would be imposed under a variable insurance product contract. Were the effect of such charges to be included, your costs would be higher and share performance would be lower.

The financial highlights tables are intended to help you understand a Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions(1)

Huntington VA Dividend Capture Fund
2001(6)	$10.00	0.14	0.10	0.24	(0.09)	—	—
2002	$10.15	0.33	(0.33)	—	(0.34)	—	—
2003	$9.81	0.33	1.76	2.09	(0.36)	—	—
Huntington VA Growth Fund
2001(4)	$10.00	(0.04)	(0.74)	(0.78)	—	—	—
2002	$9.22	—	(1.90)	(1.90)	—	—	—
2003	$7.32	0.02	1.15	1.17	(0.02)	—	—
Huntington VA Income Equity Fund
1999(5)	$10.00	0.06	(0.13)	(0.07)	(0.05)	—	(0.04)
2000	$9.84	0.33	0.23	0.56	(0.33)	—	—
2001	$10.07	0.18	0.06	0.24	(0.20)	—	(0.01)
2002	$10.10	0.23	(1.22)	(0.99)	(0.23)	—	—
2003	$8.88	0.20	1.43	1.63	(0.20)	—	—
Huntington VA Mid Corp America Fund
2001(6)	$10.00	(0.02)	1.17	1.15	—	—	—
2002	$11.15	—	(1.45)	(1.45)	—	—	—
2003	$9.70	0.01	2.86	2.87	(0.01)	(0.01)	—
Huntington VA New Economy Fund
2001(6)	$10.00	(0.03)	0.93	0.90	—	—	—
2002	$10.90	(0.02)	(1.47)	(1.49)	—	—	—
2003	$9.41	(0.02)	2.99	2.97	—	—	—
Huntington VA Rotating Markets Fund
2001(6)	$10.00	—	0.45	0.45	—	—	—
2002	$10.45	(0.01)	(1.57)	(1.58)	—	—	—
2003	$8.87	0.06	2.10	2.16	—	—	—

(1)	Represents a return of capital for federal income tax purposes.
(2)	Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(3)	This expense decrease is reflected in both the expense and net investment income ratios.
(4)	Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.
(5)	Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.
(6)	Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.
(7)	Not annualized.
(8)	Computed on annualized basis.
(9)	Does not include the effect of expenses of underlying funds.

Total Distributions	Net Asset Value, End of Period	Total Return(2)	Ratios to Average Net Assets			Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

			Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement(3)

(0.09)	$10.15	2.44%(7)	2.00%(8)	5.25%(8)	15.47%(8)	$220	12%
(0.34)	$9.81	(0.05)%	1.12%	5.89%	1.11%	$3,396	70%
(0.36)	$11.54	21.36%	1.00%	5.22%	0.01%	$17,360	87%

—	$9.22	(7.80)%(7)	2.00%(8)	1.11%(8)	14.85%(8)	$434	0%
—	$7.32	(20.56)%	1.02%	0.14%	0.56%	$3,654	2%
(0.02)	$8.47	15.95%	1.00%	0.32%	0.00%	$12,065	4%

(0.09)	$9.84	(0.72)%(7)	0.77%(8)	4.30%(8)	10.08%(8)	$2,221	0%
(0.33)	$10.07	5.85%	0.77%	3.66%	1.47%	$3,516	6%
(0.21)	$10.10	2.34%	1.91%	1.76%	0.15%	$4,453	38%
(0.23)	$8.88	(9.96)%	1.11%	2.81%	0.43%	$8,712	4%
(0.20)	$10.31	18.43%	1.00%	2.63%	0.00%	$21,232	97%

—	$11.15	11.50%(7)	2.00%(8)	(0.85)%(8)	15.87%(8)	$289	3%
—	$9.70	(13.00)%	1.15%	(0.10)%	0.95%	$3,106	3%
(0.02)	$12.55	29.63%	1.00%	0.20%	0.00%	$10,352	25%

—	$10.90	9.00%(7)	2.00%(8)	(1.20)%(8)	15.91%(8)	$228	0%
—	$9.41	(13.67)%	1.21%	(0.44)%	2.17%	$755	20%
—	$12.38	31.56%	1.00%	(0.28)%	0.05%	$2,998	80%

—	$10.45	4.50%(7)	2.00%(8)(9)	(0.21)%(8)	16.20%(8)	$210	0%
—	$8.87	(15.12)%	1.21%(9)	(0.20)%	2.12%	$930	113%
—	$11.03	24.35%	1.00%(9)	1.02%	0.06%	$4,219	151%

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

VA Growth Fund

• at least 65% of total assets invested in equity securities.

Additional Investment Information

VA Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Eachsecurity and technique involves certain risks. The following table describes the securities andtechniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly tomarket risk. Fixed-income securities are subject primarily to market, credit and prepayment risk.Following the table is a more complete discussion of risk. You may also consult the Statement ofAdditional Information for more details about the securities in which the Funds may invest.

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Fund Name	Fund Code

VA Dividend Capture Fund	1
VA Growth Fund	2
VA Income Equity Fund	3
VA International Equity Fund	4
VA Macro 100 Fund	5
VA Mid Corp America Fund	6
VA New Economy Fund	7
VA Rotating Markets Fund	8
VA Situs Small Cap Fund	9
VA Mortgage Securities Fund	10

Instrument	Fund Code	Risk Type

American Depository Receipts (“ADRs”): ADRs are foreign Shares	1-9	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs are		Foreign Investment
designed for trading in the U.S. securities market.		Currency Risk
Foreign Custodial
Services and
Related Investment
Costs

Asset-Backed Securities: Securities backed by company receivables,	7, 9,10	Prepayment
home equity loans, truck and auto loans, leases, credit card receivables		Market
and other securities backed by other types of receivables or assets.		Credit
Regulatory
Extension Risk

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and	1-10	Credit
accepted by a commercial bank. They generally have maturities of six		Liquidity
months or less.		Market

Bonds: Bonds or fixed income securities pay interest, dividends or	1-10	Market
distributions at a specified rate. The rate may be a fixed percentage of		Credit
the principal or adjusted periodically. In addition, the issuer of a bond		Liquidity
or a fixed income security must repay the principal amount of the security,		Prepayment
normally within a specified time. Bonds or fixed income securities provide		Extension
more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

Instrument	Fund Code	Risk Type

Call and Put Options: A call option gives the buyer the right to	1-3, 6-9	Management
buy, and obligates the seller of the option to sell, a security at a		Liquidity
specified price. A put option gives the buyer the right to sell, and		Credit
obligates the seller of the option to buy, a security at a specified price.		Market
The Funds will sell only covered call and secured put options, and		Leverage
may buy bonds’ existing option contraction known as “closing transactions”.

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-10	Market
Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes	1-10	Credit
issued by corporations and other entities. Their maturities generally vary		Liquidity
from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	1- 9	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	1-10	Credit
Market

Demand Notes: Securities that are subject to puts and standby commitments	1-10	Market
to purchase the securities at a fixed price (usually with accrued interest)		Liquidity
within a fixed period of time following demand by a Fund.		Management

Derivatives: Instruments whose value is derived from an underlying contract,	1-10	Management
index or security, or any combination thereof, including futures, options		Market
(e.g., put and calls), options on futures, swap agreements, and some mortgage-		Credit
backed securities.		Liquidity
Leverage

European Depositary Receipts (“EDRs”): EDRs, which are sometimes referred to	4, 7, 9	Market Political Foreign Investment Currency Foreign Custodial Services and Related Investment Costs
as Continental Depositary Receipts, are securities, typically issued by a non-
U.S. financial institution, that evidence owndership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

Foreign Securities: Stocks issued by foreign companies including ADRs,	1-4, 6-9	Market
European Depositary Receipts and Global Depository Receipts, as well as		Political
commercial paper of foreign issuers and obligations of foreign governments,		Foreign Investment
companies, banks, overseas branches of U.S. banks or supranational entities.		Liquidity

Instrument	Fund Code	Risk Type

Forward Foreign Currency Contracts: An obligation to purchase or sell a	1-4, 6-9	Management
specific amount of a currency at a fixed future date and price set by the		Liquidity
parties involved at the time the contract is negotiated.		Credit
Market
Political
Leverage
Foreign Investment
Currency
Foreign
Custodial Services
and Related
Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency	4, 9	Management
is exchanged for another. The Fund may also enter into derivative contracts		Liquidity
in which a foreign currency is an underlying contract.		Credit
Market
Political
Leverage

Futures and Related Options: A contract providing for the future sale	1-10	Management
and purchase of a specific amount of a specific security, class of securities,		Market
or index at a specified time in the future and at a specified price. The		Credit
aggregate value of options on securities (long puts and calls) will not		Liquidity
exceed 10% of a Fund’s net assets at the time it purchases the options.		Leverage
Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

Global Depositary Receipts (“GDRs”): GDRs are securities, typically	4, 7, 9	Market
Issued gloablly by a non-U.S. financial institution, that evidence		Political
Ownership interests in a security or a pool of securities issued by either		Foreign Investment
a U.S. or foreign issuer. Generally, GDRs are designed for trading in		Currency
non-U.S. securities markets.		Foreign Custodial
Services and
Related Investment
Costs

Illiquid Securities: Securities that ordinarily cannot be sold within	1-10	Liquidity
seven business days at the value the Fund has estimated for them.		Market
Each Fund may invest up to 10% of its total assets in illiquid securities.

Index-Based Securities: Index-based securities such as:	1-9	Market
iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts
and NASDAQ-100 Index Tracking Stock “NASDAQ 100”, represent
ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index,
such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Instrument	Fund Code	Risk Type

Investment Company Securities: Shares of registered investment companies.	1-10	Market
These may include Huntington Money Market Funds and other registered investment companies for which the Advisor, or any of its affiliates serves as investment advisor, administrator or distributor. Except for the VA Rotating
Markets Fund, each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The VA Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The VA Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company.
If the VA Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Investment Grade Securities: Securities rated BBB or higher by Standard &	1-10	Market
Poor’s; Baa or better by Moody’s; similarly rated by other nationally recognized		Credit
rating organizations; or, if not rated, determined to be of comparably high quality by the Advisor.

Interests in Other Business Organizations: Entities such as limited partnerships,	2, 4,5, 7, 9	Market
limited liability companies, business trusts and companies organized outside		Foreign Investment
the United States may issue securities comparable to common or		Currency
preferred stock.		Foreign Custodial
Services and Related
Investment Costs

Money Market Instruments: Investment-grade, U.S. dollar-denominated	1-10	Market
debt securities with remaining maturities of one year or less. These may		Credit
include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate loans and pools	1-10	Prepayment
of loans. These include collateralized mortgage obligations (“CMOs”) and		Market
real estate mortgage investment conduits (“REMICs”).		Credit
Regulatory
Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells security for	10	Prepayment
delivery in a current month and simultaneously contracts with the same		Market
party to repurchase similar but not identical securities ona specified		Regulatory
future date.		Extension

Instrument	Fund Code	Risk Type

Municipal Securities: Securities issued by a state or political subdivision to	3, 10	Market
obtain funds for various public purposes. Municipal securities include private		Credit
activity bonds and industrial development bonds, as well as general obligation		Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes,		Tax
project notes, other short-term tax-exempt obligations, municipal leases, and		Regulatory
obligations of municipal housing authorities (single family revenue bonds).
There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
(“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(“Mello-Roos”) issues which are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by supranational	4, 9	Credit
agencies that are chartered to promote economic development and are		Foreign Investment
supported by various governments and government agencies.		Foreign Custodial
and Related
Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call	1-9	Management
options on foreign currencies (traded on U.S. and foreign exchanges or		Liquidity
over-the-counter markets). A covered call option means the Fund will own		Credit
an equal amount of the underlying foreign currency. Currency options help		Market
a Fund manage its exposure to changes in the value of the U.S. dollar relative		Political
to other currencies. If a Fund sells a put option on a foreign currency, it will		Leverage
establish a segregated account with its Custodian consisting of cash, U.S.		Foreign Investment
government securities or other liquid high-grade bonds in an amount equal		Currency
to the amount the Fund would be required to pay if the put is exercised.		Foreign Custodial
Services and
Related Investment
Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified	1-9	Market
rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

Real Estate Investment (“REITs”): Pooled investment vehicles which	1-10	Liquidity
invest primarily in income producing real estate or real estate loans		Management
or interest.		Market
Regulatory
Tax
Prepayment
Extension
Real Estate/REIT

Instrument	Fund Code	Risk Type

Repurchase Agreements: The purchase of a security and the simultaneous	1-10	Market
commitment to return the security to the seller at an agreed upon price on an		Leverage
agreed upon date. This is treated as a loan.

Reverse Repurchase Agreements: The sale of a security and the	1-10	Market
simultaneous commitment to buy the security back at an agreed upon		Leverage
price on an agreed upon date. This is treated as a borrowing by a Fund.

Restricted Securities: Securities not registered under the Securities Act	1-10	Liquidity
of 1933, such as privately placed commercial paper and Rule 144A securities.		Market

Securities Lending: The Funds may each lend up to 20% of their total	1-10	Market
assets. Such loans must be collateralized by cash, U.S. government obligations		Liquidity
or other high-quality debt obligations and marked to market daily.		Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments	3, 10	Credit
and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a	1-10	Liquidity
deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts,	1-10	Market
and certificates of accrual of Treasury securities.

Unit Investment Trusts: A type of investment vehicle, registered with the SEC	1-10	Market
under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

Instrument	Fund Code	Risk Type

U.S. Government Agency Securities: Securities issued by agencies and	1-10	Market
instrumentalities of the U.S. government. Agency securities are		Credit
issued or guaranteed by a federal agency or other government sponsored entity (“GSE”) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States government and some GSE securities are not. GSE securities backed by the full faith and credit of the United States government include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation,
Farmer’s Home Administration, Federal Financing Bank, General
Services Administration, Department of Housing and Urban Development,
Export-Import Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds. GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home
Loan Mortgage Corporation, Federal National Mortgage Association,
Student Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations. Other GSE securities are not backed by the full faith and credit of the United States government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded	1-10	Market
registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates	1-10	Credit
that are reset daily, weekly, quarterly or on some other schedule. Such		Liquidity
instruments may be payable to a Fund on demand.		Market

Warrants: Securities that give the holder the right to buy a proportionate	1-9	Market
amount of common stock at a specified price. Warrants are typically issued		Credit
with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-10	Market
or contract to purchase, securities at a fixed price for delivery at a		Leverage
future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated	1-10	Market
bonds issued by foreign corporations or governments. Sovereign bonds are		Credit
those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Instrument	Fund Code	Risk Type

Zero-Coupon Securities: Zero-coupon securities are debt obligations	1-10	Credit
which are generally issued at a discount and payable in full at maturity, and		Market
which do not provide for current payments of interest prior to maturity.		Zero Coupon
Liquidity
Prepayment
Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

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Active Trading. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.


Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund’s hedging transactions will be effective.


Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market.

Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.


Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.


Prepayment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.


Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information (“SAI”)
Provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington VA Funds.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

Copies of the Annual Report, Semi-Annual Report and SAI are available without charge. To receive copies, other information, or for any other inquiries:

Call
(800) 253-0412

Write
Huntington VA Funds, 41 South High Street, Columbus, OH 43287

Log on to the Internet
The SEC’s website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102

Investment Company Act registration number is 811-9481.

Cusip 446771305	Cusip 446771875	Cusip 446771701
Cusip 446771206	Cusip 446771503	Cusip 446771883
Cusip 446771107	Cusip 446771602	Cusip 446771867
Cusip 446771800

[Logo of Huntington VA Funds]

Huntington VA Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency



[Logo of Huntinton VA Funds]

Huntington VA Funds Shareholder Services:
1-800-253-0412

The Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600

                               HUNTINGTON VA FUNDS

                                  Equity Funds
                       Huntington VA Dividend Capture Fund
                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                     Huntington VA International Equity Fund
                          Huntington VA Macro 100 Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund
     Huntington VA Rotating Markets Fund Huntington VA Situs Small Cap Fund

                                   Income Fund
                     Huntington VA Mortgage Securities Fund

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional  Information  ("SAI")  contains  information which may be of  interest to  investors  in the  Huntington  VA Funds but which is not  included in the  Prospectus.  This SAI is not a  Prospectus and is only authorized for  distribution  when accompanied or preceded by the Prospectus  for the  Huntington VA Funds dated May 1, 2004.  This SAI should be read  together with the  Prospectus.  The SAI  incorporates  by reference  the Funds'  Annual  Report.  Investors  may obtain a free copy of a Prospectus  or Annual  Report by calling the  Huntington VA Funds at
800-253-0412.  Capitalized  terms  used but not  defined in this SAI have the same meaning as set forth in the Prospectus.

                               May 1, 2004

?

American  Depositary  Receipts  ("ADRs"),  European  Depositary  Receipts
("EDRs"),
Continental  Depositary  Receipts ("CDRs") and Global Depositary Receipts

Mortgage-related
Securities.................................................
..............        20
Mortgage Pass-through Securities.............................................................................................
 21
Adjustable Rate Mortgage
Securi 21s...........................................................................................

79
                               Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"            --  Huntington   Investment   Advisors,   Inc.,  the
Funds' investment advisor.

"Edgewood"           --  Edgewood    Services,    Inc.,    the    Trust's
distributor.

"Federated"          --  Federated   Services   Company,    the   Trust's
                         administrator.

"Funds"              --  Each of the separate  investment  portfolios  of
the Trust.

"Huntington Bank"    --  The     Huntington     National     Bank,    the
                         sub-administrator of the Funds.

"Independent Trustees"-- Trustees  who are not  "interested  persons"  of the Trust, as defined in the 1940 Act.

"1940 Act"           --  The Investment Company Act of 1940, as amended.

"NRSRO"              --  Nationally   Recognized    Statistical   Ratings
                         Organization such as Moody's Investors  Service,
                         Inc.    (Moody's)   or   Standard   and   Poor's
                         (S&P).

"Sub-Advisor"        --  Laffer  Investments,  Inc.,  the  Huntington  VA
                         Macro 100 Fund's sub-advisor.

"Prospectus"         --  The Prospectus of the Funds.

"Trust"              --  The Huntington VA Funds.


                      HOW ARE THE FUNDS ORGANIZED?

The  Trust  is  an  open-end,  management  investment  company  that  was established  under the laws of the  Commonwealth of Massachusetts on June
30,  1999.  The  Trust  consists  of  10  separate  Funds  with  separate
investment   objectives   and   policies   established   exclusively   as
investment  vehicles  for  separate  accounts  offered  by  participating insurance  companies.  Each of these Funds is diversified.  Effective May
1, 2003,  the  Huntington VA Rotating  Index Fund changed its name to the
Huntington  VA Rotating  Markets Fund in  connection  with changes to its investment  objective and policies,  as described in its proxy  statement and acted on at a special  shareholder  meeting  held on April 17,  2003.
The  changes   allow  the  Fund  to  rotate   investments   among  stocks
comprising equity market segments rather than indices.

Much of the  information  contained  in this SAI  expands  upon  subjects
discussed  in  the  Funds'   Prospectus.   No   investment  in  units  of
beneficial  interest  ("Shares")  of a Fund should be made without  first reading the Funds' Prospectus.


                  SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.

-------------------------------------------------------------------------
                        VA        VA       VA        VA         VA Mid
                        Dividend  Growth   Income    Rotating   Corp
                        Capture     Fund   Equity    Markets    America
                          Fund               Fund       Fund      Fund
                                                                ---------
----------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Common Stocks             P        P         P         P         P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Preferred Stocks          P        P         P         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Real Estate               P        A         A         A         A
  Investment Trusts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Warrants                  A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Interests in Other        A        A         N         N         A
  Business
  Organizations
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Treasury Receipts         A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  U.S. Treasury             A        A         A         A         A
  Obligations
-------------------------------------------          --------------------
-------------------------------------------------------------------------
  U.S. Government
  Agency Securities         A        A         A         A         A
-------------------------------------------          --------------------
-------------------------------------------------------------------------
  Bonds                     A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Certificates of           A        A         A         A         A
  Deposit
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Corporate Debt            A        A         A         A         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Commercial Paper          A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Demand Notes              A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Mortgage Backed           A        A         A         A         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Asset Backed              N        N         N         N         N
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Zero Coupon               A        A         A         A         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Bankers' Acceptances      A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Investment Grade          A        A         A         A         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   Convertible              A        A         A         A         A
Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  General Obligation        N        N         A         N         N
  Bonds
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Special Revenue Bonds     N        N         A         N         N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Tax Exempt                N        N         A         N         N
  Commercial Paper
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Tax Increment             N        N         A         N         N
  Financing   Bonds
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Notes           N        N         A         N         N
-------------------------------------------------------------------------
  Variable Rate             A        A         A         A         A
  Instruments
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Municipal Leases          N        N         A         N         N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  American Depository       A        A         A         A         A
  Receipts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  European Depository       N        N         N         A         N
  Receipts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Global Depository         N        N         N         A         N
  Receipts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Forward
  Currency Contracts        A        A         A         A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Foreign Exchange          N        N         N         A         N
  Contracts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Obligations of
  Supranational             N        N         N         A         N
  Agencies
-------------------------------------------------------------------------

-----------------------------------------------------------------------
                        VA New   VA         VA       VA       VA
                        Economy  InternationMacro    Situs    Mortgage
                        Fund     Equity     100      Small    Securities
                                 Fund       Fund     Cap Fund Fund
-----------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Common Stocks           P        P          P          P      A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Preferred Stocks        A        P          P          A      N
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Real Estate             A        A          A          P      A
  Investment Trusts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Warrants                A        A          A        A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Interests in Other      A        A          A        A        N
  Business
  Organizations
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Treasury Receipts       A        A          A        A        N
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  U.S. Treasury           A        A          A        A        A
  Obligations
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  U.S. Government           A        A          A        A        A
  Agency Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Bonds                   A        A          A        A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Certificates of         A        A          A        A        A
  Deposit
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Corporate Debt          A        A          A        A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Commercial Paper        A        A          A        A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Demand Notes            A        A          A        A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Taxable Municipal       N        N          N        N        A
Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Mortgage Backed         A        A          A        A        P
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Mortgage Dollar Rolls   N        N          N        N        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Asset Backed            A        N          N        A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Zero Coupon             A        A          A        A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Bankers' Acceptances    A        A          A        A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Credit Enhancement      N        N          N        N        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Investment Grade        A        A          A        A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Convertible              A       A           A        A        A
Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  General Obligation      N        N          N        N        A
  Bonds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Special Revenue Bonds   N        N          N        N        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Tax Exempt              N        N          N        N        A
  Commercial Paper
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Tax Increment           N        N          N        N        A
  Financing Bonds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Municipal Notes         N        N          N        N        A
-----------------------------------------------------------------------
  Variable Rate           A        A          A        A        A
  Instruments
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Municipal Leases        N        N          N        N        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  American Depository     A        A          A        A        N
  Receipts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  European Depository     A        A          N        A        N
  Receipts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Global Depository       A        A          N        A        N
  Receipts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Foreign Forward                    A          A        A        N
  Currency Contracts      A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Foreign Exchange        N        A          N        A        N
  Contracts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Obligations of            N        A          N        A        N
  Supranational
  Agencies
-----------------------------------------------------------------------

-------------------------------------------------------------------------
                        VA       VA       VA Income  VA        VA Mid
                        Dividend Growth   Equity     Rotating  Corp
                        Capture    Fund      Fund    Markets   America
                          Fund                         Fund      Fund
                                                               ----------
-------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Call and Put Options     A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Futures Contracts        A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options                  A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Options on Currencies    A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Repurchase Agreements    A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Reverse Repurchase       A        A         A          A         A
  Agreements
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Delayed Delivery         A        A         A          A         A
  Transactions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Securities Lending       A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Illiquid Securities      A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Restricted Securities    A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Time Deposits            A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Unit Investment          A        A         A          A         A
  Trusts
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  When-Issued              A        A         A          A         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Yankee Bonds             A        A         A          A         A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
  Index-Based              A        A         A          P         A
  Securities
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investment Company         A        A         A          A         A
Securities
-------------------------------------------------------------------------

-----------------------------------------------------------------------
                        VA New       VA      VA      VA       VA
                        Economy  InternationaMacro   Situs    Mortgage
                          Fund     Equity    100     Small    Securities
                                    Fund      Fund   Cap Fund   Fund
-----------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Call and Put Options    A        A           A       A        N
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Futures Contracts       A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Options                 A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Options on Currencies   A        A           A       A        N
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Repurchase Agreements   A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Reverse Repurchase      A        A           A       A        A
  Agreements
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Delayed Delivery        A        A           A       A        A
  Transactions
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Securities Lending      A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Illiquid Securities     A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Restricted Securities   A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Time Deposits           A        A           A       A        A
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Unit Investment         A        A           A       A        A
  Trusts
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  When-Issued             A        A           A       A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Yankee Bonds            A        A           A       A        N
-----------------------------------------------------------------------
-----------------------------------------------------------------------
  Index-Based             A        A           A       A        A
  Securities
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Investment Company          A        A           A       A        A
Securities
-----------------------------------------------------------------------


                          INVESTMENT PRACTICES

The  Prospectus  discusses  the  principal  investment  strategies of the
Funds.  Below you will find more  detail  about the types of  investments and  investment  practices  permitted  by  each  Fund,  as  noted  in the preceding  tables,  including  those  which  are  not  part  of a  Fund's principal investment strategy.

Adjustable Rate Notes

 The  categories  of Fixed Income  Securities  and Tax Exempt  Securities
may include  "adjustable  rate notes," which include  variable rate notes and  floating  rate  notes.  A  floating  rate  note is one  whose  terms provide for the  readjustment  of its interest  rate whenever a specified interest rate changes and that, at any time,  can  reasonably be expected to have a market value that  approximates  its amortized  cost.  Although there may be no active  secondary  market  with  respect to a  particular variable or floating  rate note  purchased  by a Fund,  the Fund may seek to  resell  the  note at any time to a third  party.  The  absence  of an active secondary  market,  however,  could make it difficult for the Fund to dispose of a variable  or  floating  rate note in the event the issuer of the note defaulted on its payment  obligations  and the Fund could, as a  result  or for  other  reasons,  suffer  a loss to the  extent  of the default.  Variable or floating  rate notes may be secured by bank letters of credit.  A demand  instrument  with a demand notice  period  exceeding seven days may be  considered  illiquid if there is no  secondary  market for such security.  Such security will be subject to a Fund's  limitation governing  investments  in "illiquid"  securities,  unless such notes are subject  to a  demand  feature  that  will  permit  the  Fund to  receive payment of the  principal  within  seven days of the Fund's  demand.  See
"INVESTMENT RESTRICTIONS" below.

American  Depositary  Receipts  ("ADRs"),  European  Depositary  Receipts
("EDRs"),  Continental Depositary Receipts ("CDRs") and Global Depositary
Receipts ("GDRs")

ADRs are securities,  typically  issued by a U.S.  financial  institution
(a "depositary"),  that evidence  ownership  interests in a security or a pool of  securities  issued by a foreign  issuer and  deposited  with the
depositary.   ADRs  include  American  Depositary  Shares  and  New  York
Shares.  EDRs,  which are sometimes  referred to as CDRs, are securities, typically  issued by a  non-U.S.  financial  institution,  that  evidence ownership  interests  in a  security  or a pool of  securities  issued by either a U.S. or foreign  issuer.  GDRs are issued  globally and evidence a  similar  ownership  arrangement.  Generally,  ADRs  are  designed  for trading in the U.S.  securities  markets,  EDRs are  designed for trading in  European  securities  markets  and GDRs are  designed  for trading in
non-U.S.   securities   markets.   ADRs,  EDRs,  CDRs  and  GDRs  may  be
available   for   investment   through   "sponsored"   or   "unsponsored"
facilities.  A sponsored  facility is  established  jointly by the issuer of the  security  underlying  the  receipt and a  depositary,  whereas an
unsponsored   facility  may  be  established  by  a  depositary   without
participation  by  the  issuer  of  the  receipt's  underlying  security.
Holders  of an  unsponsored  depositary  receipt  generally  bear all the costs of the  unsponsored  facility.  The  depositary  of an  unsponsored facility  frequently is under no  obligation  to  distribute  shareholder communications  received from the issuer of the deposited  security or to pass  through to the holders of the receipts  voting  rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed  securities are instruments secured by company  receivables,
truck  and  auto  loans,  leases,  and  credit  card  receivables.   Such
securities  are  generally  issued as  pass-through  certificates,  which represent  undivided  fractional  ownership  interests in the  underlying pools of assets.  Such  securities  also may be debt  instruments,  which are also known as  collateralized  obligations  and are generally  issued as the debt of a  special  purpose  entity,  such as a  trust,  organized solely for the purpose of owning such assets and issuing such debt.

The  purchase  of  non-mortgage   asset-backed   securities  raises  risk
considerations  peculiar to the financing of the  instruments  underlying such securities.  Like mortgages underlying  mortgage-backed  securities, underlying  automobile  sales  contracts or credit card  receivables  are subject to  substantial  prepayment  risk,  which may reduce the  overall return to certificate holders.  Nevertheless,  principal prepayment rates tend not to vary as much in  response  to changes in  interest  rates and the short-term  nature of the  underlying car loans or other  receivables tend  to  dampen  the  impact  of any  change  in the  prepayment  level.
Certificate  holders  may  also  experience  delays  in  payment  on  the certificates  if the full amounts due on  underlying  sales  contracts or receivables  are not  realized  by the  trust  because  of  unanticipated legal or  administrative  costs of enforcing  the contracts or because of depreciation or damage to the collateral (usually  automobiles)  securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity  security which  represents an ownership interest  in a  corporation  and the right to a portion  of the assets of the  corporation in the event of  liquidation.  This right,  however,  is
subordinate  to  that  of  preferred   stockholders  and  any  creditors,
including  holders of debt  issued by the  corporation.  Owners of common
stock  are   generally   entitled  to  vote  on  important   matters.   A
corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include  fixed  income  securities  that  may be exchanged  or  converted  into a  predetermined  number  of shares of the issuer's  underlying  common  stock at the option of the holder  during a
specified   period.   Convertible   securities   may  take  the  form  of
convertible  preferred  stock,  convertible  bonds or  debentures,  units consisting  of  "usable"  bonds  and  warrants  or a  combination  of the features of several of these securities.  The investment  characteristics of each  convertible  security  vary  widely,  which  allows  convertible securities  to be  employed  for a variety of  investment  strategies.  A
Fund will  exchange or convert  the  convertible  securities  held in its portfolio  into  shares  of the  underlying  common  stock  when,  in the
Advisor's  opinion,  the  investment  characteristics  of the  underlying
common  shares  will  assist  the  Fund  in  achieving   its   investment
objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate  debt  includes  any  obligation  of a  corporation  to repay a borrowed  amount at maturity  and  usually to pay the holder  interest at specific  intervals.  Corporate  debt can  have a long or short  maturity and is  often  rated  by one or more  nationally  recognized  statistical rating  organizations.  See the Appendix to this SAI for a description of these ratings.

In  addition,  the credit  risk of an  issuer's  debt  security  may vary based  on  its  priority  for  repayment.  For  example,  higher  ranking
(senior)  debt  securities  have a higher  priority  than  lower  ranking
(subordinated)  securities.  This means  that the  issuer  might not make payments on  subordinated  securities  while  continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of  senior  securities  may  receive  amounts  otherwise  payable  to the holders of subordinated securities.  Some subordinated  securities,  such as trust preferred and capital  securities  notes, also permit the issuer to defer payments  under certain  circumstances.  For example,  insurance companies  issue  securities  known as  surplus  notes  that  permit  the insurance  company to defer any  payment  that would  reduce its  capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced  securities are  securities  whose credit rating has been enhanced,  typically by the  existence of a guarantee,  letter of credit, insurance or  unconditional  demand feature.  In most cases,  the Advisor evaluates the credit  quality and ratings of  credit-enhanced  securities based upon the  financial  condition  and ratings of the party  providing the credit  enhancement (the "credit  enhancer")  rather than the issuer.
Credit-enhanced  securities  will not be treated as having been issued by the credit  enhancer for  diversification  purposes,  unless the Fund has invested  more than 10% of its assets in  securities  issued,  guaranteed or otherwise  credit enhanced by the credit  enhancer,  in which case the securities  will be treated as having  been issued both by the issuer and the  credit  enhancer.  The  bankruptcy,  receivership  or default of the credit enhancer will adversely  affect the quality and  marketability  of the underlying  security.  A default on the underlying  security or other event  that  terminates  a  demand  feature  prior to its  exercise  will adversely affect the liquidity of the underlying security.

Defensive Investments

At  times  the  Advisor  may  determine  that  conditions  in  securities markets  may make  pursuing  a  Fund's  principal  investment  strategies inconsistent  with the best  interests  of the  Fund's  shareholders.  At such times,  the  Advisor may  temporarily  use  alternative  strategies, primarily  designed  to  reduce  fluctuations  in the  value  of a Fund's assets. In implementing these temporary  "defensive"  strategies,  a Fund may  temporarily  place all or a  portion  of its  assets  in cash,  U.S.
Government  securities,  debt securities  which the Advisor  considers to be of comparable  quality to the  acceptable  investments of the Fund and other  investments  which  the  Advisor  considers  consistent  with such strategies.

Equity Securities

Equity  securities  include  both  foreign and  domestic  common  stocks, preferred stocks,  securities  convertible or exchangeable into common or preferred  stocks,  and other  securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed  income  securities   include   corporate  debt  securities,   U.S.
Government   securities,    mortgage-related    securities,    tax-exempt
securities  and any  other  securities  which  provide  a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options  on  foreign   currencies   operate   similarly   to  options  on
securities,  and are  traded  primarily  in the  over-the-counter  market
(so-called "OTC options"),  although  options on foreign  currencies have recently been listed on several  exchanges.  Options will be purchased or written only when the Advisor  believes  that a liquid  secondary  market exists  for  such  options.  There  can be no  assurance  that  a  liquid secondary  market  will  exist for a  particular  option at any  specific time.  Options  on  foreign  currencies  are  affected  by all  of  those factors which influence exchange rates and investments generally.

Purchases  and sales of options may be used to increase  current  return.
They  are  also  used  in  connection  with  hedging  transactions.   See
"Foreign Currency Transactions."

Writing  covered call options on currencies  may offset some of the costs
of  hedging  against   fluctuations  in  currency   exchange  rates.  For
transaction  hedging  purposes a Fund may also  purchase  exchange-listed and OTC put and call options on foreign  currency  futures  contracts and on foreign  currencies.  A put option on a futures  contract gives a Fund the  right to  assume a short  position  in the  futures  contract  until expiration  of the option.  A call option on a futures  contract  gives a
Fund the right to assume a long  position in the futures  contract  until the expiration of the option.

The value of a foreign  currency  option is  dependent  upon the value of the foreign  currency and the U.S.  dollar,  and may have no relationship
to  the  investment  merits  of  a  foreign  security.   Because  foreign
currency   transactions   occurring  in  the  interbank   market  involve
substantially  larger  amounts than those that may be involved in the use of foreign currency options,  investors maybe  disadvantaged by having to deal in an odd lot market  (generally  consisting of transactions of less than $1 million) for the  underlying  foreign  currencies  at prices that are less favorable than for round lots.

There is no  systematic  reporting of last sale  information  for foreign currencies  and  there  is  no  regulatory  requirement  that  quotations available  through  dealers or other market sources be firm or revised on
a  timely   basis.   Available   quotation   information   is   generally
representative  of very large  transactions  in the interbank  market and thus  may not  reflect  relatively  smaller  transactions  (less  than $1 million)  where  rates may be less  favorable.  The  interbank  market in foreign  currencies is a global,  around-the-clock  market. To the extent that the U.S.  options  markets  are  closed  while the  markets  for the underlying  currencies remain open,  significant price and rate movements may take place in the  underlying  markets  that cannot be  reflected  in the U.S.  options  markets.  Options  contracts  are  valued  at the last quoted bid price as reported  on the  primary  exchange or board of trade on which such options are traded.


Foreign Currency Transactions

Foreign  currency  transactions  include  purchasing and selling  foreign currencies,  entering  into  forward or futures  contracts to purchase or sell  foreign  currencies  (see  "Forward  Foreign  Currency  and Foreign
Currency  Futures  Contracts"),  and  purchasing  and selling  options on foreign  currencies (see "Foreign  Currency  Options").  Foreign currency transactions  may be used to hedge  against  uncertainty  in the level of future foreign currency exchange rates and to increase current return.

Purchases  and sales of  foreign  currencies  on a spot basis are used to increase  current  return.  They are also  used in  connection  with both
"transaction hedging" and "position hedging."

Transaction    hedging   involves    entering   into   foreign   currency
transactions with respect to specific  receivables or payables  generally
arising  in   connection   with  the   purchase  or  sale  of   portfolio
securities.  Transaction  hedging  is used to "lock  in" the U.S.  dollar price  of a  security  to be  purchased  or  sold,  or  the  U.S.  dollar equivalent of a dividend or interest payment in a foreign  currency.  The goal is to protect  against a  possible  loss  resulting  from an adverse change in the  relationship  between the U.S.  dollar and the  applicable foreign  currency  during  the  period  between  the  date on  which  the security  is  purchased  or sold or on which  the  dividend  or  interest payment  is  declared,  and the date on which such  payments  are made or received.

Position  hedging involves  entering into foreign  currency  transactions either  to  protect  against:  (i) a  decline  in the  value of a foreign currency in which a security held or to be sold is  denominated;  or (ii)
an  increase  in the value of a foreign  currency  in which a security to be purchased is  denominated.  In  connection  with position  hedging,  a
Fund may  purchase  put or call  options on foreign  currency and foreign currency  futures  contracts  and  buy  or  sell  forward  contracts  and foreign currency futures contracts.

Neither  transaction nor position hedging eliminates  fluctuations in the underlying  prices  of the  securities  which a Fund owns or  intends  to purchase or sell.  They simply  establish a rate of exchange which can be achieved  at some  future  point in time.  Additionally,  although  these techniques  tend to  minimize  the risk of loss due to a  decline  in the value of the  hedged  currency,  they also  tend to limit  any  potential gain which might result from the increase in the value of such currency.

Hedging  transactions  are  subject to  correlation  risk due to the fact that the  amounts  of  foreign  currency  exchange  transactions  and the value  of  the  portfolio  securities  involved  will  not  generally  be perfectly  matched.  This is because the future value of such  securities in foreign  currencies  will change as a consequence of market  movements in the  values  of  those  securities  between  the  dates  the  currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign  currency  contract  involves an obligation to purchase or sell a  specific  currency  at a future  date,  which may be any fixed number of days from the date of the  contract  as agreed by the  parties, at a price set at the time of the  contract.  In the case of a cancelable forward  contract,  the  holder  has the  unilateral  right to cancel the contract  at  maturity  by paying a  specified  fee.  The  contracts  are traded  in the  interbank  market  conducted  directly  between  currency traders (usually large commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.

A foreign currency  futures  contract is a standardized  contract for the future delivery of a specified  amount of a foreign  currency at a future date  at a  price  set at the  time  of the  contract.  Foreign  currency futures  contracts  traded  in the  United  States  are  designed  by and
traded  on  exchanges   regulated  by  the  Commodity   Futures   Trading
Commission ("CFTC"), such as the New York Mercantile Exchange.

Forward foreign  currency  contracts differ from foreign currency futures contracts  in certain  respects.  For  example,  the  maturity  date of a forward  contract  may be any  fixed  number of days from the date of the contract  agreed upon by the parties,  rather than a  predetermined  date in a given month.  Forward  contracts  may be in any amounts  agreed upon by the parties rather than predetermined  amounts.  Also, forward foreign currency  contracts are traded directly  between currency traders so that no intermediary is required.  A forward  contract  generally  requires no margin or other deposit.

At the  maturity  of a forward  or  futures  contract,  a Fund may either accept or make  delivery of the currency  specified in the  contract,  or at or prior to maturity  enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Closing  transactions  with respect to forward  contracts  are  usually  effected  with the  currency trader  who  is  a  party  to  the  original  forward  contract.  Closing transactions  with  respect  to  futures  contracts  are  effected  on  a
commodities   exchange;  a  clearing  corporation   associated  with  the
exchange assumes responsibility for closing out such contracts.

Forward  foreign   currency   contracts  and  foreign   currency  futures
contracts can be used to increase  current return.  They are also used in connection with both  "transaction  hedging" and "position  hedging." See
"Foreign Currency Transactions."

Among the risks of using foreign currency  futures  contracts is the fact that  positions  in these  contracts  (and any  related  options)  may be closed  out  only on an  exchange  or board of  trade  which  provides  a secondary  market.  Although it is intended  that any Fund using  foreign currency  futures  contracts  and related  options will only  purchase or sell them on  exchanges  or boards of trade where there  appears to be an active  secondary  market,  there is no assurance that a secondary market on an exchange or board of trade will exist for any  particular  contract or  option  or at any  particular  time.  In  such  event,  it may not be possible  to close a futures  or  related  option  position  and,  in the event of adverse price  movements,  a Fund would  continue to be required
to  make  daily  cash  payments  of  variation   margin  on  its  futures
positions.

In addition,  it is  impossible  to forecast  with  precision  the market value of a  security  at the  expiration  or  maturity  of a  forward  or
futures   contract.   Accordingly,   it  may  be  necessary  to  purchase
additional  foreign  currency on the spot market (and bear the expense of such  purchase) if the market value of the security  being hedged is less than the amount of foreign  currency a Fund is  obligated  to deliver and if a  decision  is made to sell the  security  and make  delivery  of the foreign  currency.  Conversely,  it may be  necessary to sell on the spot market  some  of the  foreign  currency  received  upon  the  sale of the hedged  portfolio  security if the market value of such security  exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund  purchases  or sells a futures  contract,  it is  required to deposit with its  custodian an amount of cash or U.S.  Treasury  bills up to 5% of the  amount of the  futures  contract.  This  amount is known as
"initial  margin." The nature of initial  margin is  different  from that
of  margin  in  security   transactions  in  that  it  does  not  involve
borrowing  money to  finance  transactions.  Rather,  initial  margin  is similar to a  performance  bond or good faith deposit that is returned to a Fund upon  termination  of the contract,  assuming a Fund satisfies its contractual obligation.

Subsequent  payments  to and from the broker  occur on a daily basis in a
process  known  as  "marking  to  market."   These  payments  are  called
"variation  margin," and are made as the value of the underlying  futures contract  fluctuates.  For example,  when a Fund sells a futures contract and the  price  of the  underlying  currency  rises  above  the  delivery price,  the  Fund's  position  declines  in  value.  The Fund then pays a broker a variation  margin  payment equal to the  difference  between the delivery  price  of the  futures  contract  and the  market  price of the currency  underlying the futures  contract.  Conversely,  if the price of the  underlying  currency falls below the delivery price of the contract, the Fund's  futures  position  increases  in value.  The broker then must make a  variation  margin  payment  equal to the  difference  between the delivery  price  of the  futures  contract  and the  market  price of the currency underlying the futures contract.

When  a Fund  terminates  a  position  in a  futures  contract,  a  final determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the  Fund  realizes  a loss or gain.  Such  closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign  securities  are those  securities  which are issued by companies located  outside  the  United  States and  principally  traded in foreign markets.  This includes  equity and debt  securities of foreign  entities
and   obligations  of  foreign   branches  of  U.S.  and  foreign  banks.
Permissible  investments  may consist of obligations of foreign  branches of U.S.  banks  and  foreign  or  domestic  branches  of  foreign  banks, including  European  Certificates  of Deposit,  European  Time  Deposits,
Canadian  Time  Deposits  and  Yankee   Certificates  of  Deposits,   and
investments  in  Canadian   Commercial  Paper,   foreign  securities  and
Europaper.  In  addition,  the Funds may invest in  depositary  receipts.
The Funds may also invest in  securities  issued or guaranteed by foreign
corporations  or  foreign  governments,   their  political  subdivisions,
agencies or instrumentalities  and obligations of supranational  entities such as the World  Bank and the Asian  Development  Bank.  Investment  in
foreign securities is subject to a number of special risks.

Since foreign  securities are normally  denominated and traded in foreign currencies,  the value of a Fund's  assets  invested  in such  securities may be affected  favorably or unfavorably by currency  exchange rates and exchange  control  regulation.  Exchange  rates  with  respect to certain currencies may be particularly volatile.  Additionally,  although foreign exchange  dealers do not charge a fee for  currency  conversion,  they do realize a profit based on the difference  (the  "spread")  between prices at which they buy and sell various  currencies.  Thus, a dealer may offer to sell a  foreign  currency  to a Fund at one  rate,  while  offering  a lesser rate of exchange  should a Fund desire to resell that  currency to the dealer.

There  may  be  less  information  publicly  available  about  a  foreign company  than  about  a U.S.  company,  and  foreign  companies  are  not generally  subject  to  accounting,  auditing,  and  financial  reporting standards and practices  comparable  to those in the United  States.  The securities  of some foreign  companies  are less liquid and at times more
volatile  than   securities  of  comparable   U.S.   companies.   Foreign
brokerage  commissions  and other fees are also generally  higher than in the United States.  Foreign  settlement  procedures and trade regulations may  involve  certain  risks  (such as delays in payment or  delivery  of securities  or in the  recovery  of a  Fund's  assets  held  abroad)  and expenses not present in the settlement of domestic investments.

In  addition,  with  respect to  certain  foreign  countries,  there is a possibility of nationalization  or expropriation of assets,  confiscatory
taxation,    political   or   financial    instability   and   diplomatic
developments  which  could  affect  the  value  of  investments  in those countries.  In certain  countries,  legal remedies available to investors may be more limited than those  available  with respect to investments in
the  United  States  or  other  countries.   The  laws  of  some  foreign
countries  may limit a Fund's  ability to invest in securities of certain issuers located in those countries.  Special tax considerations  apply to foreign securities.

Futures Contracts and Options on Futures Contracts

A futures  contract is a binding  contractual  commitment  which, if held to maturity,  will result in an obligation to make or accept  delivery of a security at a specified  future time and price.  By purchasing  futures
(assuming  a "long"  position)  a Fund will  legally  obligate  itself to accept  the  future  delivery  of the  underlying  security  and  pay the agreed price.  By selling futures  (assuming a "short"  position) it will legally  obligate  itself to make the  future  delivery  of the  security against  payment of the agreed  price.  Open  futures  positions  on debt securities  will be valued at the most recent  settlement  price,  unless that price does not in the  judgment  of the  Trustees  reflect  the fair value of the contract,  in which case the positions  will be valued by or under the  direction  of the  Trustees.  Positions  taken in the  futures markets are not  normally  held to maturity,  but are instead  liquidated through  offsetting  transactions which may result in a profit or a loss.
While  futures  positions  taken by a Fund will usually be  liquidated in this manner,  a Fund may instead make or take delivery of the  underlying securities whenever it appears  economically  advantageous to the Fund to do so. A  clearing  corporation  associated  with the  exchange  on which futures are traded assumes  responsibility for such closing  transactions and  guarantees  that the  Fund's  sale and  purchase  obligations  under closed-out  positions  will  be  performed  at  the  termination  of  the contract.

Hedging by use of  futures on debt  securities  seeks to  establish  more certainly  than would  otherwise be possible the effective rate of return on  portfolio  securities.  A Fund  may,  for  example,  take  a  "short"
position  in the  futures  market by  selling  contracts  for the  future delivery  of debt  securities  held by the  Fund  (or  securities  having characteristics  similar  to  those  held by the  Fund) in order to hedge against an  anticipated  rise in  interest  rates  that  would  adversely affect  the value of the Fund's  portfolio  securities.  When  hedging of
this  character  is  successful,   any   depreciation  in  the  value  of
portfolio  securities may be offset by  appreciation  in the value of the futures position.

On other  occasions,  a Fund may take a  "long"  position  by  purchasing futures on debt  securities.  This would be done,  for example,  when the
Advisor  expects to purchase  for a Fund  particular  securities  when it has the necessary  cash, but expects the rate of return  available in the securities  markets  at  that  time  to  be  less  favorable  than  rates currently  available in the futures  markets.  If the anticipated rise in
the  price  of  the  securities   should  occur  (with  its   concomitant
reduction in yield),  the increased  cost to the Fund of  purchasing  the securities  may  be  offset  by the  rise  in the  value  of the  futures position taken in anticipation of the subsequent securities purchase.

Successful  use by a Fund of  futures  contracts  on debt  securities  is subject to the Advisor's  ability to predict  correctly  movements in the direction  of  interest  rates and other  factors  affecting  markets for
debt  securities.   For  example,  if  a  Fund  has  hedged  against  the
possibility  of an  increase in  interest  rates  which  would  adversely affect the  market  prices of debt  securities  held by it and the prices of such securities  increase  instead,  the Fund will lose part or all of the  benefit  of the  increased  value  of its  securities  which  it has hedged because it will have offsetting  losses in its futures  positions.
In addition,  in such situations,  if the Fund has insufficient  cash, it
may  have  to  sell   securities   to  meet  daily   margin   maintenance
requirements.  A Fund may have to sell  securities  at a time when it may be disadvantageous to do so.

A Fund may  purchase  and  write  put and call  options  on debt  futures contracts,  as  they  become  available.  Such  options  are  similar  to options on securities  except that options on futures  contracts give the purchaser  the  right,  in  return  for the  premium  paid,  to  assume a position in a futures  contract (a long  position if the option is a call and a short  position  if the  option is a put) at a  specified  exercise price at any time  during the period of the  option.  As with  options on securities,  the  holder  or  writer  of  an  option  may  terminate  its position by selling or  purchasing  an option of the same  series.  There is no guarantee that such closing  transactions  can be effected.  A Fund will be  required to deposit  initial  margin and  variation  margin with respect  to put and call  options  on  futures  contracts  written  by it
pursuant  to  brokers'   requirements,   and,  in  addition,  net  option
premiums  received  will be  included  as initial  margin  deposits.  See
"Margin  Payments"  below.  Compared  to the  purchase or sale of futures contracts,  the  purchase  of call or put  options on  futures  contracts involves  less  potential  risk to a Fund  because the maximum  amount at risk  is the  premium  paid  for the  options  plus  transactions  costs.
However,  there may be  circumstances  when the  purchases of call or put options on a futures  contract  would result in a loss to a Fund when the purchase or sale of the futures  contracts  would not, such as when there is no  movement  in the prices of debt  securities.  The writing of a put or call  option on a futures  contract  involves  risks  similar to those risks relating to the purchase or sale of futures contracts.

Margin payments.  When a Fund purchases or sells a futures  contract,  it is  required  to  deposit  with its  custodian  an amount  of cash,  U.S.
Treasury  bills,  or  other  permissible  collateral  equal  to  a  small percentage  of the amount of the futures  contract.  This amount is known as  "initial  margin".  The nature of initial  margin is  different  from that of in security  transactions  in that it does not involve  borrowing money to finance  transactions.  Rather,  initial  margin is similar to a performance  bond or good  faith  deposit  that is  returned  to the Fund upon  termination  of the  contract,  assuming  the  Fund  satisfies  its contractual  obligations.  Subsequent  payments  to and from  the  broker occur on a daily basis in a process  known as "marking to market".  These payments are called  "variation  margin" and are made as the value of the underlying futures contract  fluctuates.  For example,  when a Fund sells a futures  contract and the price of the  underlying  debt security rises above the delivery  price,  the Fund's  position  declines in value.  The
Fund  then  pays  the  broker a  variation  margin  payment  equal to the difference  between the  delivery  price of the futures  contract and the
market  price  of  the  securities   underlying  the  futures   contract.
Conversely,  if the  price of the  underlying  security  falls  below the delivery  price of the contract,  the Fund's futures  position  increases in value.  The broker then must make a variation  margin payment equal to the  difference  between the delivery  price of the futures  contract and the market price of the securities underlying the futures contract.

When  a Fund  terminates  a  position  in a  futures  contract,  a  final determination  of variation  margin is made,  additional  cash is paid by or to the Fund,  and the Fund  realizes  a loss or a gain.  Such  closing transactions involve additional commission costs.

Liquidity  risks.  Positions in futures  contracts may be closed out only on an exchange or board of trade  which  provides a secondary  market for such  futures.  Although  the Trust  intends to purchase or sell  futures only on  exchanges  or  boards  of trade  where  there  appears  to be an active  secondary  market,  there is no assurance that a liquid secondary market on an  exchange  or board of trade will  exist for any  particular contract or at any  particular  time. If there is not a liquid  secondary market at a  particular  time,  it may not be possible to close a futures position at such time and,  in the event of adverse  price  movements,  a
Fund  would  continue  to be  required  to make daily  cash  payments  of variation  margin.  However,  in the event financial  futures are used to hedge  portfolio  securities,  such securities will not generally be sold until the financial  futures can be  terminated.  In such  circumstances, an  increase  in the  price  of the  portfolio  securities,  if any,  may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all  options  transactions,  there are several special risks relating to options on futures  contracts.  The ability to  establish  and close out  positions  in such  options will be subject  to  the  development  and  maintenance  of  a  liquid  secondary market.  It is not certain  that such a market will  develop.  Although a
Fund  generally  will purchase only those options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary  market on an exchange will exist for any particular  option or at  any  particular  time.  In  the  event  no  such  market  exists  for
particular   options,   it  might  not  be  possible  to  effect  closing
transactions  in such  options,  with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging  risks.  There are several risks in connection  with the use by a
Fund of futures  contracts and related options as a hedging  device.  One risk arises  because of the imperfect  correlation  between  movements in the prices of the futures  contracts  and options  and  movements  in the prices of  securities  which are the  subject of the hedge.  The  Advisor will,  however,  attempt to reduce this risk by  purchasing  and selling, to  the  extent  possible,  futures  contracts  and  related  options  on securities  and indexes the  movements  of which will,  in its  judgment,
correlate   closely  with  movements  in  the  prices  of  the  portfolio securities sought to be hedged.

Successful  use of futures  contracts  and  options by a Fund for hedging purposes is also subject to the  Advisor's  ability to predict  correctly movements in the direction of the market.  It is possible  that,  where a
Fund has  purchased  puts on  futures  contracts  to hedge its  portfolio against a decline in the  market,  the  securities  or index on which the puts are  purchased  may  increase  in value and the value of  securities held in the  portfolio  may  decline.  If this  occurred,  the Fund would lose  money on the puts and also  experience  a  decline  in value in its portfolio  securities.  In addition,  the prices of futures, for a number
of  reasons,   may  not  correlate   perfectly   with  movements  in  the
underlying  securities  or  index  due  to  certain  market  distortions.
First,  all  participants  in the  futures  market are  subject to margin deposit  requirements.  Such  requirements  may cause  investors to close futures contracts  through  offsetting  transactions  which could distort the normal  relationship  between  the  underlying  security or index and futures markets.  Second, the margin  requirements in the futures markets are less onerous than margin  requirements  in the securities  markets in
general,   and  as  a  result  the  futures   markets  may  attract  more
speculators than the securities  markets do.  Increased  participation by speculators  in the  futures  markets  may  also  cause  temporary  price distortions.  Due to the possibility of price distortion,  even a correct forecast  of general  market  trends by the  Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks.  Funds will incur  brokerage  fees in connection  with their futures and options  transactions.  In addition,  while futures contracts and  options  on futures  will be  purchased  and sold to reduce  certain risks,  those  transactions  themselves entail certain other risks. Thus, while a Fund may benefit  from the use of futures  and  related  options, unanticipated  changes in  interest  rates or stock price  movements  may result in a poorer  overall  performance  for the Fund than if it had not entered  into any futures  contracts or options  transactions.  Moreover, in the event of an  imperfect  correlation  between the futures  position and the  portfolio  position  which  is  intended  to be  protected,  the desired  protection  may not be  obtained  and the Fund may be exposed to risk of loss.

Index-Based Investments

Index-Based  Investments,   such  as  Standard  &  Poor's  Depository
Receipts  ("SPDRs"),  NASDAQ-100  Index Tracking  Stock ("NASDAQ  100s"),
World  Equity  Benchmark   Shares   ("WEBS"),   and  Dow  Jones  DIAMONDS
("Diamonds"),  are interests in a unit investment  trust ("UIT") that may be obtained  from the UIT or purchased in the  secondary  market.  SPDRs,
NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A UIT will generally  issue  Index-Based  Investments in  aggregations of
50,000  known as "Creation  Units" in exchange for a "Portfolio  Deposit"
consisting  of (a) a portfolio  of  securities  substantially  similar to the component  securities  (Index  Securities)  of the  applicable  index
(Index),  (b)  a  cash  payment  equal  to a  pro  rata  portion  of  the dividends  accrued  on the  UIT's  portfolio  securities  since  the last dividend payment by the UIT, net of expenses and  liabilities,  and (c) a cash payment or credit  (Balancing  Amount)  designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based  Investments  are not  individually  redeemable,  except upon termination of the UIT. To redeem,  the portfolio must accumulate  enough
Index-Based   Investments   to   reconstitute   a  Creation  Unit  (large
aggregations of a particular  Index-Based  Investment).  The liquidity of small holdings of Index-Based  Investments,  therefore,  will depend upon the  existence  of a  secondary  market.  Upon  redemption  of a Creation
Unit, the portfolio  will receive Index  Securities and cash identical to the  Portfolio  Deposit  required  of an  investor  wishing to purchase a
Creation Unit that day.

The price of  Index-Based  Investments  is  derived  and  based  upon the securities  held by the UIT.  Accordingly,  the level of risk involved in the purchase or sale of  Index-Based  Investments  is similar to the risk involved in the purchase or sale of  traditional  common stock,  with the exception  that the pricing  mechanism  for  Index-Based  Investments  is based  on a  basket  of  stocks.  Disruptions  in  the  markets  for  the securities  underlying  Index-Based  Investments purchased or sold by the
Portfolio could
result in losses  on  Index-Based  Investments.  Trading  in  Index-Based
Investments  involves  risks  similar  to those  risks,  described  above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index  futures  contract  is a contract  to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the  contract is made. A unit is the current  value of the index.  A stock  index  futures  contract  is a contract  to buy or sell units of a stock  index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the stock index.

The  following  example  illustrates  generally the manner in which index futures  contracts  operate.  The Standard  &  Poor's 100 Stock Index
("S&P 100") is composed of 100 selected common stocks,  most of which are listed on the New York  Stock  Exchange  ("NYSE").  The  S&P  100
assigns  relative  weightings to the common stocks included in the Index, and the Index  fluctuates  with  changes  in the  market  values of those common  stocks.  In the case of the S&P 100,  contracts are to buy or sell 100 units.  Thus,  if the value of the  S&P  100 were $180,  one contract  would be worth  $18,000  (100  units X $180).  The stock  index futures  contract  specifies that no delivery of the actual stocks making up the index  will take  place.  Instead,  settlement  in cash must occur upon the  termination  of the  contract,  with the  settlement  being the difference  between the contract  price and the actual level of the stock index at the  expiration of the contract.  For example,  if a Fund enters into a  futures  contract  to buy  100  units  of  the  S&P  100 at a specified  future  date at a contract  price of $180 and the  S&P 100 is at $184 on that  future  date,  the Fund will  gain $400 (100  units X gain of $4).  If the Fund  enters  into a  futures  contract  to sell 100 units of the stock index at a specified  future date at a contract  price of $180 and the  S&P  100 is at $182 on that  future  date,  the Fund will lose  $200 (100  units X loss of $2).  A Fund may  purchase  or sell futures  contracts  with respect to any stock  index.  Positions in index futures  may be closed out only on an  exchange  or board of trade  which provides a secondary market for such futures.

Purchases   and  sales  of  index   futures  may  be  used  to  hedge  an
investment.  To hedge an investment  successfully,  however,  a Fund must invest in futures  contracts with respect to indices or  sub-indices  the movements of which will have a  significant  correlation  with  movements in the prices of the Fund's securities.

Options on index  futures  contracts are similar to options on securities except that options on index  futures  contracts  give the  purchaser the right,  in return for the premium  paid, to assume a position in an index futures  contract  (a long  position  if the option is a call and a short position  if the option is a put) at a  specified  exercise  price at any time during the period of the option.  Upon  exercise of the option,  the holder assumes the underlying  futures  position and receives a variation margin  payment of cash or securities  approximating  the increase in the value of the holder's option  position.  If an option is exercised on the last  trading  day  prior  to the  expiration  date  of the  option,  the settlement is made entirely in cash based on the  difference  between the exercise  price of the  option  and the  closing  level  of the  index on which the futures  contract is based on the expiration  date.  Purchasers of options  who fail to  exercise  their  options  prior to the  exercise date suffer a loss of the premium paid.

As an  alternative  to  purchasing  call and put options on index futures contracts,  a Fund may purchase  put and call  options on the  underlying indices  themselves  to the  extent  that  such  options  are  traded  on national  securities  exchanges.  Index options are similar to options on individual  securities in that the purchaser of an index option  acquires the right to buy, and the writer  undertakes  the  obligation to sell, an index at a stated  exercise price during the term of the option.  Instead of giving the right to take or make actual  delivery of  securities,  the holder  of an index  option  has the right to  receive  a cash  "exercise settlement  amount."  This  amount  is equal to the  amount  by which the fixed  exercise  price of the option exceeds (in the case of a put) or is less than (in the case of a call)  the  closing  value of the  underlying index  on  the  date  of  the  exercise,  multiplied  by a  fixed  "index multiplier."  A Fund will  enter  into an option  position  only if there appears to be a liquid secondary market for such options.

The Funds will not  engage in  transactions  in options on stock  indices for speculative  purposes but only to protect appreciation  attained,  to offset capital  losses and to take  advantage of the liquidity  available in the option  markets.  The  aggregate  premium  paid on all  options on stock indices will not exceed 20% of a Fund's total assets.

Interests in Other Business Organizations

The VA Growth Fund, VA Dividend  Capture Fund,  VA  International  Equity
Fund,  VA Mid Corp  America  Fund,  Huntington  VA New Economy  Fund,  VA
Situs  Small Cap Fund and VA Macro 100 Fund may invest in  entities  such as limited  partnerships,  limited liability  companies,  business trusts and  companies  organized  outside  the  United  States  which  may issue securities comparable to common or preferred stock.

Money Market Instruments

Except  where  otherwise  noted,  all of the  Funds  may,  for  temporary defensive  or  liquidity  purposes,  invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent   with  its   investment   objective,   policies,   and
       restrictions,  each Fund may invest in commercial paper (including
       Section 4(2)  commercial  paper) and variable amount master demand notes.  Commercial  paper consists of unsecured  promissory  notes issued by corporations  normally having  maturities of 270 days or less and rates of return which are fixed.  These  investments  may
       include   Canadian   Commercial   Paper,   which  is  U.S.  dollar
       denominated  commercial paper issued by a Canadian  corporation or a  Canadian  counterpart  of a U.S.  corporation,  and  Europaper, which is U.S.  dollar  denominated  commercial  paper of a foreign issuer.

       Variable  amount master  demand notes are  unsecured  demand notes that permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments  in the interest rate according to the terms of the instrument.  Because master demand notes are direct lending arrangements  between a Fund and the issuer, they are not normally traded.  Although  there is no  secondary  market in the notes,  a
       Fund may demand  payment of principal and accrued  interest at any time. A variable  amount master demand note will be deemed to have a maturity  equal to the  longer of the  period of time  remaining until the next  readjustment of its interest rate or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

       Bank Obligations

       Bank  obligations  are short-term  obligations  issued by U.S. and foreign banks,  including  bankers'  acceptances,  certificates  of deposit, time deposits and similar securities.

       Bankers'  acceptances  are negotiable  drafts or bills of exchange typically  drawn by an importer  or  exporter to pay for  specific merchandise  that are  "accepted" by a bank,  meaning,  in effect, that the bank unconditionally  agrees to pay the face value of the instrument on maturity.  Investments in bankers'  acceptances will be limited to those  guaranteed  by  domestic  and  foreign  banks having,  at the time of investment,  total assets of $1 billion or more (as of the date of the institution's  most recently published financial statements).

       Certificates   of  deposit  and  time  deposits   represent  funds
       deposited in a commercial  bank or a savings and loan  association for a definite period of time and earning a specified return.

       Investments  in  certificates  of deposit  and time  deposits  may include Eurodollar  Certificates of Deposit, which are U.S. dollar denominated  certificates  of deposit issued by offices of foreign and  domestic  banks  located  outside the United  States,  Yankee
       Certificates of Deposit,  which are certificates of deposit issued by a U.S.  branch of a foreign bank  denominated  in U.S.  dollars and held in the United States,  Eurodollar Time Deposits ("ETDs"),
       which are U.S. dollar denominated  deposits in a foreign branch of a  U.S.  bank  or a  foreign  bank,  and  Canadian  Time  Deposits
       ("CTDs"),  which  are  U.S.  dollar  denominated  certificates  of deposit issued by Canadian  offices of major Canadian  banks.  All investments in  certificates  of deposit and time deposits will be limited to those (a) of  domestic  and  foreign  banks and savings and  loan  associations  which,  at the time of  investment,  have total  assets  of $1  billion  or  more  (as  of the  date  of the institution's  most recently  published  financial  statements) or
       (b) the  principal  amount  of which  is  insured  by the  Federal
       Deposit Insurance Corporation.

       Variable Rate Demand Notes

       Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct
       lending  arrangements  between  a  Fund,  as  the  lender,  and  a
       corporation,    financial    institution,    government    agency,
       municipality or other entity.

       VRDNs have  interest  rates which  float or which are  adjusted at regular  intervals  ranging from daily to  annually.  Although the
       VRDNs are not  generally  traded,  a Fund may  demand  payment  of principal and accrued  interest  according to its arrangement with the  borrower  (usually  upon no more than  seven  days'  notice).
       VRDNs  are,  therefore,  treated as  maturing  on the later of the next  interest  adjustment  or the  date on  which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

       Each of the  Funds  may only  invest in VRDNs  which  satisfy  its credit requirements for commercial paper.

Other  instruments  may include:  obligations  (certificates  of deposit, time deposits,  bank master notes,  and bankers'  acceptances)  of thrift institutions,  and savings  and loans,  provided  that such  institutions have total  assets of $1 billion or more as shown on heir last  published financial  statements  at the time of  investment;  short-term  corporate obligations  rated  within  the three  highest  rating  categories  by an
NRSRO  (e.g.,  at  least A by  S&P  or A by  Moody's)  at the time of investment,  or,  if  not  rated,  determined  by  the  Advisor  to be of comparable  quality;  general  obligations issued by the U.S.  Government and  backed  by its full  faith and  credit,  and  obligations  issued or
guaranteed    as   to    principal    and   interest   by   agencies   or
instrumentalities  of the U.S.  Government (e.g.,  obligations  issued by
Farmers Home  Administration,  Government National Mortgage  Association,
Federal Farm Credit Bank and Federal Housing  Administration);  receipts,
including  Treasury   Receipts,   Treasury  Income  Growth  Receipts  and
Certificates of Accrual on Treasuries;  repurchase  agreements  involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under  limited  circumstances  or pursuant to an exemptive  relief from the  Securities  and  Exchange  Commission  ("SEC"),  a Fund may not
invest  more than 10% of its total  assets at any one time in the  shares of other  funds,  5% of its total  assets in the shares of any one mutual fund,  or own more than 3% of the  shares  of any one  fund.  When a Fund invests in the shares of other  mutual  funds,  investment  advisory  and other  fees  will  apply,  and the  investment's  yield  will be  reduced accordingly.
Pursuant to an exemptive  order,  dated July 24, 2001,  received from the
SEC, each of the Funds,  may invest up to 25% of their  respective  total assets in Interfund  Shares of the  Huntington  Money Market Fund subject to  Subchapter M and  insurance  diversification  rules  described  under
"Taxes" section below.

Mortgage Dollar Roll Transactions

A dollar roll  transaction is a  transactions  through which a Fund sells certain of its  securities  to financial  institutions  such as banks and
broker-dealers,   and   agrees  to   repurchase   substantially   similar
securities at a mutually  agreed upon date and price.  At the time a Fund enters  into a dollar  roll  agreement,  it will  place  in a  segregated custodial  account  assets such as U.S.  Government  securities  or other
liquid  high  grade  debt  securities   consistent  with  its  investment
restrictions  having a value  equal to the  repurchase  price  (including
accrued  interest),   and  will  subsequently   continually  monitor  the
account  to  insure  that  such  equivalent  value is  maintained  at all times.  Dollar roll agreements  involve the risk that the market value of securities  sold by a Fund may  decline  below  the  price at which it is obligated  to  repurchase  the  securities.  Dollar roll  agreements  are considered to be  borrowings by an investment  company under the 1940 Act and,  therefore,  a form of  leverage.  A Fund may  experience a negative impact on its net asset value  ("NAV") if interest  rates rise during the term of a  dollar  roll  agreement.  A Fund  generally  will  invest  the proceeds of such  borrowings  only when such  borrowings  will  enhance a
Fund's  liquidity or when the Fund  reasonably  expects that the interest income to be earned from the  investment  of the proceeds is greater than the interest expense of the transaction.

Mortgage-related Securities

Mortgage-related    securities   are   securities   that,   directly   or
indirectly,  represent  participations  in, or are secured by and payable
from,  loans  secured  by  real  property.   Mortgage-related  securities
include  mortgage  pass-through  securities,   adjustable  rate  mortgage
securities  and derivative  securities  such as  collateralized  mortgage obligations  and stripped  mortgage-backed  securities.  Mortgage-related securities  fall into three  categories:  (a) those issued or  guaranteed by the  U.S.  Government  or one of its  agencies  or  instrumentalities, such  as  Government  National  Mortgage  Association  ("GNMA"),  Federal
National  Mortgage  Association  ("FNMA") and Federal Home Loan  Mortgage
Corporation  ("FHLMC");  (b)  those  issued by  non-governmental  issuers that represent  interests in, or are collateralized by,  mortgage-related securities  issued or  guaranteed  by the U.S.  Government  or one of its agencies or  instrumentalities;  and (c) those issued by non-governmental issuers that  represent an interest in, or are  collateralized  by, whole mortgage  loans  or  mortgage-related  securities  without  a  government guarantee but usually with  over-collateralization  or some other form of
private   credit    enhancement.    Non-governmental    issuers   include
originators of investors in mortgage  loans,  including  savings and loan associations,  mortgage bankers,  commercial banks,  investment banks and special purpose subsidiaries of the foregoing.

There are a number of important  differences  both among the agencies and instrumentalities  of the U.S.  Government  that  issue  mortgage-related
securities  and  among  the  securities   themselves.   Ginnie  Maes  are
Mortgage   Pass-Through   Certificates   issued  by  GNMA,   which  is  a
wholly-owned  U.S.  Government   corporation  within  the  Department  of
Housing  and Urban  Development.  Ginnie  Maes are  guaranteed  as to the timely  payment of principal  and  interest by GNMA and GNMA's  guarantee is  backed  by the  full  faith  and  credit  of the  U.S.  Treasury.  In addition,  Ginnie Maes are  supported by the  authority of GNMA to borrow funds from the U.S.  Treasury to make  payments  under GNMA's  guarantee.
Mortgage-related  securities  issued by the FNMA include FNMA  Guaranteed
Mortgage  Pass-Through  Certificates  (also known as "Fannie Maes") which
are   solely   the   obligations   of   the   FNMA.   The   FNMA   is   a
government-sponsored    organization    owned    entirely    by   private
stockholders.  Fannie  Maes  are  guaranteed  as  to  timely  payment  of principal  and  interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury.  Mortgage-related  securities issued by the FHLMC include  FHLMC  Mortgage  Participation  Certificates
(also  known  as  "Freddie  Macs" or  "PCS").  The  FHLMC is a  corporate instrumentality  of the U.S.  Government,  created  pursuant to an Act of
Congress,  which is owned  entirely by Federal  Home Loan Banks.  Freddie
Macs are not  guaranteed  by the U.S.  Treasury  or by any  Federal  Home
Loan  Bank  and do  not  constitute  a debt  or  obligation  of the  U.S.
Government  or of any Federal  Home Loan Bank.  Freddie  Macs entitle the holder to timely  payment of interest,  which is guaranteed by the FHLMC.
The FHLMC  guarantees  either  ultimate  collection or timely  payment of all principal  payments on the underlying  mortgage loans. When the FHLMC does not  guarantee  timely  payment  of  principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default  on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

Although  certain  mortgage-related  securities are guaranteed by a third party or otherwise  similarly secured,  the market value of the security,
which  may  fluctuate,   is  not  so  secured.  If  a  Fund  purchases  a
mortgage-related  security  at a  premium,  that  portion  may be lost if there  is  a  decline  in  the  market  value  of  the  security  whether
resulting   from  changes  in  interest   rates  or  prepayments  in  the
underlying   mortgage   collateral.   As  with   other   interest-bearing
securities,  the  prices of  mortgage-related  securities  are  inversely affected by changes in  interest  rates.  However,  though the value of a mortgage-related  security  may decline  when  interest  rates rise,  the
converse  is  not  necessarily   true,  since  in  periods  of  declining
interest  rates  the  mortgages  underlying  the  security  are  prone to prepayment.  For this and other reasons,  a  mortgage-related  security's effective  maturity may be shortened by  unscheduled  prepayments  on the underlying  mortgages  and,  therefore,  it is not  possible  to  predict accurately  the  security's  return to the  Fund.  In  addition,  regular payments  received  in respect  of  mortgage-related  securities  include both interest and  principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      Mortgage Pass-through Securities

       Mortgage  pass-through  securities provide for the pass-through to investors of their pro-rata share of monthly  payments  (including any  prepayments)  made by the individual  borrowers on the pooled mortgage  loans,  net of any fees  paid to the  guarantor  of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities

       Adjustable  rate  mortgage  securities  ("ARMS") are  pass-through mortgage  securities  collateralized  by mortgages  with  interest rates  that  are  adjusted  from  time to  time.  The  adjustments
       usually  are  determined  in  accordance   with  a   predetermined
       interest  rate index and may be subject to certain  limits.  While the values of ARMS,  like other debt  securities,  generally  vary inversely  with changes in market  interest  rates  (increasing in value during  periods of declining  interest  rates and decreasing in value during periods of increasing  interest rates), the values of ARMS should  generally  be more  resistant to price swings than other debt  securities  because  the  interest  rates of ARMS move with market  interest  rates.  The adjustable rate feature of ARMS will not, however,  eliminate  fluctuations in the prices of ARMS, particularly  during periods of extreme  fluctuations  in interest rates.  Also,  since many  adjustable rate mortgages only reset on an annual  basis,  it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing  interest rates are not  immediately  reflected in the interest  rates  payable on the underlying adjustable rate mortgages.

       ARMS  typically  have caps which limit the maximum amount by which the  interest  rate may be  increased  or  decreased  at  periodic intervals  or  over  the  life of the  loan.  To the  extent  that interest  rates  increase  in  excess  of the  caps,  ARMS  can be expected to behave more like  traditional  debt  securities and to decline  in value to a greater  extent  than  would be the case in the  absence  of such  caps.  Also,  since  many  adjustable  rate mortgages  only reset on an annual basis,  it can be expected that the prices of ARMS will  fluctuate  to the extent that  changes in prevailing  interest  rates are not  immediately  reflected in the
       interest   rates  payable  on  the  underlying   adjustable   rate
       mortgages.  The extent to which the prices of ARMS  fluctuate with changes in  interest  rates will also be  affected  by the indices underlying the ARMS. Some indices,  such as the one-year  constant maturity  Treasury  note rate,  closely  mirror  changes in market interest rate levels.  Others,  such as the 11th District  Federal
       Reserve  Cost of Funds  Index  (often  related  to ARMS  issued by
       FNMA),  tend  to lag  changes  in  market  levels  and  tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized   mortgage   obligations  are  derivative  mortgage
       securities  and are debt  instruments  issued by  special  purpose entities  which are  secured by pools of  mortgage  loans or other mortgage-related  securities.  Multi-class pass-through securities are equity  interests  in a trust  composed of  mortgage  loans or other mortgage-related  securities. Both are considered derivative mortgage  securities and are  collectively  referred to as "CMOs."
       Payments  of  principal  and  interest  on  underlying  collateral provide  the  funds  to pay  debt  service  on the  collateralized
       mortgage  obligation  or  make  scheduled   distributions  on  the
       multi-class pass-through security.

       In a CMO, a series of bonds or  certificates is issued in multiple classes.  Each class of CMO,  often referred to as a "tranche," is issued at a  specific  coupon  rate and has a stated  maturity  or final  distribution  date.  Principal  prepayments  on  collateral underlying a CMO may cause it to be retired  substantially earlier than the stated maturities or final distribution dates.

       The  principal  and interest on the  underlying  mortgages  may be allocated  among the several  tranches of a CMO in many ways.  For example,  certain tranches may have variable or floating  interest rates and  others  may  provide  only the  principal  or  interest feature of the underlying security.  Generally, the purpose of the allocation  of the cash flow of a CMO to the  various  tranches is to  obtain  a  more  predictable  cash  flow  to  certain  of  the individual tranches than exists with the underlying  collateral of the CMO. As a general rule, the more  predictable the cash flow is on a CMO tranche,  the lower the anticipated yield will be on that tranche at the time of  issuance  relative  to  prevailing  market yields on mortgage-related  securities.  As part of the process of creating more  predictable cash flows on most of the tranches of a
       CMO, one or more  tranches  generally  must be created that absorb most  of  the  volatility  in the  cash  flows  on the  underlying mortgage loans.  The yields on these  tranches,  which may include inverse  floaters,  stripped  mortgage-backed  securities,  and  Z tranches,  discussed  below,  are generally higher than prevailing
       market  yields  on   mortgage-related   securities   with  similar
       maturities.  As a result of the  uncertainty  of the cash flows of these  tranches,  the market prices of and yield on these tranches generally are more volatile.

       An inverse  floater is a CMO tranche with a coupon rate that moves
       inversely  to  a  designated   index,   such  as  LIBOR   ("London
       Inter-Bank  Offered Rate") or COFI ("Cost of Funds  Index").  Like
       most other fixed income securities,  the value of inverse floaters will  decrease  as  interest  rates  increase.  Inverse  floaters, however,  exhibit  greater price  volatility  than the majority of mortgage  pass-  through  securities  or  CMOs.  Coupon  rates  on inverse  floaters  typically change at a multiple of the change in the relevant  index rate.  Thus,  any rise in the index rate (as a
       consequence   of  an  increase  in   interest   rates)   causes  a
       correspondingly  greater  drop in the  coupon  rate of an  inverse floater while any drop in the index rate causes a  correspondingly greater  increase  in  the  coupon  of an  inverse  floater.  Some inverse  floaters also exhibit  extreme  sensitivity to changes in prepayments.  Inverse  floaters would be purchased by a Fund in an attempt to protect  against a  reduction  in the income  earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer  interest and  principal  payments  until one or more  other  classes  of the CMO  have  been  paid in full.
       Interest accretes on the Z tranche, being added to principal,  and is  compounded  through  the  accretion  period.  After  the other classes  have  been  paid in full,  interest  payments  begin  and
       continue  through  maturity.   Z  tranches  have   characteristics
       similar to zero coupon bonds.  Like a zero coupon bond, during its accretion  period a Z tranche has the advantage of eliminating the risk of  reinvesting  interest  payments at lower  rates  during a period of  declining  market  interest  rates.  At the same  time, however,  and also like a zero coupon bond,  the market value of a
       Z tranche can be expected to  fluctuate  more widely with  changes in market  interest rates than would the market value of a tranche which pays interest currently. In addition,  changes in prepayment rates on the  underlying  mortgage loans will affect the accretion period of a Z  tranche,  and  therefore  also will  influence  its market value.

       The VA  Mortgage  Securities  Fund will  invest only in CMOs which
       are  issued  by   agencies  or   instrumentalities   of  the  U.S.
       Government  or CMOs  issued  by  private  organizations  which are rated AAA by an NRSRO.

       Stripped  mortgage-backed  securities  ("SMBSs")  may represent an interest  solely  in the  principal  repayments  or  solely in the
       interest  payments  on  mortgage-backed  securities).   SMBSs  are
       derivative  multi-class  securities.  SMBSs are usually structured
       with  two  classes  and  receive  different   proportions  of  the
       interest and  principal  distributions  on the pool of  underlying mortgage-backed  securities. Due to the possibility of prepayments on the  underlying  mortgages,  SMBSs  may be  more  interest-rate sensitive than other securities purchased.  If prevailing interest rates fall below the level at which SMBSs were  issued,  there may be substantial  prepayments on the underlying  mortgages,  leading to the relatively early prepayments of  principal-only  SMBSs (the principal-only  or "PO"  class) and a  reduction  in the amount of
       payments   made   to   holders   of   interest-only   SMBSs   (the
       interest-only  or  "IO"  class).  Therefore,  interest-only  SMBSs generally  increase in value as interest  rates rise and  decrease in value as  interest  rates  fall,  counter  to  changes in value experienced  by most fixed income  securities.  If the  underlying
       mortgages  experience  slower  than  anticipated   prepayments  of
       principal,  the yield on a PO class will be affected more severely than  would  be  the  case  with  a  traditional  mortgage-related security.  Because  the  yield  to  maturity  of  an IO  class  is extremely  sensitive to the rate of principal payments  (including
       prepayments)   on   the   related    underlying    mortgage-backed
       securities,  it is  possible  that a Fund  might not  recover  its
       original   investment   on   interest-only   SMBSs  if  there  are
       substantial  prepayments  on the  underlying  mortgages.  A Fund's inability to fully recoup its investment in these  securities as a result of a rapid rate of principal  prepayments may occur even if the  securities  are  rated  AAA by an  NRSRO.  In view  of  these considerations,  the Advisor intends to use these  characteristics of  interest-only  SMBSs to reduce the  effects of  interest  rate changes on the value of a Fund's  portfolio,  while  continuing to pursue current income.

Options

A call  option  gives  the  purchaser  of the  option  the right to buy a security at a stated  price from the writer  (seller)  of the  option.  A put  option  gives  the  purchaser  of the  option  the  right  to sell a security  at a stated  price to the  writer of the  option.  In a covered call  option,  during the option  period the writer owns the security (or
a  comparable   security   sufficient  to  satisfy  securities   exchange
requirements)  which may be sold  pursuant  to the  option.  In a covered put option,  the writer  holds cash and/or  short-term  debt  instruments sufficient  in an amount  equal to the exercise  price of the option.  In addition,  a put or call option will be considered  covered if and to the extent  that  some or all of the risk of the  option  has been  offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

In general,  a Fund may write  options in an attempt to increase  returns or purchase options for hedging purposes.

The  premium  received  from  writing a put or call  option,  increases a
Fund's  return on the  underlying  security  in the event that the option expires  unexercised  or is  closed  out at a profit.  The  amount of the premium  reflects,  among  other  things,  the  relationship  between the exercise price and the current  market value of the underlying  security, the volatility of the underlying  security,  the amount of time remaining until  expiration,  current  interest rates, and the effect of supply and demand  in the  options  market  and in the  market  for  the  underlying security.  A put  option  locks  in the  price at which a Fund may sell a security  it holds,  thus  hedging  against  market  declines  and a call option locks in the price at which a Fund may  purchase a security,  thus hedging  against  inflation.  Such protection is provided during the life of the put option  since the Fund,  as holder of the  option,  is able to sell the underlying  security at the option's  exercise price  regardless of any decline in the underlying security's market price.
By writing a call option,  a Fund limits its  opportunity  to profit from any increase in the market  value of the  underlying  security  above the exercise  price  of the  option  but  continues  to  bear  the  risk of a decline  in the  value  of the  underlying  security.  By  writing  a put option,  a Fund  assumes the risk that it may be required to purchase the underlying  security  for an exercise  price higher than its then current market value,  resulting in a potential  capital loss unless the security substantially appreciates in value.

A Fund  may  terminate  an  option  that  it  has  written  prior  to its expiration by entering into a closing purchase  transaction,  in which it purchases an offsetting  option.  A Fund realizes a profit or loss from a closing  transaction if the cost of the transaction  (option premium plus transaction  costs)  is less or  more  than  the  premium  received  from writing  the  option.  Because  increases  in the market  price of a call option  generally  reflect  increases in the market price of the security underlying  the  option,  any  loss  resulting  from a  closing  purchase
transaction   may  be   offset   in  whole  or  in  part  by   unrealized
appreciation of the underlying security owned by a Fund.

In order  for a put  option to be  profitable,  the  market  price of the underlying  security must decline  sufficiently  below the exercise price to cover the  premium  and  transaction  costs.  By using put  options in this  manner a Fund  will  reduce  any  profit  it might  otherwise  have realized  from  appreciation  of the  underlying  security by the premium paid for the put option and by transaction costs.

In order for a call  option to be  profitable,  the  market  price of the underlying  security must rise  sufficiently  above the exercise price to cover the premium and transaction costs.

A Fund may  write or  purchase  put and call  options.  All call  options written must be covered.

The  successful  use of options  depends on the ability of the Advisor to forecast  interest  rate and market  movements.  For  example,  if a Fund were to write a call option based on the Advisor's  expectation  that the price  of  the  underlying  security  will  fall,  but  the  price  rises instead,  the Fund could be required to sell the security  upon  exercise at a price below the current market price.  Similarly,  if a Fund were to write a put option  based on the  Advisor's  expectations  that the price of the underlying  security will rise,  but the price falls instead,  the
Fund could be  required  to  purchase  the  security  upon  exercise at a price higher than the current market price.

When a Fund  purchases an option,  it runs the risk that it will lose its entire  investment  in the option in a  relatively  short period of time, unless  the Fund  exercises  the  option  or enters  into a closing  sale transaction  with  respect to the option  during the life of the  option.
If the price of the  underlying  security does not rise (in the case of a call)  or fall (in the case of a put) to an  extent  sufficient  to cover the option  premium and  transaction  costs, a Fund will lose part or all of its  investment in the option.  This contrasts with an investment by a
Fund in the  underlying  security,  since  the Fund  will not lose any of its investment in such security if the price does not change.

The use of  options  also  involves  the  risk of  imperfect  correlation between  movements  in option  prices and  movements  in the value of the underlying securities.

The  effective  use of options  also  depends  on the  Fund's  ability to terminate  option  positions at times when the Advisor deems it desirable to do so.  Although  a Fund  will  take an  option  position  only if the
Advisor  believes  there is a liquid  secondary  market  for the  option, there  is no  assurance  that  the Fund  will be able to  effect  closing transaction at any particular time or at an acceptable price.

The Funds  generally  expect  that  their  options  transactions  will be conducted on  recognized  exchanges.  In certain  instances,  however,  a
Fund may purchase and sell options in the OTC markets.  A Fund's  ability to  terminate  options  in the OTC market  may be more  limited  than for exchange-traded  options and may also  involve  the risk that  securities dealers  participating  in such  transactions  would  be  unable  to meet their obligations to a Fund. A Fund will,  however,  engage in OTC market transactions  only  when  appropriate  exchange-traded  transactions  are unavailable  and  when,  in the  opinion  of  the  Advisor,  the  pricing mechanism  and  liquidity  of the  OTC  market  is  satisfactory  and the participants  are  responsible  parties likely to meet their  contractual obligations.

If a secondary  trading market in options were to become  unavailable,  a
Fund could no longer  engage in closing  transactions.  Lack of  investor
interest  might  adversely   affect  the  liquidity  of  the  market  for
particular  options  or  series  of  options.  A market  may  discontinue trading of a  particular  option or options  generally.  In  addition,  a market could become  temporarily  unavailable if unusual  events--such as volume in excess of trading or  clearing  capability--were  to  interrupt its normal operations.

A  market  may at times  find it  necessary  to  impose  restrictions  on particular types of options  transactions,  such as opening transactions.
For example,  if an  underlying  security  ceases to meet  qualifications imposed by the market or the  Options  Clearing  Corporation,  new series of  options  on that  security  will  no  longer  be  opened  to  replace expiring  series,  and opening  transactions  in  existing  series may be prohibited.  If an options market were to become  unavailable,  a Fund as a holder of an option  would be able to realize  profits or limit  losses only by  exercising  the option,  and the Fund, as option  writer,  would remain obligated under the option until expiration.

Disruptions  in  the  markets  for  the  securities   underlying  options
purchased  or sold by a Fund could  result in losses on the  options.  If trading  is  interrupted  in  an  underlying  security,  the  trading  of options on that  security  is  normally  halted as well.  As a result,  a
Fund as  purchaser  or writer  of an  option  will be unable to close out its positions  until options  trading  resumes,  and it may be faced with
considerable   losses  if   trading   in  the   security   reopens  at  a
substantially   different  price.  In  addition,   the  Options  Clearing
Corporation or other options  markets may impose  exercise  restrictions.
If a  prohibition  on exercise is imposed at the time when trading in the option  has also  been  halted,  a Fund as a  purchaser  or  writer of an
option  will  be  locked  into  its   position   until  one  of  the  two
restrictions has been lifted.  If the Options  Clearing  Corporation were to  determine  that  the  available  supply  of  an  underlying  security
appears   insufficient   to  permit   delivery  by  the  writers  of  all
outstanding   calls  in  the   event  of   exercise,   it  may   prohibit
indefinitely  the  exercise of put options by holders who would be unable to  deliver  the  underlying  interest.  A Fund,  as holder of such a put option,  could lose its entire investment if the prohibition  remained in effect until the put option's  expiration  and the Fund was unable either to  acquire  the  underlying  security  or to sell the put  option in the market.

Special risks are presented by  internationally-traded  options.  Because of time  differences  between  the  United  States  and  various  foreign countries,  and because  different  holidays  are  observed in  different countries,  foreign  options markets may be open for trading during hours or on days when U.S.  markets are  closed.  As a result,  option  premium may not  reflect  the current  prices of the  underlying  interest in the
United States.

An  exchange-listed  option may be closed out only on an  exchange  which provides a secondary  market for an option of the same  series.  There is no assurance  that a liquid  secondary  market on an exchange  will exist for any  particular  option or at any  particular  time.  If no secondary market  were to exist,  it would be  impossible  to enter  into a closing transaction to close out an option  position.  As a result, a Fund may be forced to continue to hold,  or to purchase at a fixed price,  a security on which it has sold an  option at a time when the  Advisor  believes  it is inadvisable to do so.

Higher  than  anticipated   trading  activity  or  order  flow  or  other
unforeseen  events  might cause the Options  Clearing  Corporation  or an exchange to institute  special trading  procedures or  restrictions  that might restrict a Fund's use of options.  The exchanges  have  established limitations  on the  maximum  number of calls and puts of each class that may be held or written by an  investor  or group of  investors  acting in concert.  It is possible  that the Trust and other clients of the Advisor may be considered  such a group.  These position  limits may restrict the
Trust's  ability to purchase or sell  options on  particular  securities.
Options  which are not traded on  national  securities  exchanges  may be closed  out only  with the other  party to the  option  transaction.  For that  reason,  it may be more  difficult  to close out  unlisted  options than listed  options.  Furthermore,  unlisted  options are not subject to the  protection  afforded  purchasers  of listed  options by the  Options
Clearing Corporation.

Preferred Stock

Preferred  stock  is a  type  of  equity  security  which  represents  an ownership  interest  in a  corporation  and the right to a portion of the assets of the  corporation  in the event of a  liquidation.  This  right, however,  is subordinate to that of any creditors,  including  holders of debt issued by the  corporation.  Owners of preferred stock ordinarily do not have voting  rights,  but are  entitled to  dividends  at a specified rate.

Real Estate Investment Trusts ("REITs")

REITs are pooled  investment  vehicles  which invest  primarily in income producing  real estate or real estate  related  loans or interest.  REITs
are  generally   classified  as  equity  REITs,   mortgage   REITs  or  a
combination  of equity  and  mortgage  REITs.  Equity  REITs  invest  the majority of their  assets  directly in real  property  and derive  income primarily  from the  collection  of rents.  Equity REITs can also realize capital  gains  by  selling  property  that  has  appreciated  in  value.
Mortgage  REITs  invest  the  majority  of their  assets  in real  estate mortgages  and derive income from the  collection  of interest  payments.
The real  property  and  mortgages  serving as  investment  vehicles  for
REITs may be either  residential  or commercial in nature and may include healthcare  facilities.  Similar to investment  companies,  REITs are not taxed on income  distributed  to  shareholders  provided they comply with several  requirements  of the Internal  Revenue Code  ("Code").  Such tax
requirements  limit  a  REITs'  ability  to  respond  to  changes  in the commercial real estate market.

Investments   in  REITs  are   subject   to  the  same  risks  as  direct
investments  in  real  estate.  Real  estate  values  rise  and  fall  in
response  to  many  factors,   including  local,  regional  and  national
economic  conditions,  the  demand  for  rental  property,  and  interest rates.  In addition,  REITs may have  limited  financial  resources,  may trade  less  frequently  and in limited  volume and may be more  volatile than other securities.

Repurchase Agreements

Repurchase    agreements    are    agreements    through   which   banks,
broker-dealers   and  other  financial   institutions   approved  by  the
Trustees,  sell  securities  (usually U.S.  Government  securities)  to a
Fund and agree to repurchase  those  securities at a specified  price and time  (usually  not more than seven  days from the  original  sale).  The seller's  obligation  to pay  the  repurchase  price  is  secured  by the securities to be  repurchased.  These  securities are required to be held by the  Fund,  its  custodian  or a  third-party  custodian.  In order to protect the Fund's interest,  collateral  securities must have a value of at  least  100% of the  resale  price  at all  times.  (The  seller  must provide  additional  collateral  in the event that this  condition is not met).  In general,  the Advisor will  require  collateral  securities  to have a value  of at  least  102% of the  resale  price  at the  time  the repurchase  agreement is made.  The  collateral  is marked to market on a daily  basis,  thus  enabling  the Advisor to  determine  when to request additional collateral from the seller.

If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the  underlying  securities  to the extent that the proceeds  of the sale  (including  accrued  interest)  are less  than the
resale  price.  In  addition,   even  though  the  U.S.  Bankruptcy  Code
provides  protection  to  a  Fund  if  the  seller  becomes  bankrupt  or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted   securities   are  any   securities   which  are  subject  to
restriction   on  resale  under   federal   securities   law,   including
commercial  paper issued in reliance on the exemption  from  registration afforded  by  Section  4(2)  of  the  Securities  Act of  1933.  Illiquid
securities  are any  securities  for  which  there is a  limited  trading market  and  may,  therefore,  be  difficult  to  sell at  market  value.
Because  restricted  and illiquid  securities may be difficult to sell at an acceptable  price,  they may be subject to greater  volatility and may result in a loss to a Fund.

Section  4(2)  commercial   paper  is  generally  sold  to  institutional
investors,  such as mutual funds,  who agree that they are purchasing the
paper   for   investment   purposes   and  not  with  a  view  to  public
distribution.   Any  resale  by  the  purchaser  must  be  in  an  exempt
transaction.  Section 4(2)  commercial  paper is normally resold to other institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in Section 4(2)  commercial  paper,
thus   providing   liquidity.   The  Trust  believes  that  Section  4(2)
commercial paper and possibly  certain other restricted  securities which meet the criteria  for  liquidity  established  by the Trustees are quite liquid.  The Trust may treat these  securities  as liquid and not subject to the  investment  limitation  applicable  to  illiquid  securities.  In addition,  because  Section 4(2)  commercial  paper is liquid,  the Trust intends  not to  subject  such  paper  to any  limitation  applicable  to restricted securities.

Illiquid   securities   include   restricted    securities,    repurchase
agreements  providing for  settlement on more than seven days' notice and
OTC options.

Reverse Repurchase Agreements

Each Fund may  borrow  funds for  temporary  purposes  by  entering  into reverse  repurchase  agreements,  provided such action is consistent with
the   Fund's    investment    objective   and   fundamental    investment
restrictions;  as a matter of non fundamental  policy,  each Fund intends to limit total  borrowings  under  reverse  repurchase  agreements  to no more  than 10% of the value of its total  assets.  Pursuant  to a reverse
repurchase   agreement,   a  Fund  will  sell  portfolio   securities  to
financial  institutions such as banks or to broker-dealers,  and agree to repurchase  the  securities at a mutually  agreed-upon  date and price. A
Fund intends to enter into reverse  repurchase  agreements  only to avoid otherwise  selling  securities  during  unfavorable  market conditions to meet  redemptions.  At the time a Fund enters  into a reverse  repurchase agreement,  it will place in a segregated  custodial  account assets such
as  U.S.  Government  securities  or  other  liquid,   high-quality  debt
securities  consistent  with the  Fund's  investment  objective  having a
value  equal  to  100%  of  the  repurchase  price   (including   accrued
interest),  and will  subsequently  monitor the account to ensure that an equivalent value is maintained.  Reverse  repurchase  agreements  involve the risk  that the  market  value  of the  securities  sold by a Fund may decline  below the price at which a Fund is obligated to  repurchase  the
securities.   Reverse   repurchase   agreements   are  considered  to  be
borrowings by a Fund under the 1940 Act.

Securities Lending

In order to generate  additional  income,  each of the Funds may lend its portfolio  securities on a short-term basis to certain  brokers,  dealers or other financial  institutions  selected by the Advisor and approved by the  Trustees.  In  determining  whether to lend to a particular  broker, dealer or financial  institution,  the Advisor will consider all relevant
facts  and  circumstances,   including  the  size,  creditworthiness  and
reputation  of the  borrower.  As a matter  of  fundamental  policy,  the aggregate  value of all  securities  loaned by each of the VA Growth Fund and VA Income  Equity  Fund may not exceed 20% of a Fund's  total  assets
and  the  loan  must  be  collateralized  by  cash  or  U.S.   Government
obligations  that are  maintained  at all times in an amount  equal to at least 102% of the current  market  value of the loaned  securities.  As a matter of  non-fundamental  policy,  the VA  Dividend  Capture  Fund,  VA
International  Equity Fund,  VA Macro 100 Fund, VA Mid Corp America Fund,
VA New  Economy  Fund,  VA Rotating  Markets  Fund and VA Situs Small Cap
Fund may each lend portfolio  securities in an amount  representing up to
33  1/3% of the  value  of  their  total  assets  and  the  loan  must be
collateralized   by  cash  or  U.S.   Government   obligations  that  are
maintained  at all  times in an  amount  equal  to at  least  100% of the current market value of the loaned securities.

While  portfolio  securities  are on loan,  the borrower  will pay to the lending Fund any  dividends or interest  received on the  securities.  In addition,  the Fund retains all or a portion of the interest  received on investment  of the  collateral  or  receives  a fee  from  the  borrower.
Although  voting  rights,  or  rights to  consent,  with  respect  to the loaned  securities  pass to the  borrower,  the lending  Fund retains the right to call the  loans at any time on  reasonable  notice,  and it will do so to  enable  a  Fund  to  exercise  voting  rights  on  any  matters materially  affecting the investment.  A Fund may also call such loans in order to sell the securities.

One  of  the  risks  in  lending  portfolio  securities,  as  with  other
extensions  of  credit,   is  the  possible  delay  in  recovery  of  the
securities  or  possible  loss of rights  in the  collateral  should  the borrower  fail  financially.  There is also the risk that,  when  lending portfolio  securities,  the  securities may not be available to a Fund on a timely basis and a Fund may,  therefore,  lose the  opportunity to sell the  securities at a desirable  price.  In addition,  in the event that a borrower of securities  would file for  bankruptcy  or become  insolvent, disposition of the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

Certain  Funds  may  invest  in the  securities  of small  capitalization companies  and  companies in special  equity  situations.  Companies  are
considered   to   have   a   small   market   capitalization   if   their
capitalization  is within  the range of those  companies  in the  S&P
600  Small  Cap  Index.  Companies  are  considered  to  be  experiencing special equity  situations if they are experiencing  unusual and possibly non-repetitive developments,  such as mergers;  acquisitions;  spin-offs;
liquidations;   reorganizations;   and  new   products,   technology   or
management.  These companies may offer greater  opportunities for capital appreciation than larger, more established  companies,  but investment in such  companies may involve  certain  special  risks.  These risks may be due to the  greater  business  risks of small size,  limited  markets and financial  resources,  narrow product lines and frequent lack of depth in management.  The  securities  of such  companies  are often traded in the over-the-counter  market  and may not be traded in  volumes  typical on a national  securities  exchange.  Thus,  the  securities of such companies may be  less  liquid,  and  subject  to more  abrupt  or  erratic  market movements than securities of larger,  more established  growth companies.
Since a "special  equity  situation"  may  involve a  significant  change from a company's past  experiences,  the  uncertainties  in the appraisal of the future value of the company's  equity  securities  and the risk of
a  possible   decline  in  the  value  of  the  Funds'   investments  are
significant.

U.S. Government Securities

United  States  Government  securities  are  securities  that are  either issued or  guaranteed  as to payment of  principal  and  interest  by the
U.S.  Government,  its  agencies or  instrumentalities.  U.S.  Government securities  are  limited to:  direct  obligations  of the U.S.  Treasury, such as U.S.  Treasury  bills,  notes,  and bonds and notes,  bonds,  and
discount  notes  of  U.S.  Government   agencies  or   instrumentalities,
including certain mortgage securities.

Some  obligations  issued or guaranteed by agencies or  instrumentalities
of  the  U.S.   Government,   such  as   Government   National   Mortgage
Association  participation  certificates,  are  backed by the full  faith and credit of the U.S. Treasury.

Other such  obligations  are only  supported  by: the  issuer's  right to borrow an  amount  limited  to a  specific  line of credit  from the U.S.
Treasury;   the  discretionary   authority  of  the  U.S.  Government  to
purchase  certain  obligations  of an agency or  instrumentality;  or the credit of the agency or instrumentality.

Agency  securities  are issued or guaranteed by a federal agency or other government  sponsored  entity  ("GSE")  acting under  federal  authority.
Some GSE  securities  are  supported  by the full faith and credit of the
U.S.  Government and some GSE  securities are not. GSE securities  backed by  the  full  faith  and  credit  of the  U.S.  Government  include  the
Government    National    Mortgage     Association,     Small    Business
Administration,  Farm Credit  System  Financial  Assistance  Corporation,
Farmer's Home  Administration,  Federal Financing Bank,  General Services
Administration,    Department   of   Housing   and   Urban   Development,
Export-Import   Bank,  Overseas  Private  Investment   Corporation,   and
Washington Metropolitan Area Transit Authority Bonds.

GSE  securities  not  backed  by the full  faith  and  credit of the U.S.
Government but that receive support through federal  subsidies,  loans or other  benefits  include the Federal Home Loan Bank System,  Federal Home
Loan  Mortgage   Corporation,   Federal  National  Mortgage  Association,
Student Loan Marketing  Association,  and Tennessee  Valley  Authority in
support of such obligations.

Other GSE  securities  are not backed by the full faith and credit of the
U.S.  Government and have no explicit  financial  support,  including the
Farm  Credit  System,  Financing  Corporation,   and  Resolution  Funding
Corporation.

Investors  regard agency  securities as having low credit risks,  but not as low as Treasury securities.
A  Fund  treats  mortgage-backed  securities  guaranteed  by a GSE  as if issued or  guaranteed  by a federal  agency.  Although  such a  guarantee protects  against credit risks,  it does not reduce market and prepayment risks.


Warrants

Warrants  are  basically  options to purchase  common stock at a specific price  (usually  at a premium  above  the  market  value of the  optioned common stock at issuance) valid for a specific  period of time.  Warrants may have a life  ranging  from less than a year to twenty years or may be perpetual.  However,  most  warrants  have  expiration  dates after which they are  worthless.  In  addition,  if the  market  price of the  common stock does not exceed the  warrant's  exercise  price  during the life of the  warrant,  the warrant  will expire as  worthless.  Warrants  have no voting rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing  them.  The  percentage  increase  or decrease in the market  price of the warrant may tend to be greater  than the  percentage  increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery  transactions  are arrangements  through which a Fund  purchases  securities  with payment and delivery  scheduled for a  future  time.  No  fees  or  other  expenses,  other  than  normal
transaction   costs,  are  incurred.   However,   liquid  assets  of  the
purchasing  Fund  sufficient  to  make  payment  for the  securities  are segregated  on the Fund's  records at the trade  date.  These  assets are then marked to market  daily and  maintained  until the  transaction  has been settled.  A seller's  failure to complete a transaction  may cause a
Fund to miss a desired  price or yield.  In addition,  because of delayed settlement,  a Fund  may pay more  than  market  value on the  settlement date.  The  Advisor  may  choose  to  dispose  of a  commitment  prior to settlement.

The  Funds  may  invest up to 25% of their  total  assets  in  securities purchased  on a  when-issued  or delayed  delivery  basis,  except the VA
International  Equity  Fund and VA Macro  100  Fund,  which  have no such restriction  on  total  assets.  However,  none of the  Funds  intend  to engage in  when-issued  and delayed  delivery  transactions  to an extent that would cause the  segregation  of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon  securities are debt  obligations  which are generally issued at a discount and payable in full at  maturity,  and which do not provide
for  current   payments  of  interest  prior  to  maturity.   Zero-coupon
securities  usually  trade  at a deep  discount  from  their  face or par
value  and  are  subject  to  greater  market  value   fluctuations  from
changing  interest rates than debt  obligations of comparable  maturities which make current  distributions  of interest.  As a result,  the NAV of shares of a Fund investing in  zero-coupon  securities may fluctuate over a greater  range  than  shares of other  Funds  and  other  mutual  funds investing in  securities  making  current  distributions  of interest and having similar maturities.

Zero-coupon  securities may include U.S.  Treasury bills issued  directly
by  the  U.S.  Treasury  or  other  short-term  debt   obligations,   and
longer-term  bonds or notes and their  unmatured  interest  coupons which have been  separated  by their  holder,  typically  a  custodian  bank or investment  brokerage  firm. A number of securities  firms and banks have
stripped  the  interest  coupons  from  the  underlying   principal  (the
"corpus")  of U.S.  Treasury  securities  and  resold  them in  custodial receipt  programs with a number of different  names,  including TIGRS and
CATS. The underlying  U.S.  Treasury bonds and notes  themselves are held in  book-entry  form at the  Federal  Reserve  Bank  or,  in the  case of
bearer  securities  (i.e.,   unregistered   securities  which  are  owned
ostensibly  by the bearer or holder  thereof),  in trust on behalf of the owners thereof.

In addition,  the U.S.  Treasury has  facilitated  transfers of ownership of  zero-coupon  securities by accounting  separately  for the beneficial ownership  of  particular  interest  coupons and corpus  payments on U.S.
Treasury    securities    through   the   Federal   Reserve    book-entry
record-keeping  system.  The Federal Reserve  program,  as established by the U.S. Treasury  Department,  is known as "STRIPS" or "Separate Trading of  Registered  Interest and Principal of  Securities."  Under the STRIPS
program,  a Fund will be able to have its  beneficial  ownership  of U.S.
Treasury  zero-coupon  securities  recorded  directly  in the  book-entry record-keeping  system in lieu of having  to hold  certificates  or other evidence of ownership of the underlying U.S.  Treasury  securities.  When debt obligations  have been stripped of their unmatured  interest coupons by the holder,  the stripped coupons are sold  separately.  The principal or corpus is sold at a deep  discount  because  the buyer  receives  only the right to  receive a future  fixed  payment on the  security  and does
not  receive  any  rights  to  periodic  cash  interest  payments.   Once
stripped  or  separated,  the corpus and coupons  maybe sold  separately.
Typically,  the  coupons  are  sold  separately  or  grouped  with  other coupons  with  like  maturity  dates  and  sold  in  such  bundled  form.
Purchasers  of  stripped   obligations   acquire,  in  effect,   discount
obligations   that  are   economically   identical  to  the   zero-coupon
securities issued directly by the obligor.
                            INVESTMENT RISKS

There are many  factors  which may  affect an  investment  in the  Funds.
The Funds'  principal risks are described in the  prospectus.  Additional risk factors are outlined below.

Credit (or Default) Risk

To the extent that a Fund  invests in  corporate  debt,  U.S.  Government
securities,   mortgage-related   securities   or   other   fixed   income
securities,   it  is  subject  to  the  risk  that  an  issuer  of  those securities  may  default  on its  obligation  to pay  interest  and repay principal.  Also,  changes  in the  financial  strength  of an  issuer or changes in the credit  rating of a security may affect its value.  Credit risk  includes  "counterparty  risk," -- the risk that the other party to a  transaction  will not fulfill its  contractual  obligation.  This risk applies,  for example,  to  repurchase  agreements  into which a Fund may enter.  Securities rated below investment grade are particularly  subject to credit risk.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the
United States.

Derivative Contracts Risk

The  use of  derivative  contracts  involves  risks  different  from,  or possibly  greater than, the risks  associated with investing  directly in securities  and other  traditional  investments.  First,  changes  in the value of the  derivative  contracts  in which a Fund  invests  may not be correlated  with changes in the value of the underlying  asset or if they are  correlated,  may  move in the  opposite  direction  than  originally anticipated.  Second,  while some  strategies  involving  derivatives may reduce  the risk of loss,  they may also  reduce  potential  gains or, in some cases,  result in losses by offsetting  favorable price movements in portfolio  holdings.  Third,  there is a risk that derivatives  contracts may be mispriced or improperly  valued and, as a result,  a Fund may need
to  make   increased   cash  payments  to  the   counterparty.   Finally,
derivative  contracts  may  cause a Fund to  realize  increased  ordinary income or  short-term  capital  gains  (which  are  treated  as  ordinary income for Federal  income tax purposes)  and, as a result,  may increase taxable  distributions  to  shareholders.  Derivative  contracts may also involve  other  risks  described  in this  Prospectus,  such as  interest rate, credit, liquidity and leverage risks.

Equity Risk

Equity  risk  is the  risk  that  stock  prices  will  fall  quickly  and dramatically  over short or extended  periods of time. Stock markets tend to move in cycles,  with  periods of rising  prices and period of falling prices.  Often,  dramatic  movements  in  prices  occur  in  response  to reports of a company's  earnings,  economic  statistics  or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller  capitalization  stocks,  it may be subject to greater  risks than those  associated  with  investment in larger,  more  established  companies.  Small  companies  tend to have limited  product  lines,  markets  or  financial  resources,  and  may be dependent  on a small  management  group.  Small  company  stocks  may be subject to more abrupt or erratic  price  movements,  for reasons such as lower trading  volumes,  greater  sensitivity to changing  conditions and less  certain  growth  prospects.  Additionally,  there are fewer  market makers for these stocks and wider  spreads  between  quoted bid and asked prices  in the  over-the-counter  market  for  these  stocks.  Small  cap stocks also tend to be subject to greater  liquidity  risk,  particularly during  periods of market  disruption,  and there is often less  publicly available information concerning these securities.

Extension Risk

Extension risk is the  possibility  that rising  interest rates may cause prepayments  to occur at a slower than  expected  rate.  This  particular risk may  effectively  change a security which was  considered  short- or intermediate-term  at the time of  purchase  into a  long-term  security.
Long-term  securities  generally  fluctuate  more  widely in  response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
United States. Foreign companies may also receive less coverage than
United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the  particular  type of investment on which a Fund focuses
(such  as  small  cap  value  stocks  or  large-cap  growth  stocks)  may underperform  other  asset  classes  or the  overall  market.  Individual market  segments tend to go through cycles of performing  better or worse than  other  types  of  securities.  These  periods  may  last as long as several years.  Additionally,  a particular market segment could fall out of favor  with  investors,  causing a Fund that  focuses  on that  market segment to underperform those that favor other kinds of securities.

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Liquidity Risk

Certain  securities  may be difficult or  impossible  to sell at the time and  price  that a Fund  would  like.  A Fund may have to  accept a lower price,  sell other  securities or forego an investment  opportunity,  and this could have a negative  effect on  performance.  This risk applies to restricted  securities,  Rule 144A  Securities  certain  over-the-counter options,  securities not traded in the U.S.  markets and other securities that may trade in U.S.  markets but are not registered  under the federal securities laws.

Market Risk

Market  risk is the risk  that the  value of a  security  will move up or down,  sometimes rapidly and  unpredictably.  These  fluctuations,  which are often referred to as  "volatility,"  may cause a security to be worth less than it was  worth at an  earlier  time.  Market  risk may  affect a single  issuer,  industry  or sector of the  economy  or the  market as a whole.  Market risk is common to most  investments,  including stocks and bonds,  and the mutual  funds that invest in them.  Bonds and other fixed income  securities  generally  involve less market risk than stocks.  The risks of investing in bonds,  however,  can vary significantly  depending upon factors  such as issuer and  maturity.  The bonds of some  companies may be riskier than the stocks of others.

Prepayment & Call Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due)
payments on mortgage backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage backed security to decline.
Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Security-Specific Risk

Security-specific  risk  is the  risk  that  the  value  of a  particular security  may or may not move in the same  direction  as the  market as a whole. All Funds are subject to this type of risk.

                         INVESTMENT RESTRICTIONS

The following  investment  restrictions  are  fundamental  and may not be changed  without  a vote of a  majority  of the  outstanding  Shares of a
Fund.

The VA Growth Fund and the VA Income Equity Fund may not:

       (1)  Invest  more than 5% of the value of its total  assets in the securities of any one issuer (this  limitation does not apply to securities issued or guaranteed by the U.S.  Government or any of its  agencies or  instrumentalities  or to  repurchase agreements secured by such obligations).

       (2)  Purchase  more  than  10% of  the  voting  securities  of any issuer.

       (3)  Invest  25% or more  of the  value  of its  total  assets  in
            securities  of  companies   primarily   engaged  in  any  one
            industry  (other than the U.S.  Government,  its agencies and instrumentalities),  such concentration may occur as a result of changes in the market value of portfolio  securities,  but such concentration may not result from investment.

       (4)  Loan  more than 20% of the  Funds'  portfolio  securities  to brokers, dealers or other financial  organizations.  All such loans  will be  collateralized  by  cash  or U.S.  Government obligations  that are  maintained  at all  times in an amount equal to at least  102% of the  current  value of the  loaned securities.

       (5)  Invest  more  than 10% of the  value of its  total  assets in
            illiquid   securities   including   restricted    securities,
            repurchase  agreements  of over seven days'  duration and OTC options.

       (6)  Borrow in excess of 5% of its total  assets  (borrowings  are permitted only as a temporary  measure for  extraordinary  or emergency  purposes)  or  pledge  (mortgage)  its  assets  as security for an indebtedness.

       (7)  Invest more than 5% of its total assets in  securities of any issuer  which,  together  with any  predecessor,  has been in operation for less than three years.

       (8)  Purchase or sell real estate or real estate  mortgage  loans;
            provided,  however,  that the Funds may invest in  securities secured  by real  estate or  interests  therein  or issued by companies which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or commodities  contracts,  or interests  in oil,  gas,  or  other  mineral  exploration  or development  programs provided,  however,  that the Funds may
            invest  in   futures   contracts   for  bona   fide   hedging
            transactions,  as defined in the  General  Regulations  under
            the  Commodity   Exchange  Act,  or  for  other  transactions
            permitted to entities  exempt from the definition of the term commodity  pool  operator,  as  long  as,  immediately  after entering  a  futures  contract  no more  than 5% of the  fair market  value of the  Funds'  assets  would be  committed  to initial margins.

       (10) Purchase  securities  on margin or effect short sales (except that the Funds may obtain such  short-term  credits as may be
            necessary   for  the  clearance  of  purchases  or  sales  of
            securities).

       (11) Engage in the business of underwriting  securities  issued by others or purchase  securities,  other than time deposits and restricted securities (i.e.,  securities which cannot be sold without  registration  or an  exemption  from  registration), subject to legal or contractual restrictions on disposition.

       (12) Make loans to any person or firm  except as  provided  below;
            provided,  however,  that the  making of a loan  shall not be construed to include (i) the  acquisition  for  investment of bonds,  debentures,  notes or other evidences of indebtedness
            of  any   corporation   or  government   which  are  publicly
            distributed   or  of  a   type   customarily   purchased   by
            institutional   investors   (which   are   debt   securities,
            generally  rated not less than A by  Moody's or  S&P,  or
            the  equivalent,  privately  issued  and  purchased  by  such
            entities  as  banks,   insurance   companies  and  investment
            companies),  or (ii) the entry  into  repurchase  agreements.
            However,  each of the Funds may lend its portfolio securities to brokers,  dealers or other institutional  investors deemed by the  Advisor,  the Trust's  manager,  pursuant to criteria adopted by the Trustees,  to be creditworthy  if, as a result thereof,  the aggregate  value of all securities  loaned does not exceed  20% of the value of total  assets and the loan is collateralized  by cash or U.S.  Government  obligations that are  maintained  at all times in an amount  equal to at least
            102% of the current  market  value of the loaned  securities.
            Such  transactions  will comply with all applicable  laws and regulations.

       (13) Purchase  from  or sell  portfolio  securities  to  officers,
            Trustees  or other  "interested  persons"  (as defined in the
            1940 Act) of the Funds,  including its investment manager and its  affiliates,  except  as  permitted  by the  1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or retain the  securities  of any issuer if, to the
            Funds' knowledge,  one or more of the officers,  directors or
            Trustees  of the Trust,  the  Advisor  or the  administrator, individually  own  beneficially  more  than  one-half  of one percent of the  securities  of such issuer and  together  own beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment  companies except by purchase in the open market where no  commission or profit to a sponsor or dealer  results from such purchase other than
            the  customary  broker's   commission  or  except  when  such
            purchase  is  part  of  a  plan  of  merger,   consolidation,
            reorganization   or  acquisition   and  except  as  permitted
            pursuant to Section 12(d)(1) of the 1940 Act.
All percentage  limitations on investments  will apply at the time of the making of an investment and should not be considered  violated  unless an excess or deficiency  occurs or exists  immediately after and as a result of such investment.

The VA Dividend  Capture  Fund,  VA  International  Equity Fund, VA Macro
100 Fund,  VA Mid Corp America  Fund,  VA New Economy  Fund,  VA Rotating
Markets Fund, VA Situs Small Cap Fund and VA Mortgage Securities Fund:

       (1)  May purchase  securities  of any issuer only when  consistent with the  maintenance of its status as a diversified  company under the 1940 Act, or the rules or  regulations  thereunder, as such  statute,  rules or  regulations  may be amended from time to time.

       (2)  May not concentrate  investments in a particular  industry or group of  industries  as  concentration  is defined under the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

       (3)  May issue senior  securities  to the extent  permitted by the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

       (4)  May lend or borrow money to the extent  permitted by the 1940
            Act,  or  the  rules  or  regulations  thereunder,   as  such
            statute,  rules or  regulations  may be amended  from time to time.

       (5)  May  purchase  or sell  commodities,  commodities  contracts, futures contracts,  or real estate to the extent permitted by the 1940 Act,  or the  rules or  regulations  thereunder,  as such statute,  rules or regulations  may be amended from time to time.

       (6)  May  underwrite  securities  to the extent  permitted  by the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

(7)   May  pledge,  mortgage  or  hypothecate  any of its  assets  to the
            extent   permitted   by  the  1940  Act,   or  the  rules  or
            regulations   thereunder,   as   such   statute,   rules   or
            regulations may be amended from time to time.

       (8)  May   not   change   its   diversification   status   without
            shareholder approval as required by the 1940 Act.

The  fundamental   limitations  of  the  VA  Dividend  Capture  Fund,  VA
International  Equity Fund,  VA Macro 100 Fund, VA Mid Corp America Fund,
VA New Economy  Fund,  VA Rotating  Markets Fund, VA Situs Small Cap Fund
and VA  Mortgage  Securities  Fund have been  adopted  to avoid  wherever possible the  necessity of  shareholder  meetings  otherwise  required by the 1940 Act.  This  recognizes  the need to react  quickly to changes in the law or new investment  opportunities  in the  securities  markets and the  cost  and time  involved  in  obtaining  shareholder  approvals  for diversely held investment  companies.  However, the Fund also has adopted nonfundamental  limitations,  set forth  below,  which in some  instances may be more restrictive than their fundamental  limitations.  Any changes in a  Fund's  nonfundamental  limitations  will  be  communicated  to the
Fund's shareholders prior to effectiveness.


1940 Act  Restrictions.  Under the 1940 Act,  and the rules,  regulations and  interpretations  thereunder,  a "diversified  company," as to 75% of its totals  assets,  may not  purchase  securities  of any issuer  (other
than  obligations  of,  or  guaranteed  by,  the  U.S.  Government,   its
agencies or its  instrumentalities  and  securities  of other  investment companies)  if,  as a  result,  more  than 5% of the  value of its  total assets  would be invested in the  securities  of such issuer or more than
10%  of the  issuer's  voting  securities  would  be  held  by the  fund.
"Concentration"  is  generally  interpreted  under  the  1940  Act  to be investing  more  than  25% of net  assets  in an  industry  or  group  of industries.  The 1940 Act limits the ability of  investment  companies to borrow  and  lend  money  and to  underwrite  securities.  The  1940  Act currently  prohibits an open-end fund from issuing senior securities,  as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act  limits  the Funds  ability  to borrow  money prohibiting  the Fund from  issuing  senior  securities,  except the Fund may  borrow  from any  bank  provided  that  immediately  after  any such
borrowing   there  is  an  asset  coverage  of  at  least  300%  for  all borrowings  by the Fund and  provided  further,  that in the  event  that such asset  coverage  shall at any time fall below 300%,  the Fund shall, within  three  days  thereafter  or  such  longer  period  as the SEC may prescribe by rules and  regulations,  reduce the amount of its borrowings to such an extent that the asset coverage of such  borrowing  shall be at least 300%.

The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund

o     under normal  circumstances,  the VA Income Equity Fund will invest at  least  80% of the  value  of its  "Assets"  (net  assets  plus the
   amount  of  any  borrowings   for   investment   purposes)  in  equity
   securities.

VA International Equity Fund*

o     under normal  circumstances,  the VA International Equity Fund will invest at least  80% of the value of its  "Assets"  (net  assets  plus the  amount  of any  borrowings  for  investment  purposes)  in equity securities.

VA Macro 100 Fund

o     under  normal  circumstances,  the VA Macro 100 Fund will invest at least 80% of the value of its  "Assets"  (net  assets  plus the amount of any borrowings for investment purposes) in equity  securities.

VA Mid Corp America Fund

o     under  normal  circumstances,  the VA Mid Corp  America  Fund  will invest at least 80% of its  "Assets"  (net  assets  plus the amount of any borrowings  for  investment  purposes) in common stocks of mid-cap companies.

o     under  normal  circumstances,  the VA Mid Corp  America  Fund  will invest at least 80% of its  "Assets"  (net  assets  plus the amount of any borrowings  for investment  purposes) in investments in the United
   States of America.

VA Rotating Markets Fund

o     under  normal  circumstances,  the VA  Rotating  Markets  Fund will invest at least 80% of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment  purposes)  directly,  or  indirectly through  index-based  securities,  in  equity  stocks  comprising  the equity market segment selected by the Advisor.

VA Situs Small Cap Fund*

o     under  normal  circumstances,  the VA Situs  Small  Cap  Fund  will invest at least  80% of the value of its  "Assets"  (net  assets  plus the  amount  of any  borrowings  for  investment  purposes)  in equity securities of small capitalization companies.

VA Mortgage Securities Fund

o     under normal  circumstances,  the VA Mortgage  Securities Fund will invest at least  80% of the value of its  "Assets"  (net  assets  plus
   the   amount  of  any   borrowings   for   investment   purposes)   in
   mortgage-related securities, including mortgage REITs.

*The VA  International  Equity Fund, VA Mortgage  Securities  Fund and VA
Situs  Small Cap Fund  will  provide  shareholders  with at least 60 days prior  notice of any change in these  policies  as  required  by SEC Rule
35d-1.   These  policies  shall  be   interpreted   and   implemented  in
accordance  with its purpose,  which is solely to comply with Rule 35d-1.
However,  the VA Rotating  Markets Fund will propose the same shareholder notice on a voluntary basis.

The following  investment  limitations  of the VA Dividend  Capture Fund,
VA  International  Equity  Fund,  VA Macro 100 Fund,  VA Mid Corp America
Fund, VA New Economy  Fund, VA Rotating  Markets Fund, VA Situs Small Cap
Fund and VA Mortgage  Securities Fund are non-fundamental  policies.  The
Funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage  or  hypothecate  assets  except  to secure temporary  borrowings  permitted  by (3)  above in  aggregate amounts  not to exceed 15% of total  assets  taken at current value at the time of the  incurrence of such loan,  except as permitted with respect to securities lending.

       (3)  Purchase   or  sell  real   estate,   real   estate   limited
            partnership  interest,  commodities or commodities  contracts
            (except  that the Funds may invest in futures  contracts  and
            options   on  futures   contracts,   as   disclosed   in  the
            prospectus)  and  interest in a pool of  securities  that are secured by interests in real estate. However,  subject to its permitted  investments,  the  Funds may  invest in  companies which  invest  in real  estate,  commodities  or  commodities contracts.

       (4)  Make short sales of securities,  maintain a short position or purchase  securities  on  margin,  except  that the Trust may obtain  short-term  credits as necessary for the clearance of security transactions.

State Insurance Regulations
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The
Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting  Information.  As used in this SAI, a "vote of a  majority  of the outstanding  Shares" of the Trust or a  particular  Fund or a  particular
Class of  Shares of the Trust or a Fund  means  the  affirmative  vote of the  lesser of (a) more than 50% of the  outstanding  Shares of the Trust or such  Fund  or such  Class,  or (b) 67% or more of the  Shares  of the
Trust or such  Fund or such  Class  present  at a  meeting  at which  the holders of more than 50% of the  outstanding  Shares of the Trust or such
Fund or such Class are represented in person or by proxy.

                           PORTFOLIO TURNOVER

The  portfolio  turnover  rate  of a Fund  is  defined  by the SEC as the ratio of the lesser of annual sales or  purchases to the monthly  average value  of the  portfolio,  excluding  from  both  the  numerator  and the denominator  securities  with  maturities at the time of  acquisition  of one year or less.  Portfolio  turnover generally involves some expense to a Fund,  including  brokerage  commissions  or dealer  mark-ups and other transactions  costs on the sale of securities and  reinvestment  in other securities.
For the fiscal  years ended  December  31, 2003 and 2002,  the  portfolio turnover rates for each of the following Funds were as follows:

Fund                                                        2003          2002

VA Dividend Capture Fund......................................      87%          70%
VA Growth Fund................................................        4%          2%
VA Income Equity Fund.........................................      97%          4%
VA Mid Corp America Fund......................................      25%          3%
VA New Economy Fund...........................................      80%          20%
VA Rotating Markets Fund......................................    151%1       113%

1 The increase in this Fund's  portfolio  turnover rate in 2003 is due to its rotation of  investments  in  index-based  securities  in  accordance with its investment goal and strategies.

VALUATION

NAV is  calculated  as of the  close of the  NYSE  every  Monday  through
Friday except (i) days on which there are not  sufficient  changes in the value of a Fund's  portfolio  securities that its NAV might be materially affected;  (ii) days during which no Shares are  tendered for  redemption and no  orders to  purchase  Shares  are  received;  (iii) the  following holidays:  New Year's Day, Martin Luther King, Jr. Day,  President's Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving
Day, and Christmas Day.

The price at which the Funds will offer or redeem Shares is the NAV per
Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. The
Trust calculates NAV for each of the Funds by valuing securities held based on market value.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the
Trustees determines in good faith the fair value (the "good faith fair valuation") of portfolio securities held by a Fund.  Sometimes a significant event occurring in the period between the close of a particular portfolio security's market and the time at which a Fund calculates its NAV affects the security's value such that its market value cannot be considered "readily available."  The Pricing Committee uses reasonable means to identify such potentially significant events, evaluates such events' effect on the value of portfolio securities as compared to the market prices received from pricing sources that may not reflect such events, and makes good faith fair valuations of portfolio securities when significant events affect security valuation.

When a good faith fair value determination of a security is required, consideration is generally given to a checklist of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive)
of the circumstances which have caused trading in the security to halt.  The final good faith fair value determination of a security is based on an analysis of those factors deemed relevant to the security valuation at issue.  With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

             WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The following  tables give  information  about each  Independent  Trustee
and  the  senior  officers  of  the  Trust.   Each  Independent   Trustee
oversees  all  portfolios  of the  Trust  and  serves  for an  indefinite term.  Information  about each Independent  Trustee is provided below and includes each person's:  name,  address,  birth date, present position(s)
held with the  Trust,  principal  occupations  for the past  five  years,
other   directorships   held,  and  total  compensation   received  as  a
Independent  Trustee from the Trust and the  Huntington  Fund Complex for its most  recent  fiscal  year.  Unless  otherwise  noted,  the  business address  of  each  person  listed  below  is c/o  5800  Corporate  Drive,
Pittsburgh,   Pa.  Unless  otherwise  noted,   each  officer  is  elected
annually.   The  Huntington  Fund  Complex  consists  of  two  investment companies:  the Trust with 10 portfolios  and The  Huntington  Funds with
19  portfolios.  Each  Independent  Trustee  serves  as  Trustee  for all portfolios of the Huntington Fund Complex.

As of April 1, 2004,  the  Trustees  and  officers  as a group owned less than 1% of  Shares of the Trust.

Independent Trustees Background and Compensation

                       rincipal Occupations during the past    Total
                       ive fiscal years, Previous              Compensation
Name                   osition(s) and Other Directorships      From Trust and
Birth Date            Peld                                     Huntington Fund
Positions Held with   f                                        Complex
Trust                 P                                        (past calendar
Date Service Began    H                                        year)
David S. Schoedinger                                           $27,250.00
Birth Date: November  Principal Occupation: Since 1965,
27, 1942              Chairman of the Board, Schoedinger
CHAIRMAN AND TRUSTEE  Funeral Service.  Since 1987, CEO,
Began serving: June   Schoedinger Financial Services, Inc.
1999                  ---------------------------------------

                      Other Directorships Held: None

John M. Shary                                                  $24,750.00
Birth Date: November  Principal Occupations: Retired;
30, 1930              Formerly:  Member, Business Advisory
--------------------- Board, HIE-HEALTHCARE.COM (formerly
TRUSTEE               Hublink, Inc.) (1993-1997)(database
Began serving: June   integration software); Member,
1999                  Business Advisory Board, Mind Leaders,
                      Inc. (formerly DPEC - Data Processing
                      Education Corp.) (1993-1996) (data
                      processing education); Member,
                      Business Advisory Board, Miratel
                      Corporation (1993-1995)(research and
                      development firm for CADCAM); Chief
                      Financial Officer of OCLC Online
                      Computer Library Center, Inc.
                      (1978-1993); Member, Board of
                      Directors, Applied Information
                      Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held:  None

Thomas J. Westerfield                                          $23,500.00
Birth Date: April     Principal Occupations: Since April
19, 1955              1993, Of Counsel, Cors & Bassett
--------------------- LLC (law firm).
TRUSTEE
Began serving:        Other Directorships Held: None
January 2001

William R. Wise                                                $24,000.00
Birth Date: October   Principal Occupations:
20, 1931              Retired.Corporate Director of
TRUSTEE               Financial Services and Treasurer,
--------------------- Children's Hospital, Columbus, Ohio;
Began serving: June   Associate Executive Director and
1999                  Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None

--------------------------------------------------------------------------------
*David S. Schoedinger became Chairman of the Funds on April 30, 2003.

OFFICERS**

Name
Birth Date                     rincipal Occupation(s) and Previous Positions
Address
Positions Held with Trust
----------------------------
Date Service Began            P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
41 South High Street
Columbus, OH                  Previous Positions: Executive Vice President of
PRESIDENT                     Firstar Corporation and Firstar Bank, N.A.
Began Serving: August 2001    (prior to June 2000).

Charles L. Davis, Jr.         Principal Occupations: Vice President, Managing
Birth Date: March 23, 1960    Director of Mutual Fund Services, Federated
CHIEF EXECUTIVE OFFICER       Services Company (October 2002 to present);
1001 Liberty Avenue           President, Edgewood Services, Inc., the Funds'
Pittsburgh, PA                distributor (March 2004 to present); Officer of
Began Serving: April 2003     various Funds distributed by Edgewood Services,
                              Inc. (December 2002 to present).

                              Previous Positions: Vice President, Edgewood
                              Services, Inc. (January 2000 to March 2004);
                              President, Federated Clearing Services (January
                              2000 to October 2002); Director, Business
                              Development, Mutual Fund Services, Federated
                              Services Company (September 1998 to December
                              2000).

George M. Polatas             Principal Occupations: Assistant Vice President,
Birth Date: March 3, 1962     Federated Services Company; Vice President and
1001 Liberty Avenue           Assistant Treasurer of various Funds distributed
Pittsburgh, PA                by Edgewood Services, Inc. (January 1997 to
VICE PRESIDENT                present).
Began Serving: July 2003

Bryan C. Haft                 Principal Occupation: Vice President, BISYS Fund
Birth Date: January 23, 1965  Services (June 2000 to present).
3435 Stelzer Road
Columbus, OH                  Previous Position: Director, Client Services,
TREASURER                     BISYS Fund Services (July 1998 to June 2000).
Began Serving: April 2003

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
1001 Liberty Avenue           Previous Positions: Sr. Corporate Counsel and
Pittsburgh, PA                Vice President, Federated Services Company
SECRETARY                     (prior to October 2002).
Began Serving: August 2002

Ronald J. Corn                Principal Occupation: Legal and Compliance
Birth Date: February 10,      Officer, The Huntington National Bank (August
1949                          1994 to present); Chief Compliance Officer,
41 South High Street          Huntington Asset Advisors, Inc. (May 2001 to
Columbus, OH                  present).
ANTI-MONEY LAUNDERING
COMPLIANCE OFFICER
Began Serving: May 2001
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

--------------------------------------------------------------------------------------
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Audit       David S.          The purposes of the Audit Committee are to   Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board.
                              The Audit Committee also serves as the
                              Qualified Legal Compliance Committee.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Board       Committee         Committee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
                                                                           Fiscal
Committee   M                                                              Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Nominating  David S.          The purpose of the Nominating Committee is   None
            Schoedinger       to nominate a person or persons to serve
            John M. Shary     as a member of the Board.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders. The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              VA Funds.
                              -------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Board       Committee         Committee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
                                                                           Fiscal
Committee   M                                                              Year
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Special     David S.          The purpose of the Special Proxy Voting      None
Proxy       Schoedinger       Committee is to consider and determine how
Voting      John M. Shary     to vote on behalf of the Trust with
            Thomas J.         respect to specific votes referred by the
            Westerfield       Trust's Advisor.
            William R. Wise
--------------------------------------------------------------------------------------

      BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON
FAMILY OF INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------
--------------------------------------------------------------------------------
          (1)                          (2)                         (3)

                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
    Name of Trustee         in the Huntington VA Funds     Overseen by Trustee
                                                            in the Huntington
                                                          Family of Investment
                                                                Companies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger                    $0                    Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                           $0                  $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield                   $0                    Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                         $0                    Over $100,000
--------------------------------------------------------------------------------

1 The "Huntington Family of Investment Companies" refers to both the
Trust and The Huntington Funds, as both the Trust and The Huntington
Funds are held out to investors as related entities for investor or investment purposes.

Investment Advisor

On  May  12,  2001,  The  Huntington   National  Bank   reorganized   its
investment  advisory  services  and created  Huntington  Asset  Advisors,
Inc., a separate,  wholly owned  subsidiary  of The  Huntington  National
Bank.  Huntington  Asset  Advisors,  Inc.  has  replaced  The  Huntington
National  Bank as the  investment  advisor  to the  Huntington  VA Funds.
Following the  reorganization,  the management  and  investment  advisory personnel  of The  Huntington  National  Bank  that  provided  investment management  services  to  Huntington  VA Funds will  continue to do so as
the  personnel  of  Huntington   Asset   Advisors,   Inc.   Additionally,
Huntington  Asset  Advisors,  Inc. is wholly  owned and  otherwise  fully
controlled  by  The  Huntington   National   Bank.  As  a  result,   this
transaction is not an  "assignment" of the investment  advisory  contract
(and   sub-advisory   contract)   for  purposes  of  the  1940  Act  and,
therefore, a shareholder vote is not required.

The Huntington National Bank is an indirect,  wholly-owned  subsidiary of
Huntington   Bancshares   Incorporated   ("HBI")  and  is  deemed  to  be
controlled  by HBI.  With $30 billion in assets as of December  31, 2003,
HBI is a  major  Midwest  regional  bank  holding  company.  Through  its subsidiaries  and affiliates,  HBI offers a full range of services to the
public,   including:   commercial  lending,   depository  services,  cash
management,  brokerage services, retail banking,  international services, mortgage banking, investment advisory services and trust services.

Under  the  investment  advisory  agreements  between  the  Trust and the
Advisor (Investment  Advisory  Agreements),  the Advisor, at its expense, furnishes a  continuous  investment  program  for the  various  Funds and
makes  investment   decisions  on  their  behalf,  all  subject  to  such
policies  as  the  Trustees  may  determine.   Investment  decisions  are
subject  to the  provisions  of the  Trust's  Declaration  of  Trust  and
By-laws,  and of the 1940 Act. In addition,  the Advisor makes  decisions
consistent   with  a  Fund's   investment   objectives,   policies,   and
restrictions,  and such  policies and  instructions  as the Trustees may, from time to time, establish.

Depending  on the size of the Fund,  fees  payable  under the  Investment
Advisory  Agreement  may be  higher  than the  advisory  fee paid by most mutual  funds,  although  the Board  believes  it will be  comparable  to
advisory  fees  paid  by  many  funds  having   similar   objectives  and
policies.  The Advisor may from time to time agree to voluntarily  reduce its advisory fee.  While there can be no assurance  that the Advisor will choose  to make  such  an  agreement,  any  voluntary  reductions  in the
Advisor's  advisory  fee  will  lower  the  Fund's  expenses,   and  thus
increase  the Fund's  yield and total  return,  during  the  period  such voluntary reductions are in effect.

The  Investment  Advisory  Agreements  provide that the Advisor shall not be subject to any  liability  for any error of judgment or mistake of law or for any loss suffered by the Trust in  connection  with the matters to
which  the  Investment   Advisory   Agreements  relate,   except  a  loss
resulting  from a breach of  fiduciary  duty with  respect to the receipt
of   compensation   for  services  or  a  loss   resulting  from  willful
misfeasance,  bad faith,  gross negligence,  or reckless disregard of its obligations and duties on the part of the Advisor.

The  Investment  Advisory  Agreements may be terminated  without  penalty with  respect to any Fund at any time by the vote of the  Trustees  or by the  shareholders  of that Fund upon 60 days' written  notice,  or by the
Advisor on 90 days'  written  notice.  An Investment  Advisory  Agreement may be  amended  only  by a  vote  of the  shareholders  of the  affected
Fund(s).  The Agreements  also terminate  without  payment of any penalty in the  event  of its  assignment.  The  Investment  Advisory  Agreements provide  that they  will  continue  in  effect  from year to year only so long as such  continuance  is approved at least  annually with respect to each Fund by the vote of either the Trustees or the  shareholders  of the
Fund,  and, in either  case,  by a majority of the  Trustees  who are not
"interested persons" of the Advisor.

Because of the internal  controls  maintained  by the Advisor to restrict
the  flow  of  non-public   information,   the  Funds'   investments  are
typically   made  without  any   knowledge   of  the   Advisor's  or  its
affiliates' lending relationships with an issuer.

Approval  of  Investment  Advisory  Agreement.  The  investment  advisory agreement  (Agreement) with Huntington Asset Advisors,  Inc. was formally considered  by the  Board  at  meetings  held on  July  30,  2003,  which
included   detailed   discussions  held  outside  the  presence  of  fund
management and the Advisor's  personnel.  In conducting  its review,  the
Board,  all of whom are  independent  trustees  for  purposes of the 1940
Act,  were  advised by  independent  legal  counsel.  The Board's  review addressed a variety of factors  including:  (1) the  nature,  quality and extent of services  provided to the Trust  under the  Agreement;  (2) the
Trust's  investment  performance  and expenses under the  Agreement,  (3)
information  comparing the Trust's  expenses and  investment  performance to that of other comparable  mutual funds, and (4) the  reasonableness of the  profitability  of the Advisor with respect to each  portfolio in the
Trust.  In analyzing  these  factors,  the Board  reviewed and considered highly detailed expense and performance  comparison  information provided by Lipper,  Inc.  (an  independent  provider of mutual fund data).  These materials  compared the expenses and  performance  of each portfolio to a broad or general  universe of funds and to a "peer  group" of funds.  The
Board further  reviewed  staffing  information  including the  recruiting and  retention  of  qualified  investment  professionals.  The Board also reviewed the  investment  processes  employed by the Advisor with respect to each Fund.

As  disclosed  elsewhere  in  this  SAI,  the  Advisor  has  soft  dollar arrangements by which brokers  provide  research to the Advisor in return for  allocating  brokerage to such brokers.  The Board  considered  these arrangements.  The  Board  also  considered  the costs  and  benefits  to affiliates  of the Advisor  such as costs and  benefits  associated  with the  assumption  of duties as  administrator  and  custodian to the Trust
by  Huntington   National   Bank.   Also   considered  was  the  business
reputation  and  financial  resources  of the  Advisor  and its  ultimate corporate parent, Huntington Bancshares Incorporated.

Based on its review,  the Board  approved  continuance  of the Investment
Advisory  Agreement and  determined the  compensation  payable under such agreement to be fair and  reasonable in light of the  Advisor's  services and expenses and such matters as the Trustees  considered  to be relevant in the exercise of their  reasonable  business  judgment,  including most particularly those identified above.

There are no  pension  or  retirement  plans or  programs  in effect  for
Trustees  of the Trust.  No officers  of the Trust  receive  compensation from the Trust or the Funds as officers or employees of the Trust.

The  Declaration  of Trust for the Trust provides that the Trust will, to
the  fullest  extent  permitted  by  law,   indemnify  its  Trustees  and
officers  against all  liabilities  and against all  expenses  reasonably incurred in  connection  with any claim,  action,  suit or  proceeding in which  they may be  involved  because  of their  offices  with the Trust, except if it is  determined  in the manner  specified in the  Declaration of Trust  that  they  have  not  acted  in good  faith in the  reasonable belief  that their  actions  were in the best  interests  of the Trust or that such  indemnification  would  relieve  any officer or Trustee of any liability  to  the  Trust  or  its  shareholders  by  reason  of  willful misfeasance,  bad faith,  gross negligence,  or reckless disregard of his or  her  duties.  The  Trust,  at  its  expense,  may  provide  liability insurance for the benefit of its Trustees and officers.

Sub-Advisor

The Advisor has  delegated  daily  management  of the VA Macro 100 Fund's assets to Laffer  Investments,  Inc.,  which is paid by the  Advisor  and not by the  Fund.  The  address  for  Laffer  Investments,  Inc.  is 2908
Poston  Avenue,  Nashville,  Tennessee  37203.  As of December  31, 2003,
Laffer  Investments,  Inc. has assets under  management of  approximately
$210 million.

Approval of Sub-Advisory Contract

A form of the sub-advisory  agreement  ("Agreement") with the Sub-Advisor and  Huntington  Asset  Advisors,  Inc.  was formally  considered  by the
Board at a meeting  held on February 11, 2004,  which  included  detailed discussions  held  outside  the  presence  of  fund  management  and  the
Advisor's and  Sub-Advisor's  personnel.  In conducting  its review,  the
Board,  all of whom are  Independent  Trustees  for  purposes of the 1940
Act,  were  advised by  independent  legal  counsel.  The Board's  review addressed a variety of factors  including:  (1) the  nature,  quality and extent of services to be provided to the Trust under the  Agreement;  (2)
the  Sub-Advisor's  investment  advisory  experience,  (3) expenses under the  Agreement,  and (4)  information  comparing  the VA Macro 100 Fund's expenses to that of other  comparable  mutual  funds.  The Board  further reviewed  staffing  information  about the Sub-Advisor and the investment processes  to employed by the  Sub-Advisor  with  respect to the VA Macro
100 Fund.

The Board considered the business  reputation of the  Sub-Advisor.  Based on its review,  the Board  approved  the form of  Sub-Advisory  Agreement and determined the  compensation  payable under such agreement to be fair and  reasonable in light of the  Sub-Advisor's  services and expenses and such  matters as the Board  considered  to be relevant in the exercise of their reasonable  business  judgment,  including most particularly  those identified above.


Glass-Steagall Act

The  Gramm-Leach-Bliley  Act of 1999 repealed  certain  provisions of the
Glass-Steagall  Act that had  previously  restricted the ability of banks and their  affiliates  to  engage  in  certain  mutual  fund  activities.
Nevertheless,  the  Advisor's  activities  remain  subject to, and may be limited by, applicable  federal banking law and regulations.  The Advisor believes  that it possesses  the legal  authority to perform the services for the Funds  contemplated  by the  Investment  Advisory  Agreement  and described in the  Prospectus  and this SAI and has so  represented in the
Investment  Advisory  Agreement.  Future  changes  in either  federal  or state statutes and  regulations  relating to the  permissible  activities of banks or bank holding  companies  and the  subsidiaries  or affiliates of  those  entities,  as  well  as  further  judicial  or  administrative
decisions  or   interpretations   of  present  and  future  statutes  and
regulations  could  prevent or restrict  the Advisor from  continuing  to perform  such  services for the Trust.  Depending  upon the nature of any changes  in the  services  that could be  provided  by the  Advisor,  the
Board  would  review  the  Trust's  relationship  with  the  Advisor  and consider taking all action necessary in the circumstances.

Should further  legislative,  judicial or administrative  action prohibit or restrict  the  activities  of the  Advisor,  its  affiliates,  and its correspondent  banks in connection  with customer  purchases of Shares of
the  Trust,   such  banks  might  be  required  to  alter  materially  or discontinue  the  services  offered  by  them  to  customers.  It is  not
anticipated,   however,   that  any  change  in  the  Trust's  method  of
operations  would affect its NAV per Share or result in financial  losses to any customer.


Voting Proxies on Fund Portfolio Securities

Under rule 206(4)-6 of the Investment Advisers Act of 1940 (the "Act"),
it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios.  The Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds
(the "Funds").  The Advisor will employ an independent third party
(currently Institutional Shareholder Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor  will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the
Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by ISS.  The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature
(updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual  meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o     An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o     There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o     Attend less than 75 percent of the board and committee meetings without a valid excuse
o     Implement or renew a dead-hand or modified dead-hand poison pill
o     Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o     Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o     Failed to act on takeover offers where the majority of the shareholders tendered their shares
o     Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o     Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o     Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside
directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors' and officers'
liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o     The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o     Designated lead director appointed from the ranks of the
      independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o     CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a
CASE-BY-CASE basis, considering the following factors:
o     Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o     Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
      and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a
CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of
shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
Plans/Reverse Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a
CASE-BY-CASE basis, taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote
AGAINST the formation of a holding company if the transaction would include either of the following:
o     Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and
non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or
Acquisition
Votes on mergers and acquisitions should be considered on a
CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o     Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance
provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o     It is intended for financing purposes with minimal or no dilution to current Shareholders
o     It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock
(stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share
authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a
CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair
method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a
CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of
simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o     Long-term corporate performance (on an absolute basis and
      relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater
stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a
CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a
CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o     Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related
Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section
162(m) should be considered on a CASE-BY-CASE basis using a
proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to
its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o     Whether the proposal mandates that all awards be performance-based
o     Whether the proposal extends beyond executive awards to those of lower-ranking employees
o     Whether the company's stock-based compensation plans meet ISS's
      SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes
(executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o     The parachute should be less attractive than an ongoing
      employment opportunity with the firm
o     The triggering mechanism should be beyond the control of
      management
o     The amount should not exceed three times base salary plus
      guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o     The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o     The availability and feasibility of alternatives to animal testing to ensure product safety, and
o     The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o     The company has already published a set of animal welfare
      standards and monitors compliance
o     The company's standards are comparable to or better than those of peer firms, and
o     There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o     Whether the proposal focuses on a specific drug and region
o     Whether the economic benefits of providing subsidized drugs
      (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o     The extent that reduced prices can be offset through the
      company's marketing budget without affecting R&D spending
o     Whether the company already limits price increases of its products
o     Whether the company already contributes life-saving
      pharmaceuticals to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote CASE-BY-CASE on proposals to label genetically modified (GMO)
ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o     The nature of the company's business and the proportion of it affected by the Proposal
o     The proportion of company sales in markets requiring labeling or
      GMO-free products
o     The extent that peer companies label or have eliminated GMOs
o     Competitive benefits, such as expected increases in consumer demand for the company's products
o     The risks of misleading consumers without federally mandated, standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.
Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from
biotechnology.
Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate
GMOs from the company's products, taking into account:
o     The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o     The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o     Whether the proposal is limited to a feasibility study or
      additionally seeks an action plan and timeframe actually to phase out GMOs
o     The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o     Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o     Whether the company has adequately disclosed the financial risks of its sub-prime business
o     Whether the company has been subject to violations of lending laws or serious lending controversies
o     Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o     Whether the company complies with all local ordinances and regulations
o     The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o     Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o     Whether the company has gone as far as peers in restricting advertising
o     Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o     Whether restrictions on marketing to youth extend to foreign countries
Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o     The economic loss of eliminating the business versus any
      potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   B. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o     Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o     The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS)
      audits and reports that may duplicate CERES
o     The company's environmental performance record, including
      violations of federal and state regulations, level of toxic emissions, and accidental spills
o     Environmentally conscious practices of peer companies, including endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies
unless it already has well-documented environmental management systems that are
available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of
business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o     The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o     Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are switching from fossil fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change
Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   C. General Corporate Issues

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o     The degree that social performance is already included in the company's pay structure and disclosed
o     The degree that social performance is used by peer companies in setting pay
o     Violations or complaints filed against the company relating to the particular social performance measure
o     Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o     The company is in compliance with laws governing corporate political activities, and
o     The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
      (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community.
In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   D. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o     There are serious controversies surrounding the company's China operations, and
o     The company does not have a code of conduct with standards similar to those promulgated by the International Labor
      Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o     Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o     The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o     Agreements with foreign suppliers to meet certain workplace standards
o     Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o     Whether the company has been recently involved in significant labor and human rights controversies or violations
o     Peer company standards and practices
o     Union presence in company's international factories
Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o     The company does not operate in countries with significant human rights violations
o     The company has no recent human rights controversies or
      violations, or
o     The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the
MacBride Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989
o     Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o     The cost of duplicating efforts to follow two sets of standards
      (Fair Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o     The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride
      Principles
o     Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   E. Military Business

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information.
Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o     Whether the company has in the past manufactured landmine
      components
o     Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o     Whether the company currently or in the past has manufactured cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's involvement in space-based weaponization unless:
o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.

   F. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o     The board composition is reasonably inclusive in relation to companies of similar size and business or
o     The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o     The company has well-documented equal opportunity programs
o     The company already publicly reports on its company-wide
      affirmative initiatives and provides data on its workforce diversity, and
o     The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the
Glass Ceiling Commission's business recommendations, unless:
o     The composition of senior management and the board is fairly inclusive
o     The company has well-documented programs addressing diversity initiatives and leadership development
o     The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o     The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o     Whether the company's EEO policy is already in compliance with federal, state and local laws
o     Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o     The industry norm for including sexual orientation in EEO
      statements
o     Existing policies in place to prevent workplace discrimination based on sexual orientation
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.

Votes should be withheld from directors who:
o     Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o     Ignore a shareholder proposal that is approved by a majority of shares outstanding
o     Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o     Are interested directors and sit on the audit or nominating committee, or
o     Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o     Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a
CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a
CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o     Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o     Removal of shareholder approval requirement for amendments to the new declaration of trust
o     Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the
      1940 Act
o     Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o     Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o     Removal of shareholder approval requirement to change the
      domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without
Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o     Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company
should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a
CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.

V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i)
its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision.  The Advisor may rely on proxy statements filed on the SEC's
EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest.
Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor.  For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.


Portfolio Transactions

The Advisor may place portfolio  transactions with  broker-dealers  which furnish,  without  cost,  certain  research,  statistical,  and quotation services  of value to the  Advisor and its  affiliates  in  advising  the
Trust and  other  clients,  provided  that they  shall  always  seek best
price  and   execution   with  respect  to  the   transactions.   Certain
investments  may be  appropriate  for the  Trust  and for  other  clients advised  by the  Advisor.  Investment  decisions  for the Trust and other clients are made with a view to  achieving  their  respective  investment objectives  and after  consideration  of such  factors  as their  current holdings,  availability  of cash  for  investment,  and the size of their investments  generally.  Frequently,  a particular security may be bought or sold for only one  client or in  different  amounts  and at  different times  for  more  than  one  but  less  than  all  clients.  Likewise,  a particular  security  may be bought for one or more  clients  when one or more other  clients are selling the security.  In addition,  purchases or sales of the same  security  may be made  for two or more  clients  of an investment  advisor on the same day.  In such  event,  such  transactions will be allocated  among the clients in a manner  believed by the Advisor to be  equitable to each.  In some cases,  this  procedure  could have an adverse  effect on the price or amount  of the  securities  purchased  or sold  by the  Trust.  Purchase  and  sale  orders  for the  Trust  may be combined  with those of other  clients of the Advisor in the  interest of achieving the most favorable net results for the Trust.

As part of its  regular  banking  operations,  Huntington  Bank  may make loans to public companies.  Thus, it may be possible,  from time to time, for the Funds to hold or acquire  the  securities  of  issuers  which are also  lending  clients of the  Advisor.  Bank.  The lending  relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions  on U.S.  stock  exchanges  and  other  agency  transactions involve the payment by a Fund of negotiated brokerage  commissions.  Such commissions vary among different  brokers.  Also, a particular broker may
charge   different   commissions   according   to  such  factors  as  the
difficulty  and  size  of  the   transaction.   Transactions  in  foreign
securities  often  involve  the payment of fixed  brokerage  commissions, which are  generally  higher  than those in the United  States.  There is generally no stated  commission in the case of  securities  traded in the over-the-counter  markets,  but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.  In underwritten  offerings, the price  paid by a Fund  includes  a  disclosed,  fixed  commission  or discount retained by the underwriter or dealer.

The  Advisor  places all orders for the  purchase  and sale of  portfolio securities  for a Fund and buys and sells  securities  for a Fund through a  substantial  number of brokers and dealers.  In so doing,  it uses its best  efforts  to  obtain  for  a  Fund  the  best  price  and  execution available.  In seeking the best price and execution,  the Advisor, having in  mind  a  Fund's  best  interests,  considers  all  factors  it  deems relevant,  including,  by way of  illustration,  price,  the  size of the transaction,  the nature of the market  for the  security,  the amount of the  commission,  the  timing  of the  transaction  taking  into  account market  prices and trends,  the  reputation,  experience,  and  financial stability  of the  broker-dealer  involved,  and the  quality  of service rendered by the broker-dealer in other transactions.

It has for many years been a common  practice in the investment  advisory business for advisors of  investment  companies  and other  institutional investors to receive research,  statistical,  and quotation services from broker-dealers  that execute  portfolio  transactions  for the clients of such  advisors.  Consistent  with this  practice,  the  Advisor  receives research,  statistical,  and quotation services from many  broker-dealers with which it places a Fund's  portfolio  transactions.  These  services, which  in some  cases  may  also be  purchased  for  cash,  include  such matters as general  economic and security  market  reviews,  industry and company reviews,  evaluations of securities,  and  recommendations  as to the  purchase  and  sale of  securities.  Some of these  services  are of value to the Advisor  and its  affiliates  in  advising  various of their clients  (including  the Trust),  although not all of these  services are necessarily  useful and of value in managing  the Trust.  The fee paid by a Fund  to the  Advisor  is not  reduced  because  the  Advisor  and  its affiliates receive such services.

As permitted  by Section  28(e) of the  Securities  Exchange Act of 1934,
as amended,  and by the Investment Advisory  Agreements,  the Advisor may
cause a Fund to pay a  broker-dealer  that  provides  the  brokerage  and research services  described above an amount of disclosed  commission for effecting  a  securities  transaction  for  the  Fund  in  excess  of the commission  which another  broker-dealer  may charge for  effecting  that transaction.  The  Advisor's  authority  to  cause a Fund to pay any such greater  commissions  is also  subject to such  policies as the  Trustees may adopt from time to time.


On December 31, 2003,  certain  Funds owned  securities  of the following regular broker/dealers:

---------------------------------------------------------------------------------
Fund                                     Security                    Holdings
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
VA Dividend Capture Fund      Preferred Stock Morgan Stanley         $322,320
                                 Capital Trust II, 7.250%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
VA Dividend Capture Fund       Common Stock Citigroup, Inc.          $291,240
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
VA Growth Fund                 Common Stock Citigroup, Inc.          $365,409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
VA Income Equity Fund          Common Stock Citigroup, Inc.          $451,422
---------------------------------------------------------------------------------

Code of Ethics
Each of the Trust, the Advisor, the Sub-Advisor and the Distributor
maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund.  Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The  administrative  fee  received  during  any  fiscal  year shall be at least $50,000 per Fund.


Sub-Administrator

Huntington  Bank  serves as  sub-administrator  to the  Funds,  assisting with the provision of  administrative  services  necessary to operate the
Funds.  Huntington  Bank receives a fee at the  following  annual rate of the average daily net assets of the Funds.

-----------------------------------------------
     Maximum        Average Daily Net Assets
Sub-Administrative        of the Funds
       Fee
-----------------------------------------------
-----------------------------------------------
      .060%           on the first $4 billion
-----------------------------------------------
-----------------------------------------------
      .055%            on the next $3 billion
-----------------------------------------------
-----------------------------------------------
      .050%            on assets in excess of
                             $7 billion
-----------------------------------------------

Financial Administrator

Huntington  Bank also  serves as the  financial  administrator  providing administrative  and portfolio  accounting  services to the Funds. For its services,  Huntington  Bank  receives  a fee equal to 0.0425 of 1% of the average  daily net assets of the Funds,  subject to a minimum  annual fee of  $9,000  for  each  additional  class  of  Shares  (existing  prior to
December 1, 2001) of any Fund having more than one class of Shares.

Expenses

The Trust's  service  providers bear all expenses in connection  with the performance  of their  respective  services,  except  that each Fund will
bear  the  following   expenses   relating  to  its  operations:   taxes,
interest,  brokerage  fees  and  commissions,  if any,  fees  and  travel
expenses  of  Trustees  who  are  not  partners,   officers,   directors,
shareholders  or employees of  Huntington  Bank,  SEC fees and state fees and  expenses,  certain  insurance  premiums,  outside and, to the extent authorized  by the Trust,  inside  auditing and legal fees and  expenses, fees  charged  by rating  agencies  in having the  Fund's  Shares  rated, advisory  and  administration  fees,  fees and  reasonable  out-of-pocket expenses of the  custodian  and  transfer  agent,  expenses  incurred for pricing  securities  owned by the Fund, costs of maintenance of corporate
existence,   typesetting   and  printing   prospectuses   for  regulatory
purposes  and  for  distribution  to  current  Shareholders,   costs  and
expenses of  Shareholders'  and  Trustees'  reports and  meetings and any extraordinary expenses.


Distributor

The Fund's Distributor,  Edgewood Services Inc.,  ("Distributor")  offers
Shares on a  continuous,  best-efforts  basis and  markets  the Shares to
institutions   or  to   individuals,   directly  or  through   investment
professionals.  No compensation  was paid to the  Distributor  during the fiscal year ended December 31, 2003. The  Distributor  and its affiliates may pay out of their assets other  amounts  (including  items of material value) to investment  professionals  for marketing and servicing  Shares.
The  Distributor  is a  wholly-owned  subsidiary of Federated  Investors,
Inc. From time to time,  the  Distributor  may pay out of its  reasonable
profits  and  other  resources   (including   those  of  its  affiliates)
advertising, marketing and other expenses for the benefit of the Funds.


Custodian

For each of the Funds, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, the Advisor is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the
Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.


Sub-Custodian

State  Street  Bank and Trust  Company,  whose  address  is Two  Heritage
Drive,  Quincy,  Massachusetts 02171, serves as the sub-custodian for the
International Equity Fund.


Transfer Agent and Dividend Disbursing Agent

Unified   Fund   Services,   Inc.,   whose   address  is  P.O.  Box  6110
Indianapolis,  IN  46206-6110,  serves as the transfer agent and dividend disbursing agent for the Trust.


Independent Auditors

As of March 2, 2004, Ernst & Young LLP, whose address is 1900
Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, began serving as the independent auditors for the Trust. Prior to that time,
KPMG LLP served as the independent auditors.

Legal Counsel

Ropes & Gray LLP, 700 12th Street,  NW, Suite 900,  Washington,  D.C.
20005,  are  counsel to the Trust and will pass upon the  legality of the
Shares offered hereby.

                  FEES PAID BY THE FUNDS FOR SERVICES*
----------------------------------------------------------------------------------------
              VA Dividend Capture Fund     VA Growth Fund       VA Income Equity Fund
                                       -------------------------------------------------
              --------------------------------------------------------------------------
                For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2003     2002    2001    2003    2002    2001    2003    2002     2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Advisory Fee $57,195   $7,790    $256 $43,311 $11,654  $1,041 $87,639 $37,647  $25,229
       Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Administration $7,149     $974     $59  $5,414  $1,457    $240 $10,995  $4,706   $5,868
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Sub-Administrat$5,719     $779     N/A  $4,331  $1,165     N/A  $8,764  $3,675      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
         Fund  $5,290   $1,417  $1,301  $4,297  $1,445    $496  $7,436  $3,297     $755
   Accounting
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Reimbursements $(656)  $14,403 $(6,600)  $(59) $10,939     $ -     $ - $26,723 $(6,097)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Brokerage $58,360  $18,402  $1,635 $16,267  $8,877  $1,681 $76,328 $18,025   $6,192
  Commissions
        Paid*
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
              VA Mid Corp America Fund   VA New Economy Fund   VA Rotating Markets Fund
                                       -------------------------------------------------
              --------------------------------------------------------------------------
                For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2003     2002    2001    2003    2002    2001    2003    2002     2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Advisory Fee $37,641   $9,002    $276 $10,275  $2,547    $264 $14,316  $2,624     $259
       Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Administration $4,705   $1,125     $63  $1,284    $318     $61  $1,789    $328      $60
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Sub-Administrat$3,764     $900     N/A  $1,027    $255     N/A  $1,432    $262      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
         Fund  $3,873   $1,558     $58  $1,934  $1,214     $58  $2,201  $1,081      $57
   Accounting
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Reimbursements $(221)  $14,256 $(7,300) $(929)  $9,219 $(7,000)$(1,395) $9,293 $(7,000)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Brokerage $15,254  $10,883    $698  $8,509  $2,987    $779 $13,589  $2,065       $0
  Commissions
        Paid*
----------------------------------------------------------------------------------------

* VA Income Equity Fund commenced operations on October 21, 1999; VA
Growth Fund commenced operations on May 1, 2001; and VA Rotating
Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA
New Economy Fund commenced operations on October 15, 2001. Therefore, the fees reflect these shortened periods of operations. Also, because the VA Dividend Capture Fund , VA Growth Fund, VA Mid Corp America
Fund, VA New Economy Fund and VA Rotating Markets Fund, did not operate for a full year in 2001, their brokerage commission amounts were lower in that year.

Since May 1, 2002, The Huntington National Bank has subcontracted with
BISYS Fund Services Ohio, Inc. for fund accounting services. Prior thereto, State Street Bank and Trust Company was providing sub-fund accounting services. Prior to December 1, 2001, The Huntington National
Bank was administrator for the Funds and SEI Investments Mutual Fund
Services was sub-administrator.

                     Principal Holders of Securities

Information  is provided  below  regarding each person who owns of record or is known by the Trust to own  beneficially  5% or more of any class of
Shares of any Fund.  Huntington  Asset  Advisors,  Inc. is a wholly owned subsidiary of The  Huntington  National  Bank.  The  Huntington  National
Bank,  a  national  banking  association,  is  an  indirect  wholly-owned
subsidiary  of  Huntington  Bancshares   Incorporated,   a  bank  holding
company  organized under the laws of Ohio. By virtue of Huntington  Asset
Advisors,   Inc.'s.   affiliation  with  The  Huntington  National  Bank,
Huntington Asset Advisors, Inc. may be deemed to control the Funds.

 As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

-------------------------------------------------------------------------------------
        Fund              Shareholder Name      Shares Owned        Percentage Owned
                                   Address
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Dividend Capture        Hartford Life         1,732,513                  97.46%
                 Fund    Insurance Company
                             P.O. Box 2999
                        Hartford, CT 06104
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
       VA Growth Fund        Hartford Life         1,596,991                  97.25%
                         Insurance Company
                             P.O. Box 2999
                        Hartford, CT 06104
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
VA Income Equity Fund   Hartford Life Seed         2,276,726                  98.80%
                                   Account
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Mid Corp America        Hartford Life           911,631                  96.43%
                 Fund    Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA New Economy Fund      Carey & Co.            20,000                   6.95%
                      41 South High Street
                        Columbus, OH 43215
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA New Economy Fund        Hartford Life           261,842                  90.94%
                         Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Rotating Markets        Hartford Life           433,142                  93.75%
                 Fund    Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


                           SHAREHOLDER RIGHTS

The  Trust  is  an  open-end   management   investment   company,   whose
Declaration  of Trust  permits  the  Trust to offer  separate  series  of
Shares  of  beneficial  interest,   representing  interests  in  separate
portfolios  of  securities.  The  Shares  in  any  one  portfolio  may be offered  in two or more  separate  classes.  As of the date of this  SAI, the Trustees have established one class of Shares in the Funds.

All  shareholders  are  entitled  to one vote for each  share held on the record date for any action  requiring a vote by the  shareholders,  and a
proportionate   fractional   vote  for  each   fractional   share   held.
Shareholders  of the  Trust  will vote in the  aggregate  and not by Fund except  as  otherwise  expressly  required  by law or when  the  Trustees determine  that the matter to be voted upon  affects  only the  interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not  required to hold annual  meetings of  shareholders  for the  purpose of electing  Trustees  except that (i) the Trust is required to hold a  shareholders'  meeting  for the  election  of Trustees at such time as less than a majority  of the  Trustees  holding  office have been elected  by  shareholders  and (ii) if, as a result  of a vacancy  on the
Board,  less than  two-thirds  of the Trustees  holding  office have been elected by the  shareholders,  that  vacancy may only be filled by a vote of the  shareholders.  In  addition,  Trustees may be removed from office by a  written  consent  signed  by the  holders  of  Shares  representing two-thirds  of the  outstanding  Shares of the  Trust at a  meeting  duly called for the purpose,  which meeting must be held upon written  request of not  less  than  10% of the  outstanding  Shares  of the  Trust.  Upon written  request  by  the  holders  of  shares  representing  1%  of  the outstanding  Shares of the Trust stating that such  shareholders  wish to communicate  with the other  shareholders  for the  purpose of  obtaining the  signatures  necessary  to demand a meeting to consider  removal of a
Trustee,  the Trust will provide a list of  shareholders  or  disseminate appropriate  materials (at the expense of the  requesting  shareholders).
Except as set forth  above,  the Trustees may continue to hold office and may appoint successor Trustees.

Under    Massachusetts   law,    shareholders    could,   under   certain
circumstances,  beheld  personally  liable  for  the  obligations  of the
Trust.   However,   the  Declaration  of  Trust   disclaims   shareholder
liability for acts or  obligations  of the Trust and requires that notice
of  such   disclaimer  be  given  in  each  agreement,   obligation,   or
instrument  entered  into or executed by the Trust or the  Trustees.  The
Declaration  of  Trust  provides  for  indemnification  out  of a  Fund's property  for all loss and  expense of any  shareholder  held  personally liable for the  obligations of a Fund.  Thus the risk of a  shareholder's incurring  financial loss on account of shareholder  liability is limited to  circumstances  in  which  the  Fund  would  be  unable  to  meet  its obligations.


Shareholder  inquiries  regarding  the Funds  should be  directed  to the
Trust, c/o Unified Fund Services,  Inc., P.O. Box 6110  Indianapolis,  IN
46206-6110.


     ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be  purchased,  exchanged  and  redeemed  only by contacting  a participating insurance company.

In  connection   with  certain   redemption  or  exchange   requests,   a
shareholder  may  be  required  to  obtain  a  signature   guarantee  for
authentication  purposes.  Only New Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases  are made at NAV. If at any time the right to  purchase  Shares
is   suspended,   although  no  new   purchases  may  be  made,  in  some
circumstances   existing   shareholders  may  be  permitted  to  purchase
additional Shares and have dividends reinvested.

Other Exchange Information

Exchanges  may only be made between  Funds having  identical  shareholder registrations.  For any  other  exchanges  you must  obtain  a  signature guarantee.

Unless  otherwise  specified  in  writing,   the  existing   registration
relating  to a Fund  being  exchanged  will  be used  for  any  new  Fund accounts required to be opened in the exchange.

Exchanges  will not be available for shares  purchased by check until the check has cleared.


Other Redemption Information

If a  shareholder  wishes to wire  redemption  proceeds  to a bank  other than the one  previously  designated,  redemption  may be  delayed  by as much as seven  days.  To  change  the name of the bank  account  to which redemption  proceeds will be wired,  a shareholder  should send a written request  (and, if  necessary,  with a signature  guarantee) to the Trust,
c/o Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds  from the  redemption  of shares  purchased by check will not be available until the check has cleared.

                                  TAXES

It  is  intended  that  each  Fund  qualify  each  year  as  a  regulated investment  company  under  Subchapter M of the Internal  Revenue Code of
1986,  as amended (the  "Code").  In order to qualify for the special tax
treatment   accorded   regulated    investment    companies   and   their
shareholders, a Fund must, among other things:

       (a)  derive  at least  90% of its  gross  income  from  dividends, interest,  payments with respect to certain securities loans, and  gains  from  the  sale or other  disposition  of  stock,
            securities   and   foreign   currencies,   or  other   income
            (including  but not limited to gains from  options,  futures, or forward  contracts)  derived  with respect to its business of investing in such stock, securities, or currencies;

       (b)  distribute  with respect to each taxable year at least 90% of the sum of its  "investment  company taxable income" (as that term is defined in the Code without  regard to the  deduction for dividends paid - generally  taxable  ordinary  income and the excess, if any, of net short-term  capital gains over net long-term capital losses) and its tax-exempt  interest income
            (less deductions  attributable to that income) for such year, if any; and

       (c)  diversify  its  holdings  so that,  at the end of each fiscal quarter  (i) at least 50% of the  market  value of the Fund's assets  is  represented  by  cash or  cash  items  (including
            receivables),  U.S.  Government  securities,   securities  of
            other regulated  investment  companies,  and other securities limited in  respect of any one issuer to a value not  greater than 5% of the value of the  Fund's  total  assets and 10% of the outstanding  voting  securities of such issuer,  and (ii)
            not more than 25% of the value of its assets is  invested  in the  securities  (other than those of the U.S.  Government or other  regulated  investment  companies) of any one issuer or of two or more issuers  which the Fund controls and which are
            engaged  in  the  same,   similar,   or  related   trades  or
            businesses.

If a Fund  qualifies as a regulated  investment  company that is accorded special  tax  treatment,  the Fund will not be subject to federal  income tax  on  income  paid  to  its  shareholders  in the  form  of  dividends
(including capital gain dividends).

If a Fund fails to qualify as a  regulated  investment  company  accorded special tax treatment in any taxable  year,  the Fund would be subject to tax on its income at  corporate  rates.  In  addition,  the Fund could be required to recognize net unrealized  gains,  pay  substantial  taxes and interest,  and make  substantial  distributions  before  requalifying  as regulated investment company that is accorded special tax treatment.

If a Fund were to fail to  distribute  in a calendar  year  substantially all of its  ordinary  income for such year and  substantially  all of its net capital  gains for the year  ending  October 31 (or later if the Fund is  permitted so to elect and so elects),  plus any retained  amount from the  prior  year,  the  Fund may be  subject  to a 4%  excise  tax on the
under-distributed   amounts.   Each  Fund   intends   generally  to  make
distributions sufficient to avoid imposition of the 4% excise tax.

For a  discussion  of the tax  consequences  of variable  life or annuity contracts,  refer to the  prospectuses  or other  documents  you received when you  purchased  your variable  life or variable  annuity  contracts.
Variable annuity  contracts  purchased through insurance company separate accounts  provide  for the  accumulation  of all earning  from  interest, dividends,  and capital  appreciation  without current federal income tax liability  for the owner.  Depending on the variable  annuity or variable life  contract,  distributions  from  the  contract  may  be  subject  to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a  distribution  attributable  to income on the  investment  in the  contract is subject to federal  income tax.  Investors  should  consult with  competent  tax advisors for a more
complete   discussion  of  possible  tax  consequences  in  a  particular situation.

In  addition  to  the  diversification  requirements  applicable  to  all
regulated   investment   companies  discussed  above,  the  Code  imposes
certain  diversification  standards on the underlying  assets of variable annuity  contracts  held in the Funds.  The Code provides that a variable annuity  contract  shall not be treated as an  annuity  contract  for any period (and any subsequent  period) for which the  investments are not in accordance  with  regulations  prescribed  by  the  Treasury  department,
adequately   diversified.   Disqualification   of  the  variable  annuity
contract as an annuity  contract would result in immediate  imposition of federal income tax on variable  contract  owners with respect to earnings allocable to the contract.  This liability  would  generally  arise prior to the receipt of payments under the contract.

A Fund will  meet the  diversification  requirements  if no more than 55%
of the  value of its  assets is  represented  by any one  investment,  no more  than  70% of the  value of its  assets  is  represented  by any two investments,  no more than 80% of the value of its assets is  represented by any  three  investments,  and no more  than  90% of the  value  of its assets is  represented  by any four  investments.  For  purposes  of this rule, all  securities of the same issuer,  all interests in a single real estate  project,  and all interests in the same  commodity are treated as a single  investment,  but each government agency or  instrumentality  is treated  as  separate  issuer.  Alternatively,  a Fund will be treated as meeting  this  requirement  for any quarter of its taxable year if, as of
the  close  of  such   quarter,   the  Fund  meets  the   diversification
requirements  applicable  to  regulated  investment  companies  generally
(described  above)  and no more than 55% of the value of it total  assets
consists   of  cash  and  cash  items   (including   receivables),   U.S.
Government  securities,  and  securities  of other  regulated  investment companies.

Treasury  regulations  provide that a variable  annuity  contract will be able to look  through  to the  assets  held by a Fund for the  purpose of
meeting   the   diversification   test   if  the   Fund   meets   certain
requirements.  Each  Fund will be  managed  in such a manner as to comply with the  diversification  requirements and to allow the variable annuity contracts  to be treated as owning a  proportionate  share of such Fund's
assets.   It  is   possible   that,   in   order  to   comply   with  the
diversification  requirements,  less desirable  investment  decisions may be made which could affect the investment performance of such Fund.

The above  discussion  of the federal  income tax  treatment of the Funds assumes  that all the  insurance  company  accounts  holding  Shares of a
Fund are either  segregated asset accounts  underlying  variable contacts as  defined in Section  817(d) of the Code or the  general  account of an insurance  company as defined in Section 816 of the Code.  Additional tax consequences  may apply to holders of variable  contracts  investing in a
Fund if any of those  contracts are not treated as annuity,  endowment or life insurance contracts.

Under recently enacted Treasury  regulations,  if a shareholder  realizes a loss on a  disposition  of the Fund's  shares of $2 million or more for an  individual  shareholder  or  $10  million  or  more  for a  corporate shareholder  (such as an insurance  company holding the separate accounts referenced  in this SAI),  the  shareholder  must file with the  Internal
Revenue  Service a disclosure  statement on Form 8886.  Shareholders of a regulated  investment  company,  such as the separate  accounts  that own shares of the Funds,  are not excepted from this filing  requirement even though,  as a  practical  matter,  any such  loss  would not  reduce  the taxable income of the insurance  company  holding the separate  accounts.
Future   guidance   may  provide  an   exception   from  this   reporting
requirement  to  shareholders   of  most  or  all  regulated   investment
companies.

The foregoing  discussion is based on tax laws and regulations  which are in  effect  on the  date of this  Statement  of  Additional  Information.
Such laws and  regulations  may be changed by  legislative,  judicial  or
administrative   action  and  such   changes  may  be   retroactive.   In
particular,  if the tax on  dividends  paid  out of  earnings  previously taxed at the corporate  level is reduced or  eliminated,  this may reduce
the  value  of,  and  thus  the  return  on,   previously   issued   debt
obligations  and  similar  securities  which are part of  certain  of the
Funds.   This   change   could   reduce  the  net  asset  value  of,  and
distributions  made by,  these  Funds.  However,  since  Fund  shares are expected to be owned in connection with variable  annuity  accounts,  the reduction or  elimination  of the tax on such  dividends  will likely not affect the tax discussion above.

In addition,  the  foregoing  is only a summary of some of the  important federal  tax  considerations  generally  affecting  holders  of  variable annuity  contracts  investing  in a Fund.  No  attempt is made to present herein a complete  explanation  of the federal  income tax  treatment  of each  Fund  or of the  holders  of  such  variable  contracts,  and  this discussion  is not  intended as a  substitute  for careful tax  planning.
Accordingly,  prospective  investors  are urged to consult with their tax advisers with specific  reference to their own tax  situation,  including the potential  application of state,  local, and (if applicable)  foreign taxes.

                       DIVIDENDS AND DISTRIBUTIONS

Each  of the  Funds  will  declare  and  distribute  dividends  from  net investment  income,  if any, and will distribute its net realized capital gains, if any, at least annually.

                         PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance  with SEC  guidelines,  the average annual total return for each class of shares is calculated  according to the  following  formula:
where p = a  hypothetical  initial  of $1,000;  n = number of years;  and
ERV = ending  redeemable  value  of the  hypothetical  $1,000  investment after the investment period.

In  accordance  with SEC  guidelines,  the yield for each class of shares of a Fund is  computed by dividing  the net  investment  income per share earned during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

per  share on the  last day of the  period,  according  to the  following formula:

where a = dividends and interest  earned during the period;  b = expenses accrued for the period  (net of  reimbursements);  c = the average  daily number of shares  outstanding  during the period  that were  entitled  to receive  dividends;  and d = the maximum  offering price per share on the last day of the period.

In accordance  with SEC  guidelines,  the  tax-equivalent  yield for each class of the Funds is  computed  by  dividing  the  portion  of the yield that is  tax-exempt  by 1 minus a stated  income  tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.
The average  annual  total  returns for each of the  following  Funds for the  one-year,  five-year and ten-year  periods,  and for the life of the respective Fund through December 31,  2003, were as follows:

--------------------------------------------------------------------------------
                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund                           12/31/2003   12/31/2003   12/31/2003   12/31/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 21.36%        N/A          N/A        10.32%1
VA Dividend Capture Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Growth Fund                   15.95%        N/A          N/A       (5.94)% 2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Income Equity Fund            18.43%        N/A          N/A         3.32%3
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Mid Corp America Fund         29.63%        N/A          N/A        10.92%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA New Economy Fund              31.56%        N/A          N/A        10.14%1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VA Rotating Markets Fund         24.35%        N/A          N/A         4.53%1
--------------------------------------------------------------------------------

(1) Since 10/15/01
(2) Since 5/1/01
(3) Since 10/21/99

                          FINANCIAL STATEMENTS

The  audited  financial  statements  of the  Funds  for  the  year  ended
December  31,  2003,  and the report of KPMG LLP,  independent  certified public  accountants,  are  incorporated  herein  by  reference  from  the
Trust's  Annual Report to  Shareholders  for the year ended  December 31,
2003,  which  has  been  previously  sent to  shareholders  of each  Fund pursuant to Section 30(d) of the 1940 Act and  previously  filed with the
SEC.  A  copy  of the  Annual  Report  to  Shareholders  may be  obtained without charge by contacting the Trust.

                           INVESTMENT RATINGS

The NRSROs that may be  utilized  by the Funds with  regard to  portfolio investments  for  the  Funds  include  Moody's,  S&P,  Fitch  Ratings
("Fitch"),  Duff & Phelps, and Thomson BankWatch,  Inc. ("TBW").  Set
forth  below  is a  description  of the  relevant  ratings  of each  such
NRSRO.  The NRSROs that may be utilized by the Funds and the  description of  each  NRSRO's  ratings  is as of  the  date  of  this  SAI,  and  may subsequently change.

Moody's Long-Term Debt Ratings
(Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to
short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The  underlying  issuer/obligor/guarantor  has  other  outstanding debt rated A by S&P or Moody's.

S&P Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Fitch Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Short-Term Municipal Obligation Ratings
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Fitch Short-Term Debt Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

Moody's Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW Short-Term Debt Ratings
TBW  assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

o     Government guarantees
o     Government or quasi-government ownership or control
o     The degree of concentration in the banking system
o     Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 or LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 or LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 or LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 or LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


ADDRESSES

Equity Funds
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Fund
Huntington VA Mortgage Securities Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Sub-Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio  45202

Cusip 446771305                             Cusip 446771503
Cusip 446771206                             Cusip 446771602
Cusip 446771107                             Cusip 446771701
Cusip 446771800                             Cusip 446771883
Cusip 446771875                             Cusip 446771867


Part C.           Other Information

Item 23.          Exhibits:

                  (a)   Conformed copy of Declaration of Trust of the
                        Registrant, dated June 30, 1999; (1)
                  (b)   Copy of By-Laws of Registrant, dated July 21, 1999; (1)
                  (c)  (i) Copy of Certificate of Designation
                           of Series of Shares of the Registrant, dated July 21, 1999; (1)
                      (ii) Conformed copy of Certificate of
                        Designation of Series of Shares of the Registrant, dated
                        March 8, 2004 ; (+)
                  (d)  (i) Conformed copy of Investment Advisory Agreement of the Registrant  including Exhibit A, dated May 12, 2001; (3)
                       (ii)  Conformed copy of Amendment to Investment Advisory Agreement of the
                        Registrant, dated October 16, 2001; (5)
                        (iii) Conformed copy of Investment Advisory Contract Letter Agreement, dated
                        February 14, 2003; (6)
                        (iv)  Conformed copy of Investment Advisory Contract Letter Agreement, dated April
                        15, 2004; (+)
                        (v)   Form of Exhibit A to the Investment Advisory Agreement of the Registrant, by
                        and between Huntington VA Funds and Huntington Asset
                        Advisors, Inc., dated May 12, 2001, as amended April 30,
                        2004; (+)
                        (vi)  Form of Subadvisory Agreement by and among Huntington VA Funds, Huntington
                        Asset Advisors, Inc. and Laffer Investments, Inc., dated
                        April 30, 2004; (+)
                  (e)  (i)    Conformed copy of Distributor's Contract of
                        Registrant, dated December 1, 2001; (+)
                    (ii)      Conformed copy of Amendment to Distributor's Contract
                        of the Registrant, dated October 1, 2003; (7)
                    (iii)     Conformed copy of Amendment to Distributor's Contract
                        of the Registrant, dated November 12, 2003; (7)
                    (iv)Conformed copy of Exhibit A to the Distributor's Contract of the Registrant, dated March 8, 2004; (+)
                    (v) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant, dated March 8, 2004; (+)
                    (vi)Conformed copy of Exhibit C to the Distributor's Contract of the Registrant, dated March 8, 2004; (+)
                    (vii)     Conformed Copy of Exhibit D to the Distributor's
                        Contract of the Registrant, dated April 30, 2003; (+)
                    (viii)    Conformed copy of Exhibit E to the Distributor's
                        Contract of the Registrant, dated March 8, 2004; (+)
                       (ix)   Conformed copy of Administrative Services Agreement dated
                        December 1, 2001; (4)
                    (x)       Conformed copy of Sub-Administrative Services
                    Agreement dated
                        December 1, 2001; (4)
                    (xi)Conformed copy of First Amendment to Administrative
                        Services Agreement between Huntington VA Funds and Hartford
                        Life Insurance Company, dated September 2002; (+)
                  (f)   Not applicable;
                  (g)  (i)    Conformed copy of Custodian Agreement of the
                        Registrant, dated October 15, 1999; (4)
                        (ii)  Conformed copy of Amendment to Custodian Agreement of the Registrant, dated
                        October 16, 2001; (5)
                        (iii) Form of Custodian Agreement dated March 2, 1002, between The Huntington Funds and State Street Bank and Trust Company; (+)
                (h)   (i) Conformed copy of Mutual Fund Services Agreement for Transfer
                        Agency Services, dated March 12, 2002; (4)
                     (ii)     Conformed copy of Amendment to Mutual Fund Services
                        Agreement for Transfer Agency Services, dated March 12,
                        2002; (7)
                     (iii)    Copy of Exhibit A to the Mutual Fund Services
                        Agreement for Transfer Agency Services, effective as of
                        March 12, 2002 and revised as of April 30, 2004; (+)
                        (iv)  Conformed copy of Financial Administration and
                        Accounting
                        Services Agreement, dated December 1, 2001; (4)
                         (v)  Copy of Exhibit A to Financial Administration and
                        Accounting Services Agreement, amended April 30, 2004; (+)
                        (vi)  Conformed copy of Sub-Financial Administration and Accounting
                        Services Agreement, dated December 1, 2001; (4)
                       (vii)  Conformed copy of Fund Participation Agreement among
                        Huntington VA Funds, Huntington Asset Advisors, Inc.,
                        Edgewood Services, Inc. and Hartford Life Insurance
                        Company, dated November 1, 2003; (+)
                      (viii)  Conformed copy of Fund Participation Agreement among
                        Huntington VA Funds, Edgewood Services, Inc., Huntington
                        Asset Advisors, Inc., and Transamerica Life Insurance
                        Company, dated December 1, 2003; (+)
(i)          Conformed copy of Opinion and Consent of Counsel as to legality of
                        Shares being registered; (+)
(j)   (i)   Conformed copy of Independent Auditors Consent; (+)
                     (ii)     Consent of Ropes & Gray; (+)
(k)          Not applicable;
(l)          Copy of Initial Capital Understanding; (1)
(m)          Not Applicable
(n)          Not Applicable
(o)    (i)           Conformed copy of Power of Attorney for Charles L. Davis, Jr.,
                        Daniel B. Benhase, Bryan C. Haft, David R. Carson, David S.
                        Schoedinger, John M. Shary, Thomas J. Westerfield and
                        William R. Wise; (+)
                         (ii) Conformed copy of Power of Attorney for George M.
                              Polatas; (7)
                  (p)  (i)    Code of Ethics for the Registrant; (3)
                       (ii)   Code of Ethics for The Huntington
                              National Bank; (3)
                     (iii)    Code of Ethics for Huntington Asset Advisors, Inc; (7)
                     (iv)     Code of Ethics for Federated Investors; (7)
                     (v)Code of Ethics for Laffer Investment, Inc.; (7)

______________________________________________________________________________________
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrations Initial Registration
      Statement on form
      N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 1 on Form
      N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 2 on Form
      N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 on Form N-1A filed on April 25, 2002. (File Nos. 333-83397 and 811-09481)

5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed on February 28, 2003. (File Nos. 333-83397 and 811-09481)

6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No.6 on Form N-1A filed on April 28, 2003. (File Nos. 333-83397 and
      811-09481)

7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 on Form N-1A filed on February 2, 2004. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25. Indemnification

      Indemnification of Registrant's Trustees and officers is provided by Section
4.3 of Registrant's Declaration of Trust, which is incorporated by reference as
Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof.
Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the
Custodian Contract, and the Transfer Agency Agreement. The Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule
484 under the Securities Act of 1933 and release 11330 under the Investment Company
Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connection of the Investment Advisor.

            Huntington  Asset  Advisors,  Inc.,  ("Huntington")  serves as the  investment adviser to the  Registrant.  Huntington  is a wholly owned  subsidiary  of The
            Huntington  National  Bank  ("HNB").  Huntington  conducts  a variety of trust activities.  To the  knowledge  of the  Registrant,  none of the  directors or executive  officers of  Huntington,  except those set forth  below,  is or has been at any time  during  the past  two  fiscal  years  engaged  in any  other business,  profession,  vocation or employment of a substantial nature, except that certain  directors  and executive  officers  also hold various  positions with and engage business for HNB.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Christopher M. Rowane         Senior Vice President

      Kirk Mentzer                  Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Paul Koscik                   Vice President

      Madelynn Matlock              Vice President

      Craig J. Hardy                Vice President

      Christopher G. Cwiklinski     Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Kathy Stylarek                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
Financial Officer

Item 27.    Principal Underwriters:

            (a)   Edgewood Services, Inc. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  Banknorth Funds, BBH Fund, Inc., BBH Trust, Excelsior
                  Funds, Inc., Excelsior Institutional Trust, Excelsior
                  Tax-Exempt Funds, Inc., Golden Oak(R)Family of Funds,
                  Hibernia Funds, The Huntington Funds, Huntington VA Funds,
                  Marshall Funds, Inc., MTB Group of Funds, The Provident
                  Riverfront Funds, and WesMark Funds.

           (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

 (c)  Not applicable

Item 28.    Location of Accounts and Records:

            The Huntington Funds..........      41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.           41 South High Street
            ("Advisor")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

            Unified Fund Services, Inc....      P.O. Box 6110
            ("Transfer Agent and Dividend Disbursing        Indianapolis, IN 46206-6110
            Agent").......................

      ......BISYS Fund Services Ohio, Inc.                  3435 Stelzer Road
            ("Sub-Fund Accountant").......      Suite 1000
                                                Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                                     SIGNATURES

    Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the  Registrant,  HUNTINGTON VA FUNDS,  certifies that it meets all of the  requirements  for  effectiveness  of this Amendment to its  Registration
Statement  pursuant to Rule  485(b)  under the  Securities  Act of 1933 and has duly caused this  Amendment to its  Registration  Statement to be signed on its behalf by
the  undersigned,   thereto  duly   authorized,   in  the  City  of  Pittsburgh  and
Commonwealth of Pennsylvania, on the 29th day of April, 2004.

                                HUNTINGTON VA FUNDS

                  BY: /s/ Alicia G. Powell
                  Assistant Secretary
                  April 29, 2004

    Pursuant to the  requirements  of the Securities Act of 1933,  this Amendment to its  Registration  Statement  has been signed below by the  following  person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Alicia G. Powell          Attorney In Fact                 April 29, 2004
    Alicia G. Powell              For the Persons
    ASSISTANT SECRETARY           Listed Below

    Daniel B. Benhase*            President
                                  (Principal Executive Officer)

    Brian C. Haft*                Treasurer
                                  (Principal Financial Officer)

    Charles L. Davis, Jr.*        Chief Executive Officer

    George M. Polatas*            Vice President

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee

* By Power of Attorney filed herewith